UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31,

Date of reporting period:  NOVEMBER 30, 2008



ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA CORNERSTONE STRATEGY FUND - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2008

[LOGO OF USAA]
   USAA(R)

                       [GRAPHIC OF USAA CORNERSTONE STRATEGY FUND]

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     SEMIANNUAL REPORT
     USAA CORNERSTONE STRATEGY FUND
     NOVEMBER 30, 2008

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

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FUND OBJECTIVE

ACHIEVE A POSITIVE, INFLATION-ADJUSTED RATE OF RETURN AND A REASONABLY STABLE VALUE OF FUND SHARES, THEREBY PRESERVING PURCHASING POWER OF SHAREHOLDERS' CAPITAL.

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TYPES OF INVESTMENTS

Using preset target ranges, the Fund's strategy is to invest its assets mostly in stocks (divided into the categories of U.S., international, real estate, precious metals and minerals, and other alternative investment strategies) and to a much lesser extent in bonds and money market instruments. The Fund may at times implement an index option-based strategy and a global tactical asset allocation overlay strategy.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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

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TABLE OF CONTENTS

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
PRESIDENT'S MESSAGE                                                            2

MANAGERS' COMMENTARY                                                           4

INVESTMENT OVERVIEW                                                            9

FINANCIAL INFORMATION

    Portfolio of Investments                                                  14

    Notes to Portfolio of Investments                                         81

    Financial Statements                                                      86

    Notes to Financial Statements                                             89

EXPENSE EXAMPLE                                                              107

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2009, USAA. All rights reserved.

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

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PRESIDENT'S MESSAGE

"FOR THOSE WHO HAVE THE TIME TO WAIT AND
THE ABILITY TO SLEEP AT NIGHT, PATIENCE MAY      [PHOTO OF CHRISTOPHER W. CLAUS]
BE THE MOST PRUDENT LONG-TERM STRATEGY."

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DECEMBER 2008

Well, it's official. The U.S. economy has been in a recession since December 2007, according to the National Bureau of Economic Research. The news is not likely to surprise those who have been looking at their investment statements and 401(k) balances. What's more, the recession appears to have gone global. Now that Europe, Japan, and Canada have acknowledged their own recessions, the first worldwide recession of the 21st century seems to be under way.

Does this mean we will experience a new Great Depression? Media hype notwithstanding, I do not think so. Although unemployment rose to 6.7% in November 2008 and could climb to 8% by mid-2009, according to some analysts, it's still a far cry from the 25% unemployment rate of the Depression. Furthermore, the U.S. government has been able to intervene in support of the financial system. In 1930, it had been powerless to prevent an enormous bank failure. The result was a massive loss of confidence in the banking system and a panic in which about 4,000 commercial banks failed. Subsequently, the Federal Reserve Board was given new powers and has been using them to work with other central banks, global governments, regulators, and financial institutions to address key issues, such as liquidity, the availability of capital, and market confidence. This time, progress, albeit slow, already has been made.

Nevertheless, I believe the current recession will be longer and more severe than average. It took time for global institutions to accumulate their inventories of risky assets and for U.S. consumers to build up debt, so it naturally follows that they'll need time to set things right. Meanwhile, investors are reeling from the day-to-day volatility -- unprecedented in

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2  | USAA CORNERSTONE STRATEGY FUND

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most of our lifetimes -- in the global financial markets. The bad news: So long as fear and market sentiment continue to drive investment decision-making, that volatility will more than likely persist.

The good news: Better days lie ahead. Financial markets tend to overreact on both the upside and downside. At the time of this writing, forced selling, portfolio liquidations, margin calls, and investor redemptions have pushed down the value of most asset classes. Investors seem to be in the process of capitulation and are selling whatever they perceive as risky. In my opinion, all existing asset bubbles -- with the exception of U.S. Treasuries -- have been popped, and fundamental valuations are being overlooked. Although it will take time, investment returns eventually should improve.

For those who have the time to wait and the ability to sleep at night, patience may be the most prudent long-term strategy. In the meantime and at no charge, our team of skilled professionals can help you revisit your investment plan to ensure it still suits your goals, risk tolerance, and time horizon. They also can arrange for you to invest fixed amounts at regular intervals. The end of a recession tends to create a new set of investment opportunities, but only the people who are invested will reap the potential benefits.

No one can predict when the financial markets will begin to rebound, but USAA will continue providing you with what we consider an outstanding value -- some of the industry's top investment talent, first-class service, and pure no-load mutual funds.

From all of us here, thank you for the opportunity to serve your investment needs. We appreciate your trust and faith in us.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board
USAA Mutual Funds Trust

Systematic investment plans do not assure a profit or protect against loss in declining markets. o Mutual fund operating expenses apply and continue throughout the life of the fund.

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                                                        PRESIDENT'S MESSAGE |  3

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MANAGERS' COMMENTARY ON THE FUND

USAA Investment Management Company        Credit Suisse Asset Management, LLC
                                              (U.S. Stocks)
    ARNOLD J. ESPE, CFA
    Bonds and Money Market Instruments        JORDAN LOW, CFA

    MARK W. JOHNSON, CFA                  Quantitative Management Associates LLC
    DAN DENBOW, CFA                           (International Stocks)

    Precious Metals and Minerals,             MARGARET S. STUMPP, Ph.D.
    Real Estate Securities                    TED LOCKWOOD
                                              JOHN VAN BELLE, Ph.D.
    RON SWEET, CFA, CPA
    Exchange-Traded Funds

Batterymarch Financial Management, Inc.   Credit Suisse Securities (USA) LLC's
    (U.S. and International Stocks)       Volaris Volatility Management Group
                                              (Index Options)
     ADAM J. PETRYK, CFA                      YIRONG LI, CFA
     MICHAEL P. McELROY, CFA                  STU ROSENTHAL, CFA

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o HOW DID THE FUND PERFORM?

  For the six-month period ended November 30, 2008, the USAA Cornerstone Strategy Fund had a total return of -35.62%. This compares to total returns of -33.71% for the Lipper Global Flexible Funds Index and -35.18% for the S&P 500 Index.

  Quantitative Management Associates LLC (QMA) manages a portion of the Fund's international stocks assets. Batterymarch Financial Management, Inc. (Batterymarch) manages U.S. and international stocks for the Fund. Credit Suisse Asset Management, LLC (Credit Suisse) manages U.S. stocks for the Fund, and Credit Suisse Securities (USA) LLC's Volaris Volatility Management Group (Volaris Group) is

  Refer to page 10 for benchmark definitions.
  Past performance is no guarantee of future results.

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4  | USAA CORNERSTONE STRATEGY FUND

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  responsible for managing the index option-based risk-management strategy for the Fund.

o PLEASE DESCRIBE HOW THE MARKET ENVIRONMENT AFFECTED THE FUND DURING THE REPORTING PERIOD.

  This was one of the most eventful, volatile periods in the history of the financial markets, because the U.S. credit crisis spread into a near-meltdown of the global financial system. As poorly as U.S. stocks performed, international equities did even worse. Commodity prices crashed, taking emerging stock markets down with them, and bonds not backed by the U.S. Treasury experienced historic losses. As an example of how big the losses were, the Morgan Stanley Capital International (MSCI) Emerging Markets Index returned -55.83%; the MSCI Europe, Australasia and Far East (EAFE) Index of international developed markets returned -44.92%; and the Lipper Gold Funds Index returned -49.39%.

  The Fund is highly diversified across major and specialty U.S. and international asset classes and utilizes additional strategies to seek to manage risk. This combination seeks to provide a balancing effect in which winners offset losers to smooth out performance. However, because virtually every asset class posted big losses, the Fund's diversification, at best, kept the portfolio from doing as poorly as the worst-performing asset class.

  This was a very unusual period and far too short of a time in which to judge the Fund's strategies, in our opinion. With hedge funds de-leveraging, corporations finding it hard to borrow, recessionary conditions appearing, and panic taking hold, there was a huge disconnect between the investment fundamentals that drive our decisions and the Fund's performance. We at USAA Investment

  The unmanaged MSCI Emerging Markets Index is a free-float-adjusted market capitalization index designed to measure equity market performance in the global emerging markets. o The unmanaged MSCI-EAFE Index reflects the movements of stock markets in Europe, Australasia, and the Far East by representing a broad selection of domestically listed companies within each market. o The unmanaged Lipper Gold Funds Index tracks the total return performance of the 10 largest funds within the Lipper Gold Oriented Funds category.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  5

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  Management Company (IMCO) remain confident in the Fund's structure and ability to achieve its objectives over the long term.

o HOW WAS THE FUND POSITIONED?

  The Fund began the period with a largely neutral positioning; given the volatile backdrop, we believed it was prudent to adopt a conservative stance. An underweight in developed international markets was helpful, but an overweight in emerging markets was not.

o HOW DID THE U.S. EQUITY PORTION MANAGED BY CREDIT SUISSE PERFORM?

  Within the United States, this portion of the Fund was relatively neutral between large- and small-cap stocks as well as growth and value stocks. The quantitative approach Credit Suisse used to implement this allocation detracted from performance over the reporting period.

o HOW DID THE DEVELOPED INTERNATIONAL MARKET PORTION MANAGED BY QMA PERFORM?

  QMA's portion of the Fund underperformed the MSCI-EAFE Index for the past six months, largely because the QMA process favors inexpensive stocks that generate positive corporate performance news. During the last six months, the stocks that performed best in the MSCI-EAFE Index were those that QMA viewed as expensive and that delivered bad news. QMA believes that two factors drove this unusual situation. Hedge-fund de-leveraging, in which hedge funds were forced to sell off the stocks they liked and buy back those they had shorted but that were outperforming, was contrary to investors' natural inclination to want to own stocks that fundamentally are attractive. The second major driver was investors' increasing avoidance of risk. In this case, good performance expectations based on individual company fundamentals carried less weight than usual with investors, and inexpensive stocks were viewed negatively because of pessimistic views about the survival of their issuers.

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6  | USAA CORNERSTONE STRATEGY FUND

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  We at QMA remain confident in this strategy, because it has proven to outperform the index over longer time periods.

o HOW DID THE BATTERYMARCH-MANAGED PORTION PERFORM?

  Batterymarch uses a disciplined framework to compare global stocks across multiple perspectives. IMCO regularly provides the Batterymarch team with a set of portfolio-construction guidelines that serve as a benchmark against which to manage risk.

  Stock selection, the main driver of Batterymarch's performance, was a negative factor during the period, particularly in Europe and the United States. European banks were the biggest detractors, because this portion of the Fund was overweight and did not limit holdings to the better-performing stocks in the group. In the United States, the problems were concentrated in the materials and industrials sector.

  As is the case with our fellow subadvisers, the Batterymarch team suffered in a market where performance detached from fundamentals. As we look back at history, our process has proven to be rewarded consistently over full market cycles.

o HOW DID THE U.S. FIXED-INCOME PORTION MANAGED BY IMCO PERFORM?

  Aside from U.S. Treasuries or residential mortgage-backed securities guaranteed by the U.S. government, the bond market was dismal and didn't perform its normal historical function of seeking to offset losses in the equity markets.

  Our focus is to capitalize on IMCO's research advantage to invest in bonds -- such as those issued by corporations, commercial mortgage-backed securities, and asset-backed securities -- where the Fund potentially may earn higher yields than on credit-risk-free (but not interest-rate-risk-free) U.S. Treasury securities. A key element of this strategy is to ensure that we are being paid for the risks we take on shareholders' behalf. During the period, bonds with any type of credit

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  7

================================================================================

  risk went from undervalued to ridiculously undervalued, offering yields well in excess of the risk. Yes, there were very few defaults as the economic landscape changed faster than certain companies could adapt, and yes, there may be additional ones. But we never have seen such pockets of value, and we continue to put money to work in areas where we see very high yields and acceptable risk of default.

  We fully expect that coordinated action of global authorities eventually will restore equilibrium to the credit markets, providing the opportunity for capital appreciation as yields fall to levels closer to U.S. Treasuries; as yields fall, bond prices rise. In the meantime, the Fund has earned very high income during the reporting period. It has been a tough period, but we firmly believe, as of the date of this commentary, the fixed-income portion of the Fund is well-positioned to seek to take advantage of opportunities in the market.

o HOW DID THE INDEX OPTION-BASED RISK-MANAGEMENT STRATEGY MANAGED BY VOLARIS GROUP PERFORM?

  Unlike the Fund's other subadvisers, who are allocated assets to manage, Volaris Group employs an index-option strategy using a collar that seeks to limit the downside, and upside, of a portion of the assets in the Fund. Effectively, the collar is a risk-management tool that provides IMCO with the flexibility to change the Fund's risk profile quickly. During the reporting period, Volaris Group used the collars sparingly, but achieved the objective of lowering the Fund's downside during sharp downturns.

o WHAT'S THE FUND'S STRATEGY NOW?

  In any period of major market dislocation, there are tremendous opportunities for fundamental investors to take advantage of mispricing in the markets. In the face of massive, globally coordinated government interventions, we at IMCO will adjust the asset allocation of the Fund as we seek to take full advantage of potential emerging economic and market recoveries in the coming year.

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8  | USAA CORNERSTONE STRATEGY FUND

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INVESTMENT OVERVIEW

USAA CORNERSTONE STRATEGY FUND (Ticker Symbol: USCRX)

--------------------------------------------------------------------------------
                                           11/30/08              5/31/08
--------------------------------------------------------------------------------
Net Assets                              $1,415.6 Million     $2,243.8 Million
Net Asset Value Per Share                   $15.56               $24.17
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/08
--------------------------------------------------------------------------------

5/31/08 TO 11/30/08*          1 YEAR             5 YEARS            10 YEARS
      -35.62%                 -37.31%            -1.37%               0.87%

--------------------------------------------------------------------------------
                                 EXPENSE RATIO**
--------------------------------------------------------------------------------
BEFORE REIMBURSEMENT          1.22%         AFTER REIMBURSEMENT          1.19%

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

**THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED OCTOBER 1, 2008, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY (IMCO) AS REPORTED IN THE FUND'S PROSPECTUS DATED OCTOBER 1, 2008. IMCO HAS
VOLUNTARILY AGREED TO LIMIT THE FUND'S TOTAL ANNUAL OPERATING EXPENSES TO 1.19%, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AND TO REIMBURSE THE FUND FOR EXPENSES IN EXCESS OF THIS AMOUNT. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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                                                        INVESTMENT OVERVIEW |  9

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                   LIPPER GLOBAL         USAA CORNERSTONE
                FLEXIBLE FUNDS INDEX       STRATEGY FUND          S&P 500 INDEX
11/30/98             $10,000.00              $10,000.00            $10,000.00
12/31/98              10,239.44               10,140.38             10,575.87
01/31/99              10,361.02               10,128.83             11,017.95
02/28/99              10,109.04                9,855.39             10,675.58
03/31/99              10,438.21                9,947.82             11,102.58
04/30/99              10,998.97               10,587.13             11,532.52
05/31/99              10,823.76               10,510.10             11,260.49
06/30/99              11,224.98               10,687.26             11,883.72
07/31/99              11,217.25               10,574.95             11,514.27
08/31/99              11,177.81               10,461.07             11,457.27
09/30/99              11,116.72               10,318.71             11,143.56
10/31/99              11,342.11               10,448.87             11,848.44
11/30/99              11,740.32               10,542.41             12,089.28
12/31/99              12,529.77               10,965.04             12,800.32
01/31/00              12,273.75               10,652.72             12,157.27
02/29/00              12,956.60               10,559.86             11,927.38
03/31/00              12,893.66               11,209.83             13,093.47
04/30/00              12,462.11               11,112.76             12,699.68
05/31/00              12,266.38               11,087.44             12,439.34
06/30/00              12,706.07               11,315.35             12,745.70
07/31/00              12,549.17               11,224.54             12,546.61
08/31/00              12,977.17               11,460.29             13,325.50
09/30/00              12,594.31               11,154.68             12,622.18
10/31/00              12,350.24               11,054.27             12,568.55
11/30/00              11,873.05               10,853.44             11,578.46
12/31/00              12,353.68               11,266.15             11,635.26
01/31/01              12,513.38               11,464.73             12,047.82
02/28/01              11,882.35               11,036.68             10,949.98
03/31/01              11,296.22               10,666.00             10,256.68
04/30/01              11,872.21               11,191.13             11,053.10
05/31/01              11,781.39               11,151.42             11,127.25
06/30/01              11,609.21               10,979.31             10,856.53
07/31/01              11,444.85               11,005.79             10,749.61
08/31/01              11,162.22               10,749.84             10,077.34
09/30/01              10,426.28               10,004.06              9,263.64
10/31/01              10,672.66               10,101.14              9,440.39
11/30/01              11,058.25               10,586.56             10,164.35
12/31/01              11,071.87               10,734.49             10,253.44
01/31/02              11,000.25               10,560.02             10,103.90
02/28/02              10,910.00               10,619.71              9,909.00
03/31/02              11,213.07               10,977.83             10,281.71
04/30/02              11,061.99               10,830.91              9,658.63
05/31/02              11,192.10               10,821.73              9,587.72
06/30/02              10,770.61               10,436.06              8,905.02
07/31/02              10,133.04                9,843.78              8,211.04
08/31/02              10,183.45                9,921.83              8,264.80
09/30/02               9,557.04                9,357.10              7,367.48
10/31/02               9,959.40                9,701.45              8,015.22
11/30/02              10,359.08               10,105.48              8,486.53
12/31/02              10,095.60                9,848.32              7,988.22
01/31/03               9,935.57                9,573.17              7,779.36
02/28/03               9,831.62                9,440.34              7,662.46
03/31/03               9,821.19                9,435.60              7,736.65
04/30/03              10,392.31               10,033.33              8,373.62
05/31/03              10,948.40               10,540.92              8,814.38
06/30/03              11,080.79               10,692.73              8,926.98
07/31/03              11,167.33               10,773.37              9,084.45
08/31/03              11,403.07               11,001.08              9,261.27
09/30/03              11,577.42               11,005.83              9,163.21
10/31/03              12,020.36               11,513.42              9,681.30
11/30/03              12,213.18               11,693.69              9,766.38
12/31/03              12,622.30               12,183.50             10,278.22
01/31/04              12,907.67               12,336.57             10,466.84
02/29/04              13,089.14               12,556.61             10,612.27
03/31/04              13,147.99               12,451.37             10,452.19
04/30/04              12,768.82               12,236.11             10,288.33
05/31/04              12,827.85               12,341.35             10,429.23
06/30/04              13,006.59               12,585.31             10,631.97
07/31/04              12,675.06               12,216.98             10,280.12
08/31/04              12,724.83               12,221.76             10,321.32
09/30/04              13,030.47               12,437.02             10,433.13
10/31/04              13,269.45               12,618.79             10,592.52
11/30/04              13,883.82               13,140.19             11,020.97
12/31/04              14,279.05               13,585.58             11,395.88
01/31/05              14,025.57               13,356.53             11,118.11
02/28/05              14,354.72               13,672.12             11,351.96
03/31/05              14,087.58               13,437.97             11,151.15
04/30/05              13,940.07               13,234.36             10,939.76
05/31/05              14,207.22               13,504.14             11,287.54
06/30/05              14,362.11               13,549.95             11,303.71
07/31/05              14,704.55               13,946.98             11,723.90
08/31/05              14,789.08               14,043.70             11,616.99
09/30/05              15,061.02               14,130.23             11,711.03
10/31/05              14,772.66               13,819.73             11,515.69
11/30/05              15,136.83               14,114.96             11,950.81
12/31/05              15,537.10               14,336.74             11,955.10
01/31/06              16,167.05               14,718.83             12,271.64
02/28/06              16,155.05               14,685.60             12,304.83
03/31/06              16,380.26               14,873.88             12,457.97
04/30/06              16,724.98               15,145.22             12,625.14
05/31/06              16,311.14               14,674.53             12,262.22
06/30/06              16,185.33               14,696.68             12,278.50
07/31/06              16,200.72               14,818.50             12,354.18
08/31/06              16,545.97               15,150.76             12,647.68
09/30/06              16,742.11               15,278.12             12,973.42
10/31/06              17,119.13               15,676.83             13,395.92
11/30/06              17,528.12               16,075.53             13,650.27
12/31/06              17,714.74               16,317.25             13,841.77
01/31/07              17,876.39               16,519.07             14,050.89
02/28/07              17,789.61               16,457.92             13,776.89
03/31/07              17,932.07               16,641.39             13,930.68
04/30/07              18,368.98               17,075.62             14,547.50
05/31/07              18,744.13               17,436.46             15,054.67
06/30/07              18,709.96               17,271.33             14,804.70
07/31/07              18,621.38               16,971.65             14,346.30
08/31/07              18,556.26               16,977.77             14,560.97
09/30/07              19,212.82               17,644.40             15,104.96
10/31/07              19,655.70               18,133.67             15,345.20
11/30/07              19,097.98               17,405.88             14,703.46
12/31/07              18,907.62               17,301.07             14,601.63
01/31/08              18,240.40               16,452.50             13,725.93
02/29/08              18,179.44               16,326.26             13,280.45
03/31/08              18,083.41               16,066.78             13,222.99
04/30/08              18,655.96               16,585.74             13,866.77
05/31/08              18,847.53               16,950.42             14,046.35
06/30/08              17,836.78               15,982.63             12,863.35
07/31/08              17,477.55               15,631.98             12,755.18
08/31/08              17,322.13               15,421.59             12,939.76
09/30/08              15,705.45               13,920.81             11,788.06
10/31/08              13,229.29               11,571.45              9,808.53
11/30/08              12,494.97               10,912.23              9,104.44

                                   [END CHART]

      Data from 11/30/98 to 11/30/08.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Cornerstone Strategy Fund to the following benchmarks:

o The unmanaged Lipper Global Flexible Funds Index tracks the total return performance of the 30 largest funds within the Lipper Global Flexible Portfolio Funds.

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

10  | USAA CORNERSTONE STRATEGY FUND

================================================================================

TOP 3 HOLDINGS IN  EACH CATEGORY* -- 11/30/2008
(% of Net Assets)

--------------------------------------------------------------------------------

INTERNATIONAL STOCKS
    BP plc                                                              0.4%
    China Mobile Ltd.                                                   0.4%
    Companhia Vale Do Rio Doce ADR                                      0.3%

BONDS
    Chase Commercial Mortgage Securities Corp.                          0.4%
    Credit Suisse First Boston Mortgage Securities Corp.                0.4%
    Mortgage Capital Funding, Inc.                                      0.4%

U.S. EQUITIES
    SPDR Trust Series 1**                                               4.7%
    Deutsche iGAP Investment Trust "B"                                  2.9%
    Exxon Mobil Corp.                                                   1.2%

PRECIOUS METALS AND MINERALS SECURITIES
    Compania de Minas Buenaventura S.A. ADR                             0.2%
    Red Back Mining, Inc.                                               0.2%
    Royal Gold, Inc.                                                    0.2%

REAL ESTATE EQUITY SECURITIES
    Public Storage                                                      0.1%
    CapitalSource, Inc.                                                 0.0%***
    Wheelock & Co. Ltd.                                                 0.0%***

  * Excludes money market instruments.

 ** Pursuant to Securities and Exchange Commission (SEC) exemptive order and a related agreement with SPDR Trust (SPDR), the Fund may invest in SPDR in amounts exeeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

*** Represents less than 0.1%.

You will find a complete list of securities that the Fund owns on pages 14-80.

Foreign and precious metals and minerals investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                               TOP 10 INDUSTRIES*
                                 AS OF 11/30/08
                               (% of Net Assets)

Commercial Mortgage-Backed Securities ................................     6.1%
Diversified Banks ....................................................     4.9%
Integrated Oil & Gas .................................................     4.6%
Asset-Backed Financing ...............................................     4.1%
Pharmaceuticals ......................................................     3.2%
Property & Casualty Insurance ........................................     3.0%
Electric Utilities ...................................................     2.9%
Gold .................................................................     2.6%
Regional Banks .......................................................     2.5%
Life & Health Insurance ..............................................     1.9%

* Excludes U.S. government, exchange-traded, and commingled funds.

================================================================================

12  | USAA CORNERSTONE STRATEGY FUND

================================================================================

                       o ASSET ALLOCATION -- 11/30/2008 o

                         [PIE CHART OF ASSET ALLOCATION]

U.S. EQUITY SECURITIES                                                    45.3%
BONDS                                                                     25.3%
INTERNATIONAL EQUITY SECURITIES                                           19.3%
MONEY MARKET INSTRUMENTS                                                   4.1%
PRECIOUS METALS AND MINERALS SECURITIES                                    3.3%
REAL ESTATE EQUITY SECURITIES                                              1.0%

                                  [END CHART]

      Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2008 (unaudited)

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES         SECURITY                                                                  (000)
----------------------------------------------------------------------------------------------
U.S. EQUITY SECURITIES (45.3%)

COMMON STOCKS (36.9%)

CONSUMER DISCRETIONARY (5.0%)
-----------------------------
ADVERTISING (0.0%)
        4,000  Arbitron, Inc.                                                       $       56
          400  Clear Channel Outdoor Holdings, Inc. "A"*                                     3
        9,200  Harris Interactive, Inc.*                                                     7
        2,400  Harte Hanks, Inc.                                                            14
        4,800  Interpublic Group of Companies, Inc.*                                        20
        1,100  Lamar Advertising Co. "A"*                                                   16
        6,100  Omnicom Group, Inc.                                                         173
                                                                                    ----------
                                                                                           289
                                                                                    ----------
APPAREL & ACCESSORIES & LUXURY GOODS (0.2%)
        9,100  American Apparel, Inc.*                                                      39
          800  Carter's, Inc.*                                                              15
        1,200  Cherokee, Inc.                                                               19
       10,800  Coach, Inc.*                                                                193
        2,600  Columbia Sportswear Co.                                                      82
        1,600  Fossil, Inc.*                                                                24
        1,000  Fuqi International, Inc.*                                                     6
        1,100  G-III Apparel Group, Ltd.*                                                    9
        4,000  Hanesbrands, Inc.*                                                           52
        7,600  Jones Apparel Group, Inc.                                                    39
          900  Liz Claiborne, Inc.                                                           3
        3,700  Maidenform Brands, Inc.*                                                     34
          400  Movado Group, Inc.                                                            5
        1,200  Perry Ellis International, Inc.*                                              7
       38,200  Phillips-Van Heusen Corp.                                                   666
       24,400  Quiksilver, Inc.*                                                            34
        2,900  True Religion Apparel, Inc.*                                                 37
        2,800  UniFirst Corp.                                                               78
       52,200  Warnaco Group, Inc.*                                                        934
                                                                                    ----------
                                                                                         2,276
                                                                                    ----------
APPAREL RETAIL (1.2%)
       12,300  Abercrombie & Fitch Co. "A"                                                 238
      365,300  Aeropostale, Inc.*                                                        5,523
          600  AnnTaylor Stores Corp.*                                                       3
       21,500  Buckle, Inc.                                                                406
        1,100  Cache, Inc.*                                                                  2
        3,500  Casual Male Retail Group, Inc.*                                               2
        8,700  Cato Corp. "A"                                                              121
        1,500  Charlotte Russe Holding, Inc.*                                                8
       10,900  Charming Shoppes, Inc.*                                                      16
        9,300  Chico's FAS, Inc.*                                                           24
       39,000  Children's Place Retail Stores, Inc.*                                       915
        3,700  Christopher & Banks Corp.                                                    12
        3,500  Citi Trends, Inc.*                                                           43
        8,100  Coldwater Creek, Inc.*                                                       16
        9,800  Dress Barn, Inc.*                                                            77
       12,300  DSW, Inc. "A"*                                                              124
       22,377  Finish Line, Inc. "A"                                                       119
       70,600  Foot Locker, Inc.                                                           475
      216,300  Gap, Inc.                                                                 2,816
          200  Genesco, Inc.*                                                                3
       15,900  Guess, Inc.                                                                 210
        7,300  Gymboree Corp.*                                                             184
       15,300  Hot Topic, Inc.*                                                            126

================================================================================

14  | USAA CORNERSTONE STRATEGY FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES         SECURITY                                                                  (000)
----------------------------------------------------------------------------------------------
        3,300  J. Crew Group, Inc.*                                                 $       33
        2,731  Jos. A. Bank Clothiers, Inc.*                                                53
       23,400  Limited Brands, Inc.                                                        218
          100  Men's Wearhouse, Inc.                                                         1
        2,400  New York & Co., Inc.*                                                         5
       13,400  NexCen Brands, Inc.*                                                          1
        6,100  Pacific Sunwear of California, Inc.*                                          9
      173,600  Ross Stores, Inc.                                                         4,600
        1,500  Shoe Carnival, Inc.*                                                         14
        3,600  Stage Stores, Inc.                                                           21
        2,500  Stein Mart, Inc.                                                              4
          900  Syms Corp.*                                                                   8
       19,600  Talbots, Inc.                                                                47
        5,600  TJX Companies, Inc.                                                         128
        2,300  Tween Brands, Inc.*                                                           9
          100  Under Armour, Inc.*                                                           2
        3,600  Urban Outfitters, Inc.*                                                      65
        5,400  Wet Seal, Inc. "A"*                                                          15
        2,600  Zumiez, Inc.*                                                                22
                                                                                    ----------
                                                                                        16,718
                                                                                    ----------
AUTO PARTS & EQUIPMENT (0.1%)
        4,400  American Axle & Manufacturing Holdings, Inc.                                 11
        2,000  Amerigon, Inc.*                                                               7
        8,000  ArvinMeritor, Inc.                                                           32
       19,000  BorgWarner, Inc.                                                            450
        9,300  Dana Holding Corp.*                                                           9
        1,900  Dorman Products, Inc.*                                                       23
          100  Drew Industries, Inc.*                                                        1
        7,200  Exide Technologies SA*                                                       32
          500  Federal-Mogul Corp. "A"*                                                      3
        2,600  Fuel Systems Solutions, Inc.*                                                90
        2,400  Gentex Corp.                                                                 21
        9,600  Hayes Lemmerz International, Inc.*                                            7
        2,600  Johnson Controls, Inc.                                                       46
        1,000  Lear Corp.*                                                                   2
        2,300  Midas, Inc.*                                                                 19
        3,100  Modine Manufacturing Co.                                                     15
       10,900  Quantum Fuel Systems Technologies Worldwide, Inc.*                            8
        7,800  Sauer-Danfoss, Inc.                                                          63
        3,400  Spartan Motors, Inc.                                                         10
        1,500  Stoneridge, Inc.*                                                             7
          700  Superior Industries International, Inc.                                       9
        4,300  Tenneco, Inc.*                                                               14
        8,500  Visteon Corp.*                                                                6
       11,600  WABCO Holdings, Inc.                                                        172
        1,500  Wonder Auto Technolgy, Inc.*                                                  6
                                                                                    ----------
                                                                                         1,063
                                                                                    ----------
AUTOMOBILE MANUFACTURERS (0.0%)
       11,400  Fleetwood Enterprises, Inc.*                                                  2
       33,500  Ford Motor Co.*                                                              90
        9,600  General Motors Corp.                                                         50
          700  Thor Industries, Inc.                                                        11
        1,600  Winnebago Industries, Inc.                                                    9
                                                                                    ----------
                                                                                           162
                                                                                    ----------
AUTOMOTIVE RETAIL (0.1%)
        4,200  Advance Auto Parts, Inc.                                                    128
        1,000  Americas Car Mart, Inc.*                                                      9
          600  AutoNation, Inc.*                                                             5
          200  AutoZone, Inc.*                                                              22
        4,400  CarMax, Inc.*                                                                33
        2,600  Monro Muffler Brake, Inc.                                                    53
        2,900  O'Reilly Automotive, Inc.*                                                   76
       11,200  Pantry, Inc.*                                                               217
                                                                                    ----------
                                                                                           543
                                                                                    ----------
BROADCASTING (0.1%)
        8,500  Belo Corp. "A"                                                               16
        3,800  Cablevision Systems Corp. "A"                                                56
        9,800  CBS Corp. "B"                                                                65
        2,400  Cox Radio, Inc. "A"*                                                         14
          600  Crown Media Holdings, Inc. "A"*                                               1

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES         SECURITY                                                                  (000)
----------------------------------------------------------------------------------------------
        6,400  Cumulus Media, Inc. "A"*                                             $        6
        2,600  DG FastChannel, Inc.*                                                        44
       70,900  DISH Network Corp. "A"*                                                     786
       19,000  EchoStar Corp. "A"*                                                         324
        1,200  Entercom Communications Corp.                                                 1
        2,300  Entravision Communications Corp. "A"*                                         2
        1,000  Fisher Communications, Inc.                                                  22
        1,300  Global Traffic Network, Inc.*                                                 9
        7,900  Gray Television, Inc.                                                         5
        1,100  Liberty Media Corp.- Capital "A"*                                             4
        5,400  Liberty Media Corp.- Entertainment "A"*                                      64
        2,500  LIN TV Corp. "A"*                                                             4
        1,700  Mediacom Communications Corp. "A"*                                            4
        2,500  Outdoor Channel Holdings, Inc.*                                              15
          900  Scripps Networks Interactive "A"                                             25
        5,387  Sinclair Broadcast Group, Inc. "A"                                           17
       58,580  Sirius Satellite Radio, Inc.*                                                12
          500  Time Warner Cable, Inc. "A"*                                                 10
        5,900  Virgin Media, Inc.                                                           28
                                                                                    ----------
                                                                                         1,534
                                                                                    ----------
CABLE & SATELLITE (0.3%)
        3,800  Comcast Corp. "A"                                                            66
      161,400  DIRECTV Group, Inc.*                                                      3,552
        2,800  Knology, Inc.*                                                               16
                                                                                    ----------
                                                                                         3,634
                                                                                    ----------
CASINOS & GAMING (0.2%)
        2,900  Ameristar Casinos, Inc.                                                      22
        9,100  Bally Technologies, Inc.*                                                   168
        1,100  Boyd Gaming Corp.                                                             5
        5,300  Churchill Downs, Inc.                                                       186
        1,400  Dover Downs Gaming & Entertainment, Inc.                                      5
        3,200  Isle Capri Casinos, Inc.*                                                    11
        1,600  Las Vegas Sands Corp.*                                                        8
        1,800  MGM Mirage*                                                                  22
        1,200  MTR Gaming Group, Inc.*                                                       3
        1,200  Penn National Gaming, Inc.*                                                  25
        4,400  Pinnacle Entertainment, Inc.*                                                25
        2,000  Riviera Holdings Corp.*                                                       8
        4,900  Shuffle Master, Inc.*                                                        21
      101,900  WMS Industries, Inc.*                                                     2,512
          800  Wynn Resorts Ltd.*                                                           32
                                                                                    ----------
                                                                                         3,053
                                                                                    ----------
CATALOG RETAIL (0.0%)
        1,700  Gaiam, Inc. "A"*                                                              9
        3,360  HSN, Inc.*                                                                   12
       40,000  Liberty Media Corp. Interactive  "A"*                                       105
        1,100  PC Mall, Inc.*                                                                4
        4,200  PetMed Express, Inc.*                                                        75
        3,300  School Specialty, Inc.*                                                      53
          200  Systemax, Inc.                                                                2
        1,200  ValueVision Media, Inc. "A"*                                                  1
                                                                                    ----------
                                                                                           261
                                                                                    ----------
COMPUTER & ELECTRONICS RETAIL (0.2%)
        1,300  Best Buy Co., Inc.                                                           27
       25,600  Circuit City Stores, Inc.                                                     6
        9,400  Conn's, Inc.*                                                                58
       46,000  Gamestop Corp. "A"*                                                       1,005
        1,300  hhgregg, Inc.*                                                                8
        1,000  PC Connection, Inc.*                                                          5
      217,200  RadioShack Corp.                                                          2,139
        1,600  Rex Stores Corp.*                                                            16
                                                                                    ----------
                                                                                         3,264
                                                                                    ----------
CONSUMER ELECTRONICS (0.0%)
        2,600  Garmin Ltd.                                                                  44
       18,400  Harman International Industries, Inc.                                       277
                                                                                    ----------
                                                                                           321
                                                                                    ----------

================================================================================

16  | USAA CORNERSTONE STRATEGY FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES         SECURITY                                                                  (000)
----------------------------------------------------------------------------------------------
DEPARTMENT STORES (0.1%)
        1,200  Bon-Ton Stores, Inc.                                                 $        2
        8,800  Dillard's, Inc. "A"                                                          32
       73,500  Macy's, Inc.                                                                545
        2,100  Retail Ventures, Inc.*                                                        3
        2,800  Saks, Inc.*                                                                  12
        1,300  Sears Holdings Corp.*                                                        47
                                                                                    ----------
                                                                                           641
                                                                                    ----------
DISTRIBUTORS (0.0%)
          200  Aristotle Corp.*                                                              1
        1,500  Core-Mark Holding Co., Inc.*                                                 30
          300  Genuine Parts Co.                                                            12
                                                                                    ----------
                                                                                            43
                                                                                    ----------
EDUCATION SERVICES (0.2%)
        1,100  American Public Education, Inc.*                                             44
       19,800  Apollo Group, Inc. "A"*                                                   1,521
        1,500  Capella Education Co.*                                                       90
          300  Career Education Corp.*                                                       6
       65,600  Corinthian Colleges, Inc.*                                                1,055
        1,200  DeVry, Inc.                                                                  69
       10,100  K12, Inc.*                                                                  184
          800  Learning Tree International, Inc.*                                            9
          800  Lincoln Educational Services Corp.*                                          11
        2,400  Princeton Review, Inc.*                                                      12
        7,200  Universal Technical Institute, Inc.*                                        139
                                                                                    ----------
                                                                                         3,140
                                                                                    ----------
FOOTWEAR (0.2%)
       14,400  Crocs, Inc.*                                                                 18
          900  Deckers Outdoor Corp.*                                                       54
        9,300  Iconix Brand Group, Inc.*                                                    79
       47,900  NIKE, Inc. "B"                                                            2,551
        3,300  Steven Madden Ltd.*                                                          56
       17,200  Timberland Co. "A"*                                                         175
          700  Weyco Group, Inc.                                                            23
        1,000  Wolverine World Wide, Inc.                                                   19
                                                                                    ----------
                                                                                         2,975
                                                                                    ----------
GENERAL MERCHANDISE STORES (0.4%)
          500  99 Cents Only Stores*                                                         5
      105,200  Big Lots, Inc.*                                                           1,843
       78,600  Dollar Tree, Inc.*                                                        3,330
       28,100  Family Dollar Stores, Inc.                                                  781
       13,600  Fred's, Inc. "A"                                                            156
        2,400  Target Corp.                                                                 81
        3,100  Tuesday Morning Corp.*                                                        4
                                                                                    ----------
                                                                                         6,200
                                                                                    ----------
HOME FURNISHINGS (0.0%)
        9,000  Ethan Allen Interiors, Inc.                                                 124
        5,000  Furniture Brands International, Inc.                                         16
       30,000  Interface, Inc. "A"                                                         166
        1,400  Kimball International, Inc. "B"                                               9
        5,100  La-Z-Boy, Inc.                                                               17
        2,300  Leggett & Platt, Inc.                                                        34
          800  Mohawk Industries, Inc.*                                                     25
          200  Tempur-Pedic International, Inc.                                              2
                                                                                    ----------
                                                                                           393
                                                                                    ----------
HOME IMPROVEMENT RETAIL (0.0%)
        3,300  Home Depot, Inc.                                                             76
        3,100  Lowe's Companies, Inc.                                                       64
          900  Lumber Liquidators, Inc.*                                                     9
                                                                                    ----------
                                                                                           149
                                                                                    ----------
HOMEBUILDING (0.0%)
          500  Avatar Holdings, Inc.*                                                       15
        1,100  Cavco Industries, Inc.*                                                      33
        2,300  Champion Enterprises, Inc.*                                                   2
        3,100  D.R. Horton, Inc.                                                            21
          800  Hovnanian Enterprises, Inc. "A"*                                              2

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES         SECURITY                                                                  (000)
----------------------------------------------------------------------------------------------
        1,000  KB Home                                                              $       12
       16,100  Lennar Corp. "A"                                                            114
        2,300  M/I Homes, Inc.                                                              24
        3,400  Meritage Homes Corp.*                                                        42
        2,000  Palm Harbor Homes, Inc.*                                                     15
        3,500  Standard Pacific Corp.*                                                       7
                                                                                    ----------
                                                                                           287
                                                                                    ----------
HOMEFURNISHING RETAIL (0.1%)
       11,100  Aaron Rents, Inc. "B"                                                       293
       82,500  Rent-A-Center, Inc.*                                                      1,354
        6,100  Select Comfort Corp.*                                                         2
        1,800  Williams-Sonoma, Inc.                                                        13
                                                                                    ----------
                                                                                         1,662
                                                                                    ----------
HOTELS, RESORTS, & CRUISE LINES (0.0%)
        3,200  Ambassadors Group, Inc.                                                      29
        2,300  Bluegreen Corp.*                                                              7
          400  Carnival Corp.                                                                8
       13,500  Gaylord Entertainment Co.*                                                  124
        2,700  Great Wolf Resorts, Inc.*                                                     3
        3,360  Interval Leisure Group, Inc.*                                                18
        1,600  Lodgian, Inc.*                                                                3
          300  Marcus Corp.                                                                  4
        2,700  Morgans Hotel Group Co.*                                                     11
        1,500  Royal Caribbean Cruises Ltd.                                                 14
        1,800  Wyndham Worldwide Corp.                                                       9
                                                                                    ----------
                                                                                           230
                                                                                    ----------
HOUSEHOLD APPLIANCES (0.1%)
        5,200  Helen of Troy Ltd.*                                                          81
        5,000  iRobot Corp.*                                                                52
       13,700  Snap-On, Inc.                                                               494
        3,700  Stanley Works                                                               118
           72  Whirlpool Corp.                                                               3
                                                                                    ----------
                                                                                           748
                                                                                    ----------

HOUSEWARES & SPECIALTIES (0.1%)
       15,300  American Greetings Corp. "A"                                                176
       10,900  Blyth, Inc.                                                                  90
        2,300  Sealy Corp.                                                                   7
       18,400  Tupperware Brands Corp.                                                     362
                                                                                    ----------
                                                                                           635
                                                                                    ----------
INTERNET RETAIL (0.2%)
        2,600  1-800-FLOWERS.COM, Inc. "A"*                                                 10
          396  Amazon.com, Inc.*                                                            17
        2,700  Blue Nile, Inc.*                                                             65
        8,000  drugstore.com, Inc.*                                                          8
       19,100  GSI Commerce, Inc.*                                                         152
      116,100  Netflix, Inc.*                                                            2,668
          600  NutriSystem, Inc.                                                             8
        3,500  Orbitz Worldwide, Inc.*                                                       9
        2,300  Overstock.com, Inc.*                                                         24
          600  Priceline.com, Inc.*                                                         41
        3,400  Shutterfly, Inc.*                                                            23
        3,360  Ticketmaster*                                                                13
                                                                                    ----------
                                                                                         3,038
                                                                                    ----------
LEISURE FACILITIES (0.0%)
        1,500  Dover Motorsports, Inc.                                                       2
        6,800  Life Time Fitness, Inc.*                                                    102
        1,900  Premier Exhibitions, Inc.*                                                    1
          100  Rick's Cabaret International, Inc.*                                           1
       19,000  Six Flags, Inc.*                                                              5
        1,800  Town Sports International Holdings, Inc.*                                     5
          100  Vail Resorts, Inc.*                                                           2
                                                                                    ----------
                                                                                           118
                                                                                    ----------
LEISURE PRODUCTS (0.0%)
        8,700  Brunswick Corp.                                                              23
          100  Callaway Golf Co.                                                             1

================================================================================

18  | USAA CORNERSTONE STRATEGY FUND

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
----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES         SECURITY                                                                  (000)
----------------------------------------------------------------------------------------------
        3,200  LeapFrog Enterprises, Inc.*                                          $       14
        1,000  Marine Products Corp.                                                         6
        1,500  MarineMax, Inc.*                                                              4
        3,700  Midway Games, Inc.*                                                           1
        2,400  Nautilus, Inc.*                                                               7
        1,200  Polaris Industries, Inc.                                                     33
        3,900  Pool Corp.                                                                   67
        3,700  Smith & Wesson Holding Corp.*                                                 8
        1,100  Steinway Musical Instruments, Inc.*                                          20
                                                                                    ----------
                                                                                           184
                                                                                    ----------
MOVIES & ENTERTAINMENT (0.2%)
        3,100  Bigband Networks, Inc.*                                                      11
        3,400  Cinemark Holdings, Inc.                                                      26
        8,900  CKX, Inc.*                                                                   39
          400  DreamWorks Animation SKG, Inc. "A"*                                           9
       53,000  Live Nation, Inc.*                                                          259
        3,600  LodgeNet Interactive Corp.*                                                   2
       14,000  Marvel Entertainment, Inc.*                                                 412
       93,400  News Corp. "A"                                                              738
       45,000  News Corp. "B"                                                              369
        2,300  Playboy Enterprises, Inc. "B"*                                                3
        8,300  Regal Entertainment Group  "A"                                               76
        1,300  RHI Entertainment, Inc.*                                                      5
       11,600  Time Warner, Inc.                                                           105
       10,700  Viacom, Inc. "A"*                                                           188
        3,500  Viacom, Inc. "B"*                                                            56
        5,100  Walt Disney Co.                                                             115
          500  Warner Music Group Corp.                                                      1
       10,200  World Wrestling Entertainment, Inc. "A"                                     119
                                                                                    ----------
                                                                                         2,533
                                                                                    ----------
PHOTOGRAPHIC PRODUCTS (0.0%)
       37,300  Eastman Kodak Co.                                                           282
                                                                                    ----------
PUBLISHING (0.0%)
        2,000  A.H. Belo Corp. "A"                                                           4
        1,700  Courier Corp.                                                                31
        2,500  Dolan Media Co.*                                                             11
        1,600  E.W. Scripps Co. "A"                                                          5
       21,000  Gannett Co., Inc.                                                           183
       10,200  GateHouse Media, Inc.                                                         1
        4,000  Global Sources Ltd.*                                                         26
       18,700  Idearc, Inc.                                                                  2
          800  Interactive Data Corp.                                                       19
          100  John Wiley & Sons, Inc. "A"                                                   4
        4,000  Journal Communications, Inc. "A"                                              9
        2,500  Martha Stewart Living Omnimedia, Inc. "A"*                                    8
        7,600  McClatchy Co. "A"                                                            15
          500  Media General, Inc. "A"                                                       1
          400  Meredith Corp.                                                                6
        2,800  New York Times Co. "A"                                                       21
        2,500  Primedia, Inc.                                                                2
        5,400  R.H. Donnelley Corp.*                                                         3
          700  Scholastic Corp.                                                             11
        1,400  Valassis Communications, Inc.*                                                2
          300  Value Line, Inc.                                                             10
                                                                                    ----------
                                                                                           374
                                                                                    ----------
RESTAURANTS (0.6%)
        2,500  AFC Enterprises, Inc.*                                                       10
        3,000  BJ's Restaurants, Inc.*                                                      29
        6,600  Bob Evans Farms, Inc.                                                       111
      12,400   Brinker International, Inc.                                                  82
        7,895  Buffalo Wild Wings, Inc.*                                                   181
        6,100  Burger King Holdings, Inc.                                                  131
        4,200  California Pizza Kitchen, Inc.*                                              33
        1,100  CBRL Group, Inc.                                                             21
        7,500  CEC Entertainment, Inc.*                                                    129

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                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES         SECURITY                                                                  (000)
----------------------------------------------------------------------------------------------
          400  Chipotle Mexican Grill, Inc. "A"*                                    $       20
        2,300  CKE Restaurants, Inc.                                                        17
        8,800  Denny's Corp.*                                                               16
          300  DineEquity, Inc.                                                              4
        3,800  Dominos Pizza, Inc.*                                                         15
          500  Einstein Noah Restaurant Group, Inc.*                                         2
          100  Jack in the Box, Inc.*                                                        2
        5,500  Krispy Kreme Doughnuts, Inc.*                                                14
          200  Landry's Restaurants, Inc.                                                    2
        2,000  Luby's, Inc.*                                                                 9
      100,850  McDonald's Corp.                                                          5,925
        1,800  O'Charley's, Inc.                                                             4
       11,000  P.F. Chang's China Bistro, Inc.*                                            206
          500  Panera Bread Co. "A"*                                                        22
        2,300  Papa John's International, Inc.*                                             41
        3,400  Peet's Coffee & Tea, Inc.*                                                   77
        5,100  Red Robin Gourmet Burgers, Inc.*                                             62
        1,500  Ruby Tuesday, Inc.*                                                           2
        1,900  Ruth's Hospitality Group, Inc.*                                               3
        1,700  Sonic Corp.*                                                                 14
        2,700  Steak n Shake Co.*                                                           12
        4,900  Texas Roadhouse, Inc. "A"*                                                   27
      133,100  Wendy's/Arby's Group, Inc. "A"                                              535
        4,500  Yum! Brands, Inc.                                                           121
                                                                                    ----------
                                                                                         7,879
                                                                                    ----------
SPECIALIZED CONSUMER SERVICES (0.1%)
       25,000  Brinks Home Security Holdings, Inc.*                                        500
       14,900  Coinstar, Inc.*                                                             276
       20,700  H&R Block, Inc.                                                             396
       19,200  Hillenbrand, Inc.                                                           306
          200  Matthews International Corp. "A"                                              8
        1,646  Pre-Paid Legal Services, Inc.*                                               66
       20,000  Service Corp. International                                                 116
          400  Sotheby's Holdings, Inc. "A"                                                  4
        2,600  Steiner Leisure Ltd.*                                                        63
        2,600  Weight Watchers International, Inc.                                          74
                                                                                    ----------
                                                                                         1,809
                                                                                    ----------
SPECIALTY STORES (0.3%)
        3,100  Asbury Automotive Group, Inc.                                                16
        2,200  Big 5 Sporting Goods Corp.                                                    8
       33,500  Blockbuster, Inc. "A"*                                                       40
        2,300  Borders Group, Inc.                                                           2
        1,600  Build-A-Bear Workshop, Inc.*                                                  7
        2,700  Cabela's, Inc.*                                                              17
        5,100  Haverty Furniture Companies, Inc.                                            43
        9,800  Hibbett Sports, Inc.*                                                       140
       18,700  Jo-Ann Stores, Inc.*                                                        260
        3,400  Office Depot, Inc.*                                                           7
          800  OfficeMax, Inc.                                                               4
        3,900  Pep Boys - Manny, Moe & Jack                                                 18
        6,300  Pier 1 Imports, Inc.*                                                         6
       62,100  Regis Corp.                                                                 682
        8,600  Sally Beauty Holdings, Inc.*                                                 37
          700  Sonic Automotive, Inc.                                                        2
       68,400  Tractor Supply Co.*                                                       2,625
       18,500  Zale Corp.*                                                                 110
                                                                                    ----------
                                                                                         4,024
                                                                                    ----------

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20  | USAA CORNERSTONE STRATEGY FUND

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
TEXTILES (0.0%)
      4,600  Unifi, Inc.*                                                           $       22
      2,000  Xerium Technologies, Inc.                                                       2
                                                                                    ----------
                                                                                            24
                                                                                    ----------
TIRES  & RUBBER (0.0%)
      5,500  Cooper Tire & Rubber Co.                                                       26
     38,800  Goodyear Tire & Rubber Co.*                                                   250
                                                                                    ----------
                                                                                           276
                                                                                    ----------
             Total Consumer Discretionary                                               70,762
                                                                                    ----------
CONSUMER STAPLES (3.8%)
-----------------------
AGRICULTURAL PRODUCTS (0.2%)
      3,200  AgFeed Industries, Inc.*                                                        6
        922  Alico, Inc.                                                                    30
     75,000  Archer-Daniels-Midland Co.                                                  2,053
      2,300  Bunge Ltd.                                                                     98
     14,300  Corn Products International, Inc.                                             392
     52,300  Darling International, Inc.*                                                  262
      2,100  Fresh Del Monte Produce, Inc.*                                                 53
        600  Griffin Land & Nurseries, Inc. "A"                                             19
                                                                                    ----------
                                                                                         2,913
                                                                                    ----------
BREWERS (0.0%)
      2,300  Boston Beer Co., Inc. "A"*                                                     74
      1,000  Molson Coors Brewing Co. "B"                                                   44
                                                                                    ----------
                                                                                           118
                                                                                    ----------
DISTILLERS & VINTNERS (0.0%)
        625  Brown-Forman Corp. "B"                                                         27
                                                                                    ----------
DRUG RETAIL (0.0%)
      5,600  CVS Caremark Corp.                                                            162
     11,500  Rite Aid Corp.*                                                                 6
      5,700  Walgreen Co.                                                                  141
                                                                                    ----------
                                                                                           309
                                                                                    ----------
FOOD DISTRIBUTORS (0.1%)
      1,000  Andersons, Inc.                                                                13
      2,547  Nash Finch Co.                                                                115
      4,100  Spartan Stores, Inc.                                                           97
     61,500  Sysco Corp.                                                                 1,442
     17,500  United Natural Foods, Inc.*                                                   315
                                                                                    ----------
                                                                                         1,982
                                                                                    ----------
FOOD RETAIL (0.5%)
        300  Arden Group, Inc. "A"                                                          41
      4,100  Casey's General Stores, Inc.                                                  122
      2,600  Great Atlantic & Pacific Tea Company, Inc.*                                    13
      1,200  Ingles Markets, Inc. "A"                                                       16
    109,870  Kroger Co.                                                                  3,039
     10,700  Ruddick Corp.                                                                 293
    131,000  Safeway, Inc.                                                               2,856
      1,600  Susser Holdings Corp.*                                                         19
        500  Village Super Market, Inc. "A"                                                 24
      4,300  Weis Markets, Inc.                                                            136
      2,800  Whole Foods Market, Inc.                                                       30
                                                                                    ----------
                                                                                         6,589
                                                                                    ----------
HOUSEHOLD PRODUCTS (0.3%)
      5,900  Central Garden & Pet Co. "A"*                                                  25
      2,700  Church & Dwight Co., Inc.                                                     160
         70  Clorox Co.                                                                      4
      1,700  Colgate-Palmolive Co.                                                         111
        200  Energizer Holdings, Inc.*                                                       9
     60,800  Procter & Gamble Co.                                                        3,912
      4,200  WD-40 Co.                                                                     120
                                                                                    ----------
                                                                                         4,341
                                                                                    ----------

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                                                   PORTFOLIO OF INVESTMENTS | 21

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
----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
HYPERMARKETS & SUPER CENTERS (0.8%)
     66,200  BJ's Wholesale Club, Inc.*                                             $    2,369
      2,400  Costco Wholesale Corp.                                                        123
      2,400  PriceSmart, Inc.                                                               33
    149,274  Wal-Mart Stores, Inc.                                                       8,341
                                                                                    ----------
                                                                                        10,866
                                                                                    ----------
PACKAGED FOODS & MEAT (0.5%)
      1,300  American Dairy, Inc.*                                                          22
      2,100  B&G Foods, Inc. "A"                                                            11
      5,800  Cal-Maine Foods, Inc.                                                         146
      1,600  Calavo Growers, Inc.                                                           14
      4,600  Campbell Soup Co.                                                             147
      5,100  Chiquita Brands International, Inc.*                                           57
     29,500  Dean Foods Co.*                                                               430
      1,900  Del Monte Foods Co.                                                            11
     23,200  Diamond Foods, Inc.                                                           701
      1,100  Farmer Brothers Co.                                                            26
     34,300  Flowers Foods, Inc.                                                           919
      1,700  General Mills, Inc.                                                           107
        800  Green Mountain Coffee Roasters, Inc.*                                          29
      3,700  H.J. Heinz Co.                                                                144
      2,000  Hain Celestial Group, Inc.*                                                    32
      3,800  Hershey Co.                                                                   137
      4,900  Hormel Foods Corp.                                                            130
        700  HQ Sustainable Maritime Industries, Inc.*                                       4
      2,100  Imperial Sugar Co.                                                             29
      6,200  J & J Snack Foods Corp.                                                       184
      4,200  J.M. Smucker Co.                                                              191
      1,600  Kellogg Co.                                                                    70
      5,515  Kraft Foods, Inc. "A"                                                         150
        300  Lancaster Colony Corp.                                                          9
      7,800  Lance, Inc.                                                                   152
        900  Lifeway Foods, Inc.*                                                            6
      4,700  McCormick & Co., Inc.                                                         140
      6,500  Omega Protein Corp.*                                                           27
     10,000  Pilgrims Pride Corp.                                                           12
     33,600  Ralcorp Holdings, Inc.*                                                     2,102
      1,700  Reddy Ice Holdings, Inc.                                                        2
     19,300  Sara Lee Corp.                                                                177
      9,200  Smart Balance, Inc.*                                                           54
      1,500  Synutra International, Inc.*                                                   18
        100  Tootsie Roll Industries, Inc.                                                   3
        100  TreeHouse Foods, Inc.*                                                          2
     20,000  Tyson Foods, Inc. "A"                                                         134
      1,400  Zhongpin, Inc.*                                                                12
                                                                                    ----------
                                                                                         6,541
                                                                                    ----------
PERSONAL PRODUCTS (0.2%)
     24,200  Alberto-Culver Co.                                                            520
        100  American Oriental Bioengineering, Inc.*                                         1
      5,000  Avon Products, Inc.                                                           105
     60,700  Bare Escentuals, Inc.*                                                        287
        100  Chattem, Inc.*                                                                  7
      1,500  China Sky One Medical, Inc.*                                                   15
     75,220  Elizabeth Arden, Inc.*                                                      1,061
     22,900  Estee Lauder Companies, Inc. "A"                                              639
     39,100  Herbalife Ltd.                                                                695
      2,500  Mannatech, Inc.                                                                 6
      1,400  NBTY, Inc.*                                                                    20
      1,100  Nu Skin Enterprises, Inc. "A"                                                  12
      3,100  Prestige Brands Holdings, Inc.*                                                24
      1,800  Schiff Nutrition International, Inc.*                                          11
        200  USANA Health Sciences, Inc.*                                                    6
                                                                                    ----------
                                                                                         3,409
                                                                                    ----------
SOFT DRINKS (0.2%)
      3,300  Coca-Cola Co.                                                                 155
      6,700  Coca-Cola Enterprises, Inc.                                                    61
     18,600  Dr. Pepper Snapple Group, Inc.*                                               300

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22 | USAA CORNERSTONE STRATEGY FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
      1,400  Hansen Natural Corp.*                                                  $       42
      2,000  National Beverage Corp.*                                                       18
     84,700  Pepsi Bottling Group, Inc.                                                  1,532
     21,000  PepsiAmericas, Inc.                                                           352
      2,200  PepsiCo, Inc.                                                                 125
                                                                                    ----------
                                                                                         2,585
                                                                                    ----------
TOBACCO (1.0%)
      8,900  Alliance One International, Inc.*                                              27
    470,815  Altria Group, Inc.                                                          7,571
      4,100  Lorillard, Inc.                                                               248
    121,220  Philip Morris International, Inc.                                           5,111
     22,900  Reynolds American, Inc.                                                       941
        700  Schweitzer-Mauduit International, Inc.                                         13
      2,900  Star Scientific, Inc.*                                                          9
        300  Universal Corp.                                                                 9
        100  UST, Inc.                                                                       7
     19,370  Vector Group Ltd.                                                             278
                                                                                    ----------
                                                                                        14,214
                                                                                    ----------
             Total Consumer Staples                                                     53,894
                                                                                    ----------
ENERGY (4.3%)
-------------
COAL & CONSUMABLE FUELS (0.2%)
     11,300  Alpha Natural Resources, Inc.*                                                251
     32,000  Arch Coal, Inc.                                                               492
        700  CONSOL Energy, Inc.                                                            20
      6,000  Foundation Coal Holdings, Inc.                                                 86
        900  GreenHunter Energy, Inc.*                                                       5
     41,400  International Coal Group, Inc.*                                               118
     65,300  James River Coal Co.*                                                         742
     15,100  Massey Energy Corp.                                                           236
      2,900  National Coal Corp.*                                                            5
     23,400  Patriot Coal Corp.*                                                           198
      2,800  Peabody Energy Corp.                                                           66
      7,500  Uranium Resources, Inc.*                                                        4
     20,100  USEC, Inc.*                                                                    77
      1,400  Westmoreland Coal Co.*                                                         13
                                                                                    ----------
                                                                                         2,313
                                                                                    ----------
INTEGRATED OIL & GAS (2.4%)
    110,700  Chevron Corp.                                                               8,746
     81,700  ConocoPhillips                                                              4,291
    213,900  Exxon Mobil Corp.                                                          17,144
        400  Hess Corp.                                                                     22
     81,982  Marathon Oil Corp.                                                          2,146
     37,400  Murphy Oil Corp.                                                            1,647
      2,600  Occidental Petroleum Corp.                                                    141
      2,900  Royal Dutch Shell plc                                                         155
      2,200  SandRidge Energy, Inc.*                                                        20
                                                                                    ----------
                                                                                        34,312
                                                                                    ----------
OIL & GAS DRILLING (0.4%)
     11,000  Atwood Oceanics, Inc.*                                                        199
      2,400  Bronco Drilling Co., Inc.*                                                     15
      8,700  Diamond Offshore Drilling, Inc.                                               642
     11,300  ENSCO International, Inc.                                                     366
     37,800  Grey Wolf, Inc.*                                                              207
     49,500  Helmerich & Payne, Inc.                                                     1,255
        900  Hercules Offshore, Inc.*                                                        5
     36,200  Noble Corp.                                                                   970
     10,800  Parker Drilling Co.*                                                           33
     32,300  Patterson-UTI Energy, Inc.                                                    404
      9,100  Pioneer Drilling Co.*                                                          67
     18,200  Pride International, Inc.*                                                    295
     15,100  Rowan Companies, Inc.                                                         262
      1,100  Transocean, Inc.*                                                              74
      1,600  Union Drilling, Inc.*                                                          11
     24,000  Unit Corp.*                                                                   688
                                                                                    ----------
                                                                                         5,493
                                                                                    ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS | 23

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
OIL & GAS EQUIPMENT & SERVICES (0.4%)
        100  Allis-Chalmers Energy, Inc.*                                           $        1
      5,600  Baker Hughes, Inc.                                                            195
      5,900  BJ Services Co.                                                                71
      1,500  Bolt Technology Corp.*                                                         13
        100  Bristow Group, Inc.*                                                            2
      1,400  CARBO Ceramics, Inc.                                                           67
      9,800  Complete Production Services, Inc.*                                            80
        900  Dawson Geophysical Co.*                                                        18
     63,200  Dresser-Rand Group, Inc.*                                                   1,056
      1,300  Dril-Quip, Inc.*                                                               26
      2,600  ENGlobal Corp.*                                                                 8
     15,200  FMC Technologies, Inc.*                                                       417
        500  Geokinetics, Inc.*                                                              2
      2,200  Gulf Island Fabrication, Inc.                                                  32
      7,100  Halliburton Co.                                                               125
      2,800  Hornbeck Offshore Services, Inc.*                                              47
      1,700  IHS, Inc. "A"*                                                                 62
     72,500  ION Geophysical Corp.*                                                        217
      1,200  Key Energy Services, Inc.*                                                      6
      2,100  Lufkin Industries, Inc.                                                       103
      3,800  Matrix Service Co.*                                                            29
      1,000  Mitcham Industries, Inc.*                                                       4
      1,600  NATCO Group Inc. "A"*                                                          29
      3,700  National-Oilwell Varco, Inc.*                                                 105
      1,900  Natural Gas Services Group, Inc.*                                              20
      8,900  Newpark Resources, Inc.*                                                       41
      2,300  Oceaneering International, Inc.*                                               59
        600  Oil States International, Inc.*                                                13
        700  OYO Geospace Corp.*                                                            16
      6,700  PHI, Inc.*                                                                     83
     13,800  RPC, Inc.                                                                     119
      3,800  Schlumberger Ltd.                                                             193
      2,600  Seacor Holdings, Inc.*                                                        172
      6,400  SulphCo, Inc.                                                                  10
      9,900  Superior Energy Services, Inc.*                                               167
      3,100  Superior Well Services, Inc.*                                                  32
      2,300  T-3 Energy Services, Inc.*                                                     30
        700  TETRA Technologies, Inc.*                                                       3
     56,400  Tidewater, Inc.                                                             2,227
      2,400  Trico Marine Services, Inc.*                                                    9
      7,400  Willbros Group, Inc.*                                                          61
                                                                                    ----------
                                                                                         5,970
                                                                                    ----------
OIL & GAS EXPLORATION & PRODUCTION (0.7%)
      4,000  Abraxas Petroleum Corp.*                                                        5
      1,800  Anadarko Petroleum Corp.                                                       74
     44,880  Apache Corp.                                                                3,469
      7,581  Apco Argentina, Inc.                                                          216
        900  Approach Resources, Inc.*                                                       8
        100  Arena Resources, Inc.*                                                          3
      2,000  ATP Oil & Gas Corp.*                                                           13
      7,700  Berry Petroleum Co. "A"                                                        90
     10,900  Bill Barrett Corp.*                                                           244
     12,200  BPZ Resources, Inc.*                                                           75
      8,100  Brigham Exploration Co.*                                                       25
      2,000  Callon Petroleum Co.*                                                           5
      2,800  Cano Petroleum, Inc.*                                                           2
      4,800  Carrizo Oil & Gas, Inc.*                                                       99
      7,700  Cimarex Energy Co.                                                            218
      1,000  Clayton Williams Energy, Inc.*                                                 46
        200  CNX Gas Corp.*                                                                  6
      5,000  Comstock Resources, Inc.*                                                     210

================================================================================

24 | USAA CORNERSTONE STRATEGY FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
        100  Concho Resources, Inc.*                                                $        2
      3,000  Contango Oil & Gas Co.*                                                       158
        500  Continental Resources, Inc.*                                                   10
      2,600  Delta Pete Corp.*                                                              15
      1,500  Double Eagle Petroleum Co.*                                                    10
      1,800  Encore Acquisition Co.*                                                        48
      3,100  Energy Partners Ltd.*                                                          11
      400    EOG Resources, Inc.                                                            34
      4,100  FX Energy, Inc.*                                                               15
     12,000  Gasco Energy, Inc.*                                                             7
      8,000  GeoGlobal Resources, Inc.*                                                     14
      1,900  GeoMet, Inc.*                                                                   4
        900  GeoResources, Inc.*                                                             7
        100  GMX Resources, Inc.*                                                            3
     38,500  Goodrich Petroleum Corp.*                                                   1,389
      1,900  Gulfport Energy Corp.*                                                          9
      4,000  Harvest Natural Resources, Inc.*                                               26
      1,000  Helix Energy Solutions Group, Inc.*                                             6
      1,500  Houston American Energy Corp.                                                   4
      3,300  Mariner Energy, Inc.*                                                          36
     48,700  McMoRan Exploration Co.*                                                      548
     14,100  Meridian Resource Corp.*                                                       13
     26,900  Noble Energy, Inc.                                                          1,406
      1,900  Northern Oil and Gas, Inc.*                                                     8
     27,200  Oilsands Quest, Inc.*                                                          30
      8,100  Pacific Ethanol, Inc.*                                                          5
      1,400  Panhandle Oil & Gas, Inc. "A"                                                  32
      4,000  Parallel Petroleum Corp.*                                                      13
        100  Petrohawk Energy Corp.*                                                         2
        900  Petroleum Development Corp.*                                                   17
     11,300  PetroQuest Energy, Inc.*                                                       79
      3,200  Pioneer Natural Resources Co.                                                  64
        100  PrimeEnergy Corp.*                                                              5
      2,600  Quest Resource Corp.*                                                           1
      4,400  RAM Energy Resources, Inc.*                                                     5
      1,500  Range Resources Corp.                                                          62
     36,600  Rex Energy Corp.*                                                             223
      2,200  Southwestern Energy Co.*                                                       76
        200  St. Mary Land & Exploration Co.                                                 4
     10,815  Stone Energy Corp.*                                                           180
        100  Swift Energy Co.*                                                               2
      2,700  Toreador Resources Corp.*                                                      14
        100  Tri-Valley Corp.*                                                               -
      3,600  TXCO Resources, Inc.*                                                          11
      5,900  VAALCO Energy, Inc.*                                                           37
      2,000  Venoco, Inc.*                                                                   7
     16,200  W&T Offshore, Inc.                                                            227
     71,800  Warren Resources, Inc.*                                                       239
      1,300  Whiting Petroleum Corp.*                                                       50
      1,900  XTO Energy, Inc.                                                               73
                                                                                    ----------
                                                                                        10,049
                                                                                    ----------
OIL & GAS REFINING & MARKETING (0.1%)
      3,500  Alon USA Energy, Inc.                                                          34
      2,800  Aventine Renewable Energy Holdings, Inc.*                                       2
      3,100  Clean Energy Fuels Corp.*                                                      15
      2,300  CVR Energy, Inc.*                                                               8
      1,300  Delek US Holdings, Inc.                                                         7
      2,400  Magellan Midstream Partners, LP                                                72
      1,200  Sunoco, Inc.                                                                   48
      2,900  Tesoro Corp.                                                                   27
     76,700  Valero Energy Corp.                                                         1,408
     12,025  VeraSun Energy Corp.*                                                           1

================================================================================

                                                   PORTFOLIO OF INVESTMENTS | 25

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
      5,400  Verenium Corp.*                                                        $        4
      5,200  Western Refining, Inc.                                                         39
        100  World Fuel Services Corp.                                                       4
                                                                                    ----------
                                                                                         1,669
                                                                                    ----------
OIL & GAS STORAGE & TRANSPORTATION (0.1%)
        700  Cheniere Energy, Inc.*                                                          2
      3,800  Crosstex Energy, Inc.                                                          16
      1,500  El Paso Corp.                                                                  11
        500  Enbridge Energy Partners, LP                                                   14
      3,600  Enbridge, Inc.                                                                107
      6,000  Energy Transfer Partners, LP                                                  199
      3,400  Enterprise Products Partners, LP                                               73
     21,813  Golar LNG Ltd.                                                                141
      4,953  Kinder Morgan Management, LLC*                                                204
      7,800  Knightsbridge Tankers Ltd.                                                    116
        200  NuStar Energy L.P.                                                              8
     10,600  Overseas Shipholding Group, Inc.                                              393
      3,700  Plains All American Pipeline LP                                               126
        500  Teekay Corp.                                                                    8
      2,500  Teekay Tankers Ltd. "A"                                                        27
        200  TransCanada Corp.                                                               5
      3,300  Williams Companies, Inc.                                                       54
                                                                                    ----------
                                                                                         1,504
                                                                                    ----------
             Total Energy                                                               61,310
                                                                                    ----------
FINANCIALS (5.1%)
-----------------
ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
        200  AllianceBernstein Holding LP                                                    4
      3,200  Allied Capital Corp.                                                            8
      4,200  American Capital Ltd.                                                          18
      3,900  Ameriprise Financial, Inc.                                                     72
     24,300  Apollo Investment Corp.                                                       206
      9,094  Ares Capital Corp.                                                             45
      4,700  Bank of New York Mellon Corp.                                                 142
      2,300  BlackRock Kelso Capital Corp.                                                  24
      1,900  BlackRock, Inc. "A"                                                           239
      3,400  Calamos Asset Management, Inc. "A"                                             14
        500  Capital Southwest Corp.                                                        41
     11,400  Cohen & Steers, Inc.                                                          130
        400  Diamond Hill Investment Group, Inc.                                            22
      1,700  Epoch Holding Corp.                                                            14
     26,700  Federated Investors, Inc. "B"                                                 530
      2,920  Franklin Resources, Inc.                                                      177
      1,280  GAMCO Investors, Inc. "A"                                                      35
      3,300  Gladstone Capital Corp.                                                        20
      2,200  Gladstone Investment Corp.                                                     11
        800  GLG Partners, Inc.                                                              2
      2,600  Harris & Harris Group, Inc.*                                                   11
      5,824  Hercules Technology Growth Capital, Inc.                                       38
      5,300  Janus Capital Group, Inc.                                                      43
      1,700  Kohlberg Capital Corp.                                                          7
      7,643  MCG Capital Corp.                                                               6
      4,500  MVC Capital, Inc.                                                              50
      4,000  NGP Capital Resources Co.                                                      39
      2,500  Northern Trust Corp.                                                          115
      1,900  Patriot Capital Funding, Inc.                                                   6
      2,100  PennantPark Investment Corp.                                                    6
      3,335  Prospect Capital Corp.                                                         42

================================================================================

26 | USAA CORNERSTONE STRATEGY FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
      2,100  Pzena Investment Management, Inc. "A"                                  $        7
      1,100  SEI Investments Co.                                                            17
      3,800  State Street Corp.                                                            160
     21,100  T. Rowe Price Group, Inc.                                                     722
      2,100  U.S. Global Investors, Inc. "A"                                                11
     49,800  Waddell & Reed Financial, Inc. "A"                                            669
        900  Westwood Holdings Group, Inc.                                                  28
                                                                                    ----------
                                                                                         3,731
                                                                                    ----------
CONSUMER FINANCE (0.0%)
      4,000  Advance America, Cash Advance Centers, Inc.                                     7
      3,700  Advanta Corp. "B"                                                              11
      4,800  American Express Co.                                                          112
        900  AmeriCredit Corp.*                                                              7
      1,200  Cardtronics, Inc.*                                                              2
        700  Cash America International, Inc.                                               19
      3,900  CompuCredit Corp.*                                                             13
        300  Credit Acceptance Corp.*                                                        4
      8,000  Discover Financial Services                                                    82
      4,300  Dollar Financial Corp.*                                                        32
      3,100  EZCORP, Inc. "A"*                                                              51
      3,600  First Cash Financial Services, Inc.*                                           55
      9,500  First Marblehead Corp.                                                         13
      2,600  World Acceptance Corp.*                                                        51
                                                                                    ----------
                                                                                           459
                                                                                    ----------
DIVERSIFIED BANKS (0.4%)
      3,100  Columbia Banking System, Inc.                                                  31
     16,500  F.N.B. Corp.                                                                  204
      4,900  U.S. Bancorp                                                                  132
    170,900  Wells Fargo & Co.                                                           4,938
                                                                                    ----------
                                                                                         5,305
                                                                                    ----------
INSURANCE BROKERS (0.2%)
     44,000  Aon Corp.                                                                   1,993
      5,900  Arthur J. Gallagher & Co.                                                     146
        500  Brown & Brown, Inc.                                                            10
        200  eHealth, Inc.*                                                                  2
        100  Life Partners Holdings, Inc.                                                    4
      3,800  Marsh & McLennan Companies, Inc.                                               97
        800  National Financial Partners Corp.                                               1
                                                                                    ----------
                                                                                         2,253
                                                                                    ----------
INVESTMENT BANKING & BROKERAGE (0.4%)
      5,400  BGC Partners, Inc. "A"                                                         21
    185,200  Charles Schwab Corp.                                                        3,395
      8,800  E*TRADE Financial Corp.*                                                       12
        300  Evercore Partners, Inc. "A"                                                     3
      2,300  FBR Capital Markets Corp.*                                                     12
      2,200  FCStone Group, Inc.*                                                            7
      6,000  GFI Group, Inc.                                                                23
      1,900  Goldman Sachs Group, Inc.                                                     150
        100  Greenhill & Co., Inc.                                                           7
        700  International Assets Holding Corp.*                                             6
     10,800  Investment Technology Group, Inc.*                                            181
      1,800  Jefferies Group, Inc.                                                          22
      4,600  KBW, Inc.*                                                                    104
     20,900  Knight Capital Group, Inc. "A"*                                               346
      5,100  LaBranche & Co., Inc.*                                                         25
      5,400  MarketAxess Holdings, Inc.*                                                    35
      5,400  Morgan Stanley                                                                 80
     13,600  optionsXpress Holdings, Inc.                                                  192
      2,800  Penson Worldwide, Inc.*                                                        18
     12,800  Raymond James Financial, Inc.                                                 281

================================================================================

                                                   PORTFOLIO OF INVESTMENTS | 27

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
      3,100  Sanders Morris Harris Group, Inc.                                      $       16
      4,003  Stifel Financial Corp.*                                                       172
      2,900  SWS Group, Inc.                                                                42
      1,600  TD Ameritrade Holding Corp.*                                                   21
      2,000  Thomas Weisel Partners Group, Inc.*                                             9
      5,600  TradeStation Group, Inc.*                                                      39
                                                                                    ----------
                                                                                         5,219
                                                                                    ----------
LIFE & HEALTH INSURANCE (0.8%)
     97,100  AFLAC, Inc.                                                                 4,496
      5,900  American Equity Investment Life Insurance Co.                                  37
      6,400  Citizens, Inc.*                                                                61
        200  Delphi Financial Group, Inc. "A"                                                2
        900  Independence Holding Co.                                                        5
        200  Kansas City Life Insurance Co.                                                  9
     19,300  Lincoln National Corp.                                                        265
      8,500  MetLife, Inc.                                                                 245
        400  National Western Life Insurance Co. "A"                                        64
        100  Nationwide Financial Services, Inc. "A"                                         5
      3,300  Phoenix Companies, Inc.                                                         9
      2,700  Presidential Life Corp.                                                        29
     10,300  Principal Financial Group, Inc.                                               142
      1,100  Protective Life Corp.                                                          10
      5,100  Prudential Financial, Inc.                                                    111
     35,100  StanCorp Financial Group, Inc.                                              1,169
     22,400  Torchmark Corp.                                                               810
    260,000  Unum Group                                                                  3,874
                                                                                    ----------
                                                                                        11,343
                                                                                    ----------
MULTI-LINE INSURANCE (0.2%)
     17,700  American Financial Group, Inc.                                                363
     22,200  American International Group, Inc.                                             44
     30,600  Assurant, Inc.                                                                666
      4,700  Genworth Financial, Inc. "A"                                                    7
     41,400  Hartford Financial Services Group, Inc.                                       350
     14,500  HCC Insurance Holdings, Inc.                                                  338
     20,500  Horace Mann Educators Corp.                                                   175
     41,600  Loews Corp.                                                                 1,139
        100  Unitrin, Inc.                                                                   2
                                                                                    ----------
                                                                                         3,084
                                                                                    ----------
MULTI-SECTOR HOLDINGS (0.0%)
      3,600  Ampal-American Israel Corp. "A"*                                                4
      4,000  Compass Diversified Holdings                                                   40
        800  Leucadia National Corp.                                                        15
      4,000  PICO Holdings, Inc.*                                                           91
                                                                                    ----------
                                                                                           150
                                                                                    ----------
OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
     81,822  Bank of America Corp.                                                       1,330
     45,000  Citigroup, Inc.                                                               373
      6,400  Guaranty Financial Group, Inc.*                                                17
    147,200  JPMorgan Chase & Co.                                                        4,660
      2,600  Medallion Financial Corp.                                                      18
      3,100  Net 1 U.E.P.S Technologies, Inc.*                                              32
      2,100  RiskMetrics Group, Inc.*                                                       31
                                                                                    ----------
                                                                                         6,461
                                                                                    ----------
PROPERTY & CASUALTY INSURANCE (1.1%)
     97,550  ACE Ltd.                                                                    5,097
        800  Allied World Assurance Co. Holdings Ltd.                                       28
     43,200  Allstate Corp.                                                              1,099
    235,200  Ambac Financial Group, Inc.                                                   329

================================================================================

28 | USAA CORNERSTONE STRATEGY FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
      1,500  American Physicians Capital, Inc.                                      $       57
      1,800  American Safety Insurance Holdings Ltd.*                                       16
      3,700  Amerisafe, Inc.*                                                               60
      2,500  AmTrust Financial Services, Inc.                                               22
     21,000  Assured Guaranty Ltd.                                                         236
      2,500  Baldwin & Lyons, Inc. "B"                                                      46
     46,960  Chubb Corp.                                                                 2,412
     38,000  CNA Financial Corp.                                                           523
        100  CNA Surety Corp.*                                                               1
      1,900  Donegal Group, Inc. "A"                                                        30
      1,000  EMC Insurance Group, Inc.                                                      25
      5,700  Employers Holdings, Inc.                                                       93
      1,900  Erie Indemnity Co.                                                             71
      1,700  First Acceptance Corp.*                                                         6
        200  First American Corp.                                                            5
      2,500  First Mercury Financial Corp.*                                                 30
      1,500  FPIC Insurance Group, Inc.*                                                    69
      1,200  Hallmark Financial Services, Inc.*                                              7
      6,800  Hanover Insurance Group, Inc.                                                 274
      6,500  Harleysville Group, Inc.                                                      245
        700  Hilltop Holdings, Inc.*                                                         7
      1,400  Infinity Property & Casualty Corp.                                             64
      1,300  LandAmerica Financial Group, Inc.                                               -
      4,600  MBIA, Inc.                                                                     27
      5,290  Meadowbrook Insurance Group, Inc.                                              30
        200  Mercury General Corp.                                                           9
      1,000  National Interstate Corp.                                                      17
      1,100  Navigators Group, Inc.*                                                        60
        800  NYMAGIC, Inc.                                                                  12
        300  OneBeacon Insurance Group Ltd. "A"                                              3
      3,300  PMA Capital Corp. "A"*                                                         17
        200  ProAssurance Corp.*                                                            11
      5,500  Progressive Corp.                                                              83
        400  RLI Corp.                                                                      23
      2,900  Safety Insurance Group, Inc.                                                  102
      4,000  SeaBright Insurance Holdings, Inc.*                                            42
      1,600  Selective Insurance Group, Inc.                                                37
        400  State Auto Financial Corp.                                                      9
      3,000  Stewart Information Services Corp.                                             35
      3,200  Tower Group, Inc.                                                              73
     81,420  Travelers Companies, Inc.                                                   3,554
        500  United Fire & Casualty Co.                                                     11
      8,500  W.R. Berkley Corp.                                                            242
      3,300  XL Capital Ltd. "A"                                                            17
        100  Zenith National Insurance Corp.                                                 3
                                                                                    ----------
                                                                                        15,269
                                                                                    ----------
REGIONAL BANKS (0.7%)
      1,300  1st Source Corp.                                                               29
      1,900  AMCORE Financial,
             Inc.                                                                            7
      2,200  Ameris Bancorp                                                                 21
      1,000  Ames National Corp.                                                            25
      1,500  Arrow Financial Corp.                                                          44
      1,200  BancFirst Corp.                                                                53
      9,800  BancorpSouth, Inc.                                                            218
      3,000  BancTrust Financial Group, Inc.                                                37
      8,000  Bank of Hawaii Corp.                                                          357
      2,100  Bank of the Ozarks, Inc.                                                       57
      2,500  Banner Corp.                                                                   26
      4,500  BB&T Corp.                                                                    135
      1,000  Boston Private Financial Holdings, Inc.                                         7
      1,100  Bryn Mawr Bank Corp.                                                           22
      1,100  Camden National Corp.                                                          31

================================================================================

                                                   PORTFOLIO OF INVESTMENTS | 29

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
      1,800  Capital City Bank Group, Inc.                                          $       53
      2,700  Capitol Bancorp Ltd.                                                           15
      4,100  Cardinal Financial Corp.                                                       22
      3,300  Cascade Bancorp, Inc.                                                          22
     20,200  Cathay General Bancorp                                                        415
      1,400  CenterState Banks of Florida, Inc.                                             23
        800  Central Pacific Financial Corp.                                                10
      4,200  Chemical Financial Corp.                                                      104
      1,400  Citizens & Northern Corp.                                                      31
      5,800  Citizens Republic Bankcorp, Inc.                                               14
      3,000  City Holding Co.                                                              106
      3,200  Cobiz Financial, Inc.                                                          35
      1,300  Colonial BancGroup, Inc.                                                        3
      5,900  Community Bank System, Inc.                                                   136
      2,700  Community Trust Bancorp, Inc.                                                  88
     21,600  Cullen/Frost Bankers, Inc.                                                  1,171
     25,700  CVB Financial Corp.                                                           289
      8,500  East West Bancorp, Inc.                                                       126
      1,600  Enterprise Financial Services Corp.                                            23
      1,100  Farmers Capital Bank Corp.                                                     26
      3,900  Fifth Third Bancorp                                                            37
      1,800  Financial Institutions, Inc.                                                   29
      1,900  First Advantage Corp. "A"*                                                     24
      2,400  First Bancorp                                                                  41
     20,700  First BanCorp                                                                 226
      1,200  First Bancorp, Inc.                                                            23
        100  First Citizens BancShares, Inc. "A"                                            14
     13,500  First Commonwealth Financial Corp.                                            162
      1,600  First Community Bancshares, Inc.                                               46
      3,100  First Financial Bancorp                                                        39
      3,600  First Financial Bankshares, Inc.                                              188
      4,200  First Financial Corp.                                                         175
      1,855  First Horizon National Corp.                                                   20
      2,600  First Merchants Corp.                                                          52
      1,900  First Midwest Bancorp, Inc.                                                    35
      1,100  First South Bancorp, Inc.                                                      14
      2,200  Firstmerit Corp.                                                               48
      5,500  Frontier Financial Corp.                                                       16
     15,300  Fulton Financial Corp.                                                        170
      1,300  Glacier Bancorp, Inc.                                                          23
      2,100  Greene Bankshares, Inc.                                                        34
        600  Hancock Holding Co.                                                            26
      3,800  Hanmi Financial Corp.                                                           9
      5,200  Harleysville National Corp.                                                    73
      1,900  Heartland Financial USA, Inc.                                                  41
      1,600  Heritage Commerce Corp.                                                        20
      2,196  Home BancShares, Inc.                                                          58
      2,200  IBERIABANK Corp.                                                              116
      2,700  Independent Bank Corp.                                                         64
      2,200  Integra Bank Corp.                                                              6
      5,100  International Bancshares Corp.                                                120
        600  Investors Bancorp, Inc.*                                                        8
      3,100  Lakeland Bancorp, Inc.                                                         30
      2,100  Lakeland Financial Corp.                                                       47
      3,100  MainSource Financial Group, Inc.                                               48
      5,200  Marshall & Ilsley Corp.                                                        80
      3,600  MB Financial, Inc.                                                             94
      4,000  Midwest Banc Holdings, Inc.                                                     7
      4,300  Nara Bancorp, Inc.                                                             47

================================================================================

30 | USAA CORNERSTONE STRATEGY FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
     19,031  National City Corp.                                                    $       38
      6,700  NBT Bancorp, Inc.                                                             178
      3,600  Northfield Bancorp, Inc.                                                       42
     15,300  Old National Bancorp                                                          263
      2,300  Old Second Bancorp, Inc.                                                       34
      6,400  Pacific Capital Bancorp                                                       101
      1,700  Pacific Continental Corp.                                                      24
      3,200  Park National Corp.                                                           219
        800  Pennsylvania Commerce Bancorp, Inc.*                                           22
      1,800  Peoples Bancorp, Inc.                                                          31
      3,800  Pinnacle Financial Partners, Inc.*                                            105
      3,000  PremierWest Bancorp                                                            20
      4,200  PrivateBancorp, Inc.                                                          131
      1,300  Prosperity Bancshares, Inc.                                                    43
      1,700  Provident Bankshares Corp.                                                     16
     13,900  Provident Financial Services, Inc.                                            208
        700  Regions Financial Corp.                                                         7
      3,500  Renasant Corp.                                                                 68
      1,600  Republic Bancorp, Inc. "A"                                                     35
      4,700  S&T Bancorp, Inc.                                                             160
      2,300  S.Y. Bancorp, Inc.                                                             61
      2,700  Sandy Spring Bancorp, Inc.                                                     53
        800  Santander BanCorp                                                               8
      1,400  SCBT Financial Corp.                                                           48
      2,300  Seacoast Banking Corp. of Florida                                              11
      1,200  Shore Bancshares, Inc.                                                         30
      1,400  Sierra Bancorp                                                                 28
        300  Signature Bank*                                                                 9
      2,600  Simmons First National Corp. "A"                                               76
      1,600  Smithtown Bancorp, Inc.                                                        32
      7,100  South Financial Group, Inc.                                                    31
      2,000  Southside Bancshares, Inc.                                                     45
      2,300  Southwest Bancorp, Inc.                                                        33
      2,100  State Bancorp, Inc.                                                            25
      3,400  StellarOne Corp.                                                               56
      3,000  Sterling Bancorp                                                               39
     12,800  Sterling Bancshares, Inc.                                                      86
      5,000  Sterling Financial Corp.                                                       27
      1,700  Suffolk Bancorp                                                                56
      2,400  Sun Bancorp, Inc.*                                                             19
      3,900  SunTrust Banks, Inc.                                                          124
      1,200  Susquehanna Bancshares, Inc.                                                   18
      9,400  SVB Financial Group*                                                          377
      5,100  Synovus Financial Corp.                                                        42
      4,400  Texas Capital Bancshares, Inc.*                                                71
      1,100  Tompkins Financial Corp.                                                       60
      3,200  TowneBank                                                                      72
      2,400  TriCo Bancshares                                                               57
     13,300  TrustCo Bank Corp. NY                                                         141
      2,100  Trustmark Corp.                                                                42
      2,500  UCBH Holdings, Inc.                                                            12
        400  UMB Financial Corp.                                                            19
     10,100  Umpqua Holdings Corp.                                                         134
      2,400  Union Bankshares Corp.                                                         55
        300  United Bankshares, Inc.                                                        10
      4,131  United Community Banks, Inc.                                                   54
      1,313  United Security Bancshares, Inc.                                               14
      1,800  Univest Corp. of Pennsylvania                                                  56
      3,400  Valley National Bancorp                                                        66
      1,900  Washington Trust Bancorp, Inc.                                                 37
        500  Webster Financial Corp.                                                         8
      2,600  WesBanco, Inc.                                                                 67
      2,700  West Bancorp., Inc.                                                            33
      2,600  West Coast Bancorp                                                             13
      5,400  Westamerica Bancorp                                                           287
      3,600  Western Alliance Bancorp.*                                                     40
      5,000  Wilmington Trust Corp.                                                        121

================================================================================

                                                   PORTFOLIO OF INVESTMENTS | 31

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
      3,100  Wilshire Bancorp, Inc.                                                 $       21
      2,000  Yadkin Valley Financial Corp.                                                  30
      1,400  Zions Bancorp                                                                  45
                                                                                    ----------
                                                                                        10,735
                                                                                    ----------
REINSURANCE (0.0%)
        600  Arch Capital Group Ltd.*                                                       41
      5,500  CastlePoint Holdings Ltd.                                                      56
      4,700  Maiden Holdings Ltd.                                                           20
      9,900  Max Capital Group Ltd.                                                        114
      2,600  OdysseyRe Holdings Corp.                                                      117
        100  Platinum Underwriters Holdings Ltd.                                             3
      6,500  Reinsurance Group of America, Inc.                                            264
                                                                                    ----------
                                                                                           615
                                                                                    ----------
SPECIALIZED FINANCE (0.1%)
      3,400  CIT Group, Inc.                                                                11
      2,500  Encore Capital Group, Inc.*                                                    21
      4,400  Financial Federal Corp.                                                        85
      6,400  Interactive Brokers Group, Inc. "A"*                                          117
     21,100  MSCI, Inc. "A"*                                                               326
      3,800  Newstar Financial, Inc.*                                                       18
      1,700  NYSE Euronext                                                                  40
      1,900  PHH Corp.*                                                                     14
      2,800  Portfolio Recovery Associates, Inc.*                                           95
                                                                                    ----------
                                                                                           727
                                                                                    ----------
THRIFTS & MORTGAGE FINANCE (0.5%)
      4,100  Abington Bancorp, Inc.                                                         42
     34,800  Astoria Financial Corp.                                                       642
      3,100  Bank Mutual Corp.                                                              32
      3,200  BankFinancial Corp.                                                            35
      6,200  Beneficial Mutual Bancorp, Inc.*                                               73
      1,800  Berkshire Hills Bancorp, Inc.                                                  52
      1,500  Brookline Bancorp, Inc.                                                        17
        600  Brooklyn Federal Bancorp, Inc.                                                  8
      1,300  Centerline Holding Co.                                                          -
      2,200  City Bank                                                                      14
      1,300  Clifton Savings Bancorp, Inc.                                                  15
      1,700  Danvers Bancorp, Inc.                                                          22
      1,900  Dime Community Bancorp, Inc.                                                   26
      1,200  Doral Financial Corp.*                                                          9
      6,100  Downey Financial Corp.                                                          -
        900  Encore Bancshares, Inc.*                                                       13
      2,800  Essa Bancorp, Inc.                                                             38
     10,400  Fannie Mae                                                                     12
      1,600  Farmer Mac "C"                                                                  7
      4,300  First Busey Corp.                                                              74
      2,000  First Financial Holdings, Inc.                                                 44
      4,000  First Financial Northwest, Inc.                                                36
      5,400  First Niagara Financial Group, Inc.                                            84
      1,800  First Place Financial Corp.                                                     8
      4,500  FirstFed Financial Corp.*                                                      17
      9,900  Flagstar Bancorp, Inc.                                                          7
      4,000  Flushing Financial Corp.                                                       55
        900  Fox Chase Bancorp, Inc.*                                                       11
      8,500  Freddie Mac                                                                    10
      1,000  Home Federal Bancorp, Inc.                                                     10
    287,300  Hudson City Bancorp, Inc.                                                   4,801
     93,300  IndyMac Bancorp, Inc.*                                                          4
      1,900  Kearny Financial Corp.                                                         24
      1,000  Meridian Interstate Bancorp, Inc.*                                              9
      1,400  MGIC Investment Corp.                                                           4
        500  NASB Financial, Inc.                                                           15
     18,300  New York Community Bancorp, Inc.                                              239

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32 | USAA CORNERSTONE STRATEGY FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
     15,400  NewAlliance Bancshares, Inc.                                           $      212
      7,900  Northwest Bancorp, Inc.                                                       169
      1,600  OceanFirst Financial Corp.                                                     24
        600  Oritani Financial Corp.*                                                       10
      8,200  PMI Group, Inc.                                                                14
      6,700  Provident New York Bancorp                                                     81
      4,100  Radian Group, Inc.                                                             11
      1,400  Rockville Financial, Inc.                                                      19
      1,500  Roma Financial Corp.                                                           22
        560  Tree.com, Inc.*                                                                 1
      2,673  United Community Financial Corp.                                                5
      2,600  United Financial Bancorp, Inc.                                                 34
      1,700  ViewPoint Financial Group                                                      27
     20,500  Washington Mutual, Inc.                                                         1
      1,400  Waterstone Financial, Inc.*                                                     7
      5,600  Westfield Financial, Inc.                                                      58
      1,100  WSFS Financial Corp.                                                           48
                                                                                    ----------
                                                                                         7,252
                                                                                    ----------
             Total Financials                                                           72,603
                                                                                    ----------
HEALTH CARE (5.5%)
-----------------
BIOTECHNOLOGY (1.7%)
        100  Abraxis BioScience, Inc.*                                                       6
      3,200  Acadia Pharmaceuticals, Inc.*                                                   4
      6,549  Acorda Therapeutics, Inc.*                                                    119
        300  Alexion Pharmaceuticals, Inc.*                                                 10
     35,900  Alkermes, Inc.*                                                               265
      9,200  Allos Therapeutics, Inc.*                                                      66
     20,900  Alnylam Pharmaceuticals, Inc.*                                                381
      1,200  Altus Pharmaceuticals, Inc.*                                                    1
     87,000  Amgen, Inc.*                                                                4,832
        900  Amicus Therapeutics, Inc.*                                                      8
      7,000  Arena Pharmaceuticals, Inc.*                                                   27
      6,600  ARIAD Pharmaceuticals, Inc.*                                                    9
      4,000  ArQule, Inc.*                                                                  14
      4,500  Array BioPharma, Inc.*                                                         17
     40,700  Biogen Idec, Inc.*                                                          1,722
      7,600  BioMarin Pharmaceutical, Inc.*                                                129
      1,600  Celera Corp.*                                                                  16
     14,600  Cell Genesys, Inc.*                                                             4
      2,300  Celldex Therapeutics, Inc.*                                                    15
        400  Cephalon, Inc.*                                                                29
     40,000  Cepheid*                                                                      543
      2,800  Cougar Biotechnology, Inc.*                                                    68
     33,500  Cubist Pharmaceuticals, Inc.*                                                 823
     26,900  CV Therapeutics, Inc.*                                                        244
      6,400  Cytokinetics, Inc.*                                                            17
      3,100  Cytori Therapeutics, Inc.*                                                      7
     16,300  Dendreon Corp.*                                                                80
      5,200  Dyax Corp.*                                                                    14
     33,300  Emergent Biosolutions, Inc.*                                                  753
      3,100  Enzo Biochem, Inc.*                                                            16
      7,834  Enzon Pharmaceuticals, Inc.*                                                   38
     46,100  Genentech, Inc.*                                                            3,531
      4,200  Genomic Health, Inc.*                                                          78
     21,900  GenVec, Inc.*                                                                  10
     13,600  Geron Corp.*                                                                   48
     85,409  Gilead Sciences, Inc.*                                                      3,825
      2,900  GTx, Inc.*                                                                     43
      6,200  Halozyme Therapeutics, Inc.*                                                   23
      7,600  Human Genome Sciences, Inc.*                                                   13
      2,400  Idenix Pharmaceuticals, Inc.*                                                  14

================================================================================

                                                   PORTFOLIO OF INVESTMENTS | 33

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
      3,600  Idera Pharmaceuticals, Inc.*                                           $       25
      4,800  Immunogen, Inc.*                                                               18
     13,100  Immunomedics, Inc.*                                                            23
      7,000  Incyte Corp.*                                                                  23
      5,000  Indevus Pharmaceuticals, Inc.*                                                 13
      5,900  InterMune, Inc.*                                                               68
     19,200  Isis Pharmaceuticals, Inc.*                                                   220
      8,900  Ligand Pharmaceuticals, Inc. "B"*                                              18
      6,400  Luminex Corp.*                                                                141
      4,200  Marshall Edwards, Inc.*                                                         4
      2,200  Martek Biosciences Corp.                                                       61
      2,300  Maxygen, Inc.*                                                                 11
     12,600  Medarex, Inc.*                                                                 64
      2,600  Molecular Insight Pharmaceuticals, Inc.*                                        8
      4,600  Momenta Pharmaceuticals, Inc.*                                                 41
     42,900  Myriad Genetics, Inc.*                                                      2,543
      5,000  Nabi Biopharmaceuticals*                                                       20
      1,300  Nanosphere, Inc.*                                                               7
      3,600  Neurocrine Biosciences, Inc.*                                                  11
      5,700  Novavax, Inc.*                                                                 12
     13,500  NPS Pharmaceuticals, Inc.*                                                     83
      2,300  Omrix Biopharmaceuticals, Inc.*                                                57
        200  Onyx Pharmaceuticals, Inc.*                                                     6
      9,300  OPKO Health, Inc.*                                                             14
      1,800  Orexigen Therapeutics, Inc.*                                                   13
        100  OSI Pharmaceuticals, Inc.*                                                      4
      2,400  Osiris Therapeutics, Inc.*                                                     46
    285,100  PDL BioPharma, Inc.                                                         2,731
      2,800  Pharmasset, Inc.*                                                              46
      1,200  Poniard Pharmaceuticals, Inc.*                                                  4
      2,700  Progenics Pharmaceuticals, Inc.*                                               25
      1,000  Protalix BioTherapeutics, Inc.*                                                 1
      6,200  Regeneron Pharmaceuticals, Inc.*                                               96
      2,800  Repligen Corp.*                                                                11
      5,600  Rexahn Pharmaceuticals, Inc.*                                                   5
      6,482  Rigel Pharmaceuticals, Inc.*                                                   48
      6,900  Sangamo Biosciences, Inc.*                                                     17
      5,500  Savient Pharmaceuticals, Inc.*                                                 20
     10,200  Seattle Genetics, Inc.*                                                        88
      2,600  Synta Pharmaceuticals Corp.*                                                   14
      1,800  Targacept, Inc.*                                                                4
      6,600  Telik, Inc.*                                                                    1
      6,900  Theravance, Inc.*                                                              46
        100  United Therapeutics Corp.*                                                      5
        900  Vanda Pharmaceuticals, Inc.*                                                    1
     13,500  XOMA Ltd.*                                                                     13
      8,600  ZymoGenetics, Inc.*                                                            23
                                                                                    ----------
                                                                                        24,615
                                                                                    ----------
HEALTH CARE DISTRIBUTORS (0.1%)
      3,000  AmerisourceBergen Corp.                                                        94
      4,100  BMP Sunstone Corp.*                                                            25
      1,000  Chindex International, Inc.*                                                    6
     12,300  CryoLife, Inc.*                                                               112
      1,700  McKesson Corp.                                                                 59
      1,900  MWI Veterinary Supply, Inc.*                                                   47
     12,900  Owens & Minor, Inc.                                                           536

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34 | USAA CORNERSTONE STRATEGY FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
      2,400  PharMerica Corp.*                                                      $       40
        400  PSS World Medical, Inc.*                                                        7
                                                                                    ----------
                                                                                           926
                                                                                    ----------
HEALTH CARE EQUIPMENT (0.4%)
      3,885  Abaxis, Inc.*                                                                  52
      5,400  ABIOMED, Inc.*                                                                 76
     20,000  Advanced Medical Optics, Inc.*                                                116
      2,600  Alphatec Holdings, Inc.*                                                        5
        600  Analogic Corp.                                                                 23
      4,300  AngioDynamics, Inc.*                                                           51
      5,200  ArthroCare Corp.*                                                              68
      1,900  Baxter International, Inc.                                                    101
      1,000  Becton, Dickinson and Co.                                                      64
     18,500  Boston Scientific Corp.*                                                      114
        500  Cantel Medical Corp.*                                                           5
      3,200  Cardiac Science Corp.*                                                         21
      1,800  Clinical Data, Inc.*                                                           17
      6,200  Conceptus, Inc.*                                                               91
      4,800  CONMED Corp.*                                                                 113
      1,900  Covidien Ltd.                                                                  70
     43,600  Cyberonics, Inc.*                                                             599
      2,200  Datascope Corp.                                                               115
      2,700  DexCom, Inc.*                                                                   5
      3,300  Edwards Lifesciences Corp.*                                                   164
     43,800  ev3, Inc.*                                                                    219
        500  Exactech, Inc.*                                                                 9
        100  Fresenius Kabi Pharmaceuticals Holding, Inc.*                                   -
      2,400  Greatbatch, Inc.*                                                              61
      3,100  Hansen Medical, Inc.*                                                          29
      1,000  Hill-Rom Holdings, Inc.                                                        21
      1,500  Hospira, Inc.*                                                                 45
      2,200  I-Flow Corp.*                                                                   9
      1,900  Insulet Corp.*                                                                  9
        100  Integra Lifesciences Holdings Corp.*                                            3
      3,000  IRIS International, Inc.*                                                      38
      1,200  Kensey Nash Corp.*                                                             22
        100  Kinetic Concepts, Inc.*                                                         2
      8,400  Masimo Corp.*                                                                 229
      2,400  Medtronic, Inc.                                                                73
      7,300  Mentor Corp.                                                                  118
      3,000  Meridian Bioscience, Inc.                                                      72
      3,400  Micrus Endovascular Corp.*                                                     36
      3,900  Natus Medical, Inc.*                                                           50
      8,700  Nektar Therapeutics*                                                           41
      4,100  NxStage Medical, Inc.*                                                         10
     12,000  Orthovita, Inc.*                                                               40
      2,900  Palomar Medical Technologies, Inc.*                                            26
      4,700  Quidel Corp.*                                                                  64
        400  ResMed, Inc.*                                                                  15
      1,800  Sirona Dental Systems, Inc.*                                                   22
      2,000  Somanetics Corp.*                                                              35
      1,000  Sonic Innovations, Inc.*                                                        1
      2,800  SonoSite, Inc.*                                                                51
      3,300  Spectranetics Corp.*                                                            9
      4,400  Stereotaxis, Inc.*                                                             21
      6,000  Steris Corp.                                                                  166
      1,900  Stryker Corp.                                                                  74
      4,545  SurModics, Inc.*                                                              103
      2,800  Symmetry Medical, Inc.*                                                        25
      2,000  Synovis Life Technologies, Inc.*                                               29
     27,600  Thoratec Corp.*                                                               691
      4,300  TomoTherapy, Inc.*                                                             10
     39,800  Varian Medical Systems, Inc.*                                               1,606
      3,100  Vision-Sciences, Inc.*                                                          7
      1,100  VNUS Medical Technologies, Inc.*                                               17
      8,300  Volcano Corp.*                                                                135
        200  Zimmer Holdings, Inc.*                                                          7
      3,900  ZOLL Medical Corp.*                                                            69
                                                                                    ----------
                                                                                         6,189
                                                                                    ----------
HEALTH CARE FACILITIES (0.1%)
      6,500  AmSurg Corp. "A"*                                                             130
      5,300  Assisted Living Concepts, Inc. "A"*                                            25

================================================================================

                                                   PORTFOLIO OF INVESTMENTS | 35

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
      2,200  Capital Senior Living Corp.*                                           $        6
      1,500  Community Health Systems, Inc.*                                                20
        900  Emeritus Corp.*                                                                 6
        800  Ensign Group, Inc.                                                             12
      3,100  Five Star Quality Care, Inc.*                                                   4
      1,700  Hanger Orthopedic Group, Inc.*                                                 27
      5,100  Health Management Associates, Inc. "A"*                                         7
     13,700  HealthSouth Corp.*                                                            135
     52,600  Kindred Healthcare, Inc.*                                                     564
     11,000  LifePoint Hospitals, Inc.*                                                    221
      2,555  MedCath Corp.*                                                                 19
      4,900  National Healthcare Corp.                                                     222
      2,600  Odyssey Healthcare, Inc.*                                                      21
      1,400  RehabCare Group, Inc.*                                                         20
      1,100  Skilled Healthcare Group, Inc. "A"*                                            12
      8,000  Stewart Enterprises, Inc. "A"                                                  26
      7,600  Sun Healthcare Group, Inc.*                                                    76
     12,400  Sunrise Senior Living, Inc.*                                                    9
      9,700  Tenet Healthcare Corp.*                                                        12
      1,900  U.S. Physical Therapy, Inc.*                                                   23
      6,000  Universal Health Services, Inc. "B"                                           223
        100  VCA Antech, Inc.*                                                               2
                                                                                    ----------
                                                                                         1,822
                                                                                    ----------
HEALTH CARE SERVICES (0.3%)
      1,138  Air Methods Corp.*                                                             18
      1,200  Almost Family, Inc.*                                                           53
        100  Amedisys, Inc.*                                                                 4
     10,800  AMN Healthcare Services, Inc.*                                                 96
      3,900  athenahealth, Inc.*                                                           107
      1,800  Bio-Reference Laboratories, Inc.*                                              40
        400  Cardionet, Inc.*                                                                8
     17,600  Catalyst Health Solutions, Inc.*                                              396
        100  Chemed Corp.                                                                    4
      1,500  CorVel Corp.*                                                                  33
      3,900  Cross Country Healthcare, Inc.*                                                34
        200  Emergency Medical Services Corp. "A"*                                           7
     33,500  Express Scripts, Inc.*                                                      1,927
        200  Genoptix, Inc.*                                                                 6
      4,400  Gentiva Health Services, Inc.*                                                111
      3,918  HMS Holdings Corp.*                                                           116
      3,400  Hythiam, Inc.*                                                                  3
        600  IPC The Hospitalist Co., Inc.*                                                 10
      1,700  Landauer, Inc.                                                                 98
      1,300  LHC Group, Inc.*                                                               43
     15,900  Lincare Holdings, Inc.*                                                       380
      2,121  Medco Health Solutions, Inc.*                                                  89
        300  National Research Corp.                                                         8
      2,200  Nighthawk Radiology Holdings, Inc.*                                             6
        100  Pediatrix Medical Group, Inc.*                                                  3
      1,300  Providence Service Corp.*                                                       2
      2,000  Quest Diagnostics, Inc.                                                        93
      4,100  ResCare, Inc.*                                                                 54
      1,100  Virtual Radiologic Corp.*                                                       8
                                                                                    ----------
                                                                                         3,757
                                                                                    ----------
HEALTH CARE SUPPLIES (0.1%)
        200  Atrion Corp.                                                                   19
      1,500  Cynosure, Inc. "A"*                                                            14
      4,500  Haemonetics Corp.*                                                            257
        500  ICU Medical, Inc.*                                                             15
        400  Immucor Corp.*                                                                 10
     10,100  Invacare Corp.                                                                149

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36 | USAA CORNERSTONE STRATEGY FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
      2,300  Medical Action Industries, Inc.*                                       $       20
      4,700  Merit Medical Systems, Inc.*                                                   68
      2,600  Neogen Corp.*                                                                  59
      4,000  OraSure Technologies, Inc.*                                                    14
      5,100  RTI Biologics, Inc.*                                                           14
      2,200  TranS1, Inc.*                                                                  16
        800  West Pharmaceutical Services, Inc.                                             29
                                                                                    ----------
                                                                                           684
                                                                                    ----------
HEALTH CARE TECHNOLOGY (0.1%)
     29,900  Cerner Corp.*                                                               1,076
      1,500  Computer Programs and Systems, Inc.                                            42
     25,100  Eclipsys Corp.*                                                               329
     33,800  HLTH Corp.*                                                                   317
     16,000  IMS Health, Inc.                                                              210
      1,800  MedAssets, Inc.*                                                               23
      5,700  Omnicell, Inc.*                                                                64
      2,800  Vital Images, Inc.*                                                            33
                                                                                    ----------
                                                                                         2,094
                                                                                    ----------
LIFE SCIENCES TOOLS & SERVICES (0.4%)
      2,400  Accelrys, Inc.*                                                                 9
      3,500  Accuray, Inc.*                                                                 18
      6,900  Affymetrix, Inc.*                                                              19
      1,900  Albany Molecular Research, Inc.*                                               18
        500  AMAG Pharmaceuticals, Inc.*                                                    17
     10,500  Arrowhead Research Corp.*                                                      14
      1,500  Bio-Rad Laboratories, Inc. "A"*                                               111
      4,800  Bruker Corp.*                                                                  23
      4,800  Caliper Life Sciences, Inc.*                                                    5
      2,900  Cambrex Corp.*                                                                 10
      8,700  Charles River Laboratories International, Inc.*                               198
     26,700  Covance, Inc.*                                                              1,043
      2,300  Dionex Corp.*                                                                 118
      4,100  eResearch Technology, Inc.*                                                    23
     11,700  Exelixis, Inc.*                                                                36
        400  Illumina, Inc.*                                                                 9
      2,200  Kendle International, Inc.*                                                    45
      1,300  Life Sciences Research, Inc.*                                                  13
     71,904  Life Technologies Corp.*                                                    1,877
      4,000  Medivation, Inc.*                                                              60
      6,800  Parexel International Corp.*                                                   57
      4,900  Pharmaceutical Product Development, Inc.                                      129
      1,956  PharmaNet Development Group, Inc.*                                              2
     35,700  Sequenom, Inc.*                                                               597
      2,200  Thermo Fisher Scientific, Inc.*                                                78
      2,000  Varian, Inc.*                                                                  73
     25,400  Waters Corp.*                                                               1,047
                                                                                    ----------
                                                                                         5,649
                                                                                    ----------
MANAGED HEALTH CARE (0.3%)
     80,200  Aetna, Inc.                                                                 1,750
      9,100  AMERIGROUP Corp.*                                                             223
     16,900  Centene Corp.*                                                                313
     84,900  CIGNA Corp.                                                                 1,028
     12,300  Humana, Inc.*                                                                 372
      3,100  Magellan Health Services, Inc.*                                               102
      1,800  Molina Healthcare, Inc.*                                                       43
      1,400  Triple-S Management Corp. "B"*                                                 15
      3,400  UnitedHealth Group, Inc.                                                       71
      5,000  Universal American Financial Corp.*                                            50
      3,300  WellCare Health Plans, Inc.*                                                   29
        500  WellPoint, Inc.*                                                               18
                                                                                    ----------
                                                                                         4,014
                                                                                    ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS | 37

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
PHARMACEUTICALS (2.0%)
      2,000  Abbott Laboratories                                                    $      105
      1,400  Acura Pharmaceuticals, Inc.*                                                   11
      4,300  Adolor Corp.*                                                                   8
      2,400  Alexza Pharmaceuticals, Inc.*                                                   4
      1,900  Allergan, Inc.                                                                 72
        800  Alpharma, Inc.*                                                                29
        900  Ardea Biosciences, Inc.*                                                        8
      8,600  Barr Pharmaceuticals, Inc.*                                                   562
      1,100  Biodel, Inc.*                                                                   3
      2,100  BioForm Medical, Inc.*                                                          3
      2,735  Biomimetic Therapeutics, Inc.*                                                 23
    265,225  Bristol-Myers Squibb Co.                                                    5,490
      3,400  Cadence Pharmaceuticals, Inc.*                                                 23
        800  Caraco Pharmaceutical Laboratories, Ltd.*                                       3
      6,600  Cypress Bioscience, Inc.*                                                      35
      4,900  DepoMed, Inc.*                                                                  8
     33,000  Discovery Laboratories, Inc.*                                                  33
      7,800  Durect Corp.*                                                                  33
    152,668  Eli Lilly and Co.                                                           5,214
     16,600  Endo Pharmaceuticals Holdings, Inc.*                                          365
     95,600  Forest Laboratories, Inc.*                                                  2,312
      3,800  Inspire Phamaceutical, Inc.*                                                   14
      7,200  Javelin Pharmaceuticals, Inc.*                                                  6
      1,300  Jazz Pharmaceuticals, Inc.*                                                     2
     70,300  Johnson & Johnson                                                           4,118
     37,000  King Pharmaceuticals, Inc.*                                                   355
        700  MAP Pharmaceuticals, Inc.*                                                      3
     30,600  Medicines Co.*                                                                394
     75,400  Medicis Pharmaceutical Corp. "A"                                              922
      6,018  Merck & Co., Inc.                                                             161
      6,800  MiddleBrook Pharmaceuticals, Inc.*                                              9
      4,100  Mylan, Inc.*                                                                   39
      2,100  Noven Pharmaceuticals, Inc.*                                                   24
      2,600  Optimer Pharmaceuticals, Inc.*                                                 21
      6,100  Pain Therapeutics, Inc.*                                                       53
      3,587  Par Pharmaceutical Companies, Inc.*                                            42
     21,100  Perrigo Co.                                                                   726
    262,800  Pfizer, Inc.                                                                4,318
      4,400  Pozen, Inc.*                                                                   30
      2,300  Questcor Pharmaceuticals, Inc.*                                                20
      6,700  Salix Pharmaceuticals Ltd.*                                                    54
      4,800  Santarus, Inc.*                                                                11
     12,100  Sepracor, Inc.*                                                               142
      1,700  Sucampo Pharmaceuticals, Inc. "A"*                                             10
      7,200  SuperGen, Inc.*                                                                13
     39,300  Valeant Pharmaceuticals International*                                        765
      6,200  Viropharma, Inc.*                                                              70
      6,500  VIVUS, Inc.*                                                                   39
     72,200  Watson Pharmaceuticals, Inc.*                                               1,715
        100  Xenoport, Inc.*                                                                 3
                                                                                    ----------
                                                                                        28,423
                                                                                    ----------
             Total Health Care                                                          78,173
                                                                                    ----------
INDUSTRIALS (3.7%)
-----------------
AEROSPACE & DEFENSE (0.9%)
        800  AeroVironment, Inc.*                                                           26
      2,300  Alliant Techsystems, Inc.*                                                    189
      1,400  American Science and Engineering, Inc.                                        106

================================================================================

38 | USAA CORNERSTONE STRATEGY FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
      1,000  Applied Energetics, Inc.*                                              $        -
      2,000  Applied Signal Technology, Inc.                                                31
      2,500  Argon ST, Inc.*                                                                49
      1,400  Ascent Solar Technologies, Inc.*                                                5
      1,700  BE Aerospace, Inc.*                                                            14
      3,000  Boeing Co.                                                                    128
        100  Ceradyne, Inc.*                                                                 3
      1,900  Cubic Corp.                                                                    50
      8,900  Curtiss-Wright Corp.                                                          297
        900  Ducommun, Inc.                                                                 15
        200  DynCorp International, Inc. "A"*                                                3
      2,200  GenCorp, Inc.*                                                                  6
     32,200  General Dynamics Corp.                                                      1,664
     34,900  Goodrich Corp.                                                              1,174
      3,167  HEICO Corp.                                                                   102
      2,300  Herley Industries, Inc.*                                                       28
     25,500  Hexcel Corp.*                                                                 191
     30,100  Honeywell International, Inc.                                                 839
      4,100  Kaman Corp.                                                                    97
      1,000  Ladish Co., Inc.*                                                              17
      1,400  LMI Aerospace, Inc.*                                                           15
        400  Lockheed Martin Corp.                                                          31
      2,300  Northrop Grumman Corp.                                                         94
     15,700  Orbital Sciences Corp.*                                                       270
     59,400  Raytheon Co.                                                                2,899
        300  Rockwell Collins, Inc.                                                         10
        100  Stanley, Inc.*                                                                  3
      6,000  TASER International, Inc.*                                                     26
        100  Teledyne Technologies, Inc.*                                                    4
      3,200  TransDigm Group, Inc.*                                                        114
     77,000  United Technologies Corp.                                                   3,737
                                                                                    ----------
                                                                                        12,237
                                                                                    ----------
AIR FREIGHT & LOGISTICS (0.0%)
      2,000  Atlas Air Worldwide Holdings, Inc.*                                            31
      1,500  Dynamex, Inc.*                                                                 27
        200  Forward Air Corp.                                                               5
      1,400  Hub Group, Inc. "A"*                                                           37
     24,300  Pacer International, Inc.                                                     235
      1,300  Park-Ohio Holdings Corp.*                                                       6
      1,200  United Parcel Service, Inc. "B"                                                69
                                                                                    ----------
                                                                                           410
                                                                                    ----------
AIRLINES (0.1%)
     11,500  AirTran Holdings, Inc.*                                                        39
        100  Alaska Air Group, Inc.*                                                         2
      1,600  AMR Corp.*                                                                     14
      4,300  Continental Airlines, Inc. "B"*                                                63
        300  Copa Holdings S.A. "A"                                                          7
     23,000  Delta Air Lines, Inc.*                                                        203
      3,800  Hawaiian Holdings, Inc.*                                                       17
     68,600  JetBlue Airways Corp.*                                                        360
        200  SkyWest, Inc.                                                                   3
     24,000  Southwest Airlines Co.                                                        208
        300  UAL Corp.                                                                       3
     31,100  US Airways Group, Inc.*                                                       185
                                                                                    ----------
                                                                                         1,104
                                                                                    ----------
BUILDING PRODUCTS (0.1%)
      2,200  AAON, Inc.                                                                     42
      1,700  American Woodmark Corp.                                                        28
        100  Ameron International Corp.                                                      5
      5,700  Apogee Enterprises, Inc.                                                       44
        100  Armstrong World Industries, Inc.                                                2
      3,100  Builders FirstSource, Inc.*                                                     4
     42,300  Griffon Corp.*                                                                338
      3,300  Insteel Industries, Inc.                                                       32
      3,500  Quanex Building Products Corp.                                                 32

================================================================================

                                                   PORTFOLIO OF INVESTMENTS | 39

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
      6,100  Simpson Manufacturing Co., Inc.                                        $      159
     24,600  Trex Co., Inc.*                                                               334
      1,600  USG Corp.*                                                                     15
                                                                                    ----------
                                                                                         1,035
                                                                                    ----------
COMMERCIAL PRINTING (0.0%)
      1,500  Bowne & Co., Inc.                                                               5
      4,600  Cenveo, Inc.*                                                                  17
        900  Consolidated Graphics, Inc.*                                                   13
     44,100  Deluxe Corp.                                                                  464
      3,000  Ennis, Inc.                                                                    31
      2,500  InnerWorkings, Inc.*                                                           14
      1,800  Multi-Color Corp.                                                              24
      2,100  R.R. Donnelley & Sons Co.                                                      27
                                                                                    ----------
                                                                                           595
                                                                                    ----------
CONSTRUCTION & ENGINEERING (0.2%)
      1,400  Baker Michael Corp.*                                                           46
      3,400  EMCOR Group, Inc.*                                                             54
     11,700  Fluor Corp.                                                                   533
     58,100  Foster Wheeler Ltd.*                                                        1,293
      3,300  Furmanite Corp.*                                                               18
        100  Granite Construction, Inc.                                                      4
      3,800  Great Lakes Dredge & Dock Corp.                                                10
      5,200  Insituform Technologies, Inc. "A"*                                             84
      1,400  Integrated Electrical Services, Inc.*                                           9
        500  Jacobs Engineering Group, Inc.*                                                22
      3,200  KBR, Inc.                                                                      44
     52,100  MasTec, Inc.*                                                                 334
      1,700  Northwest Pipe Co.*                                                            49
      2,000  Orion Marine Group, Inc.*                                                      15
        100  Perini Corp.*                                                                   2
      3,000  Pike Electric Corp.*                                                           36
     27,100  Shaw Group, Inc.*                                                             499
      2,100  Sterling Construction Co., Inc.*                                               35
                                                                                    ----------
                                                                                         3,087
                                                                                    ----------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.1%)
      5,700  Accuride Corp.*                                                                 1
     27,400  AGCO Corp.*                                                                   675
      6,300  Blount International, Inc.*                                                    57
      7,300  Bucyrus International, Inc.                                                   142
      1,900  Caterpillar, Inc.                                                              78
      2,100  Commercial Vehicle Group, Inc.*                                                 2
      6,068  Cummins, Inc.                                                                 155
        400  Deere & Co.                                                                    14
     73,200  Federal Signal Corp.                                                          514
      6,500  Force Protection, Inc.*                                                        26
      1,300  Greenbrier Companies, Inc.                                                     10
      7,900  Joy Global, Inc.                                                              184
      2,100  Lindsay Corp.                                                                  82
      7,100  Manitowoc Co., Inc.                                                            56
        700  Oshkosh Corp.                                                                   5
        200  Titan International, Inc.                                                       2
        700  Titan Machinery, Inc.*                                                          8
      3,400  Trinity Industries, Inc.                                                       50
      1,500  Twin Disc, Inc.                                                                10
      1,400  Wabash National Corp.                                                           7
      2,300  Westinghouse Air Brake Technologies Corp.                                      89
                                                                                    ----------
                                                                                         2,167
                                                                                    ----------
DIVERSIFIED SUPPORT SERVICES (0.0%)
        300  Mobile Mini, Inc.*                                                              4
      1,500  PRG-Schultz International, Inc.*                                                7
      3,900  Viad Corp.                                                                    104
                                                                                    ----------
                                                                                           115
                                                                                    ----------
ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
      3,400  Acuity Brands, Inc.                                                            92
      8,300  Advanced Battery Technology, Inc.*                                             17
      3,500  Akeena Solar, Inc.*                                                             7
      9,800  American Superconductor Corp.*                                                128
      1,800  Baldor Electric Co.                                                            30

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40  | USAA CORNERSTONE STRATEGY FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
      4,200  Belden, Inc.                                                           $       73
      4,800  China BAK Battery, Inc.*                                                       12
      1,400  Coleman Cable, Inc.*                                                            7
      2,200  Emerson Electric Co.                                                           79
      3,000  Encore Wire Corp.                                                              51
      1,300  Energy Conversion Devices, Inc.*                                               36
     10,800  EnerSys*                                                                       92
     19,000  Evergreen Solar, Inc.*                                                         52
         72  First Solar, Inc.*                                                              9
      6,200  FuelCell Energy, Inc.*                                                         27
      4,100  Fushi Copperweld, Inc.*                                                        16
     30,400  GrafTech International Ltd.*                                                  203
      5,000  GT Solar International, Inc.*                                                  18
      1,200  Harbin Electric, Inc.*                                                         10
        900  Hubbell, Inc. "B"                                                              27
      2,300  La Barge, Inc.*                                                                29
      5,400  Medis Technologies Ltd.*                                                        4
     11,300  Microvision, Inc.*                                                             14
      1,900  Orion Energy Systems, Inc.*                                                     7
      1,500  Polypore International, Inc.*                                                   7
      1,300  Powell Industries, Inc.*                                                       31
        400  Preformed Line Products Co.                                                    16
        100  Regal-Beloit Corp.                                                              3
        500  SunPower Corp. "A"*                                                            17
      1,782  SunPower Corp. "B"*                                                            46
     14,100  Tecumseh Products Co. "A"*                                                    167
      2,400  Ultralife Corp.*                                                               24
      1,800  Vicor Corp.                                                                    10
      6,900  Woodward Governor Co.                                                         147
                                                                                    ----------
                                                                                         1,508
                                                                                    ----------
ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
     16,986  ABM Industries, Inc.                                                          287
      1,800  Clean Harbors, Inc.*                                                          114
      3,200  Energy Solutions, Inc.                                                         15
      3,900  Fuel Tech, Inc.*                                                               34
        500  Layne Christensen Co.*                                                         11
     15,400  Republic Services, Inc.                                                       370
      1,100  Rollins, Inc.                                                                  19
      1,500  Standard Packaging Corp.*                                                      30
      2,869  Team, Inc.*                                                                    81
      3,100  Tetra Tech, Inc.*                                                              62
      6,600  Waste Connections, Inc.*                                                      186
     21,300  Waste Management, Inc.                                                        622
      1,600  Waste Services, Inc.*                                                          10
                                                                                    ----------
                                                                                         1,841
                                                                                    ----------
HEAVY ELECTRICAL EQUIPMENT (0.0%)
        300  AZZ, Inc.*                                                                      7
     27,300  Capstone Turbine Corp.*                                                        24
      6,700  Comverge, Inc.*                                                                27
      1,700  PowerSecure International, Inc.*                                                8
                                                                                    ----------
                                                                                            66
                                                                                    ----------
HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)
        700  Administaff, Inc.                                                              12
      1,000  CDI Corp.                                                                      10
      1,400  COMSYS IT Partners, Inc.*                                                       5
      1,400  Heidrick & Struggles International, Inc.                                       29
      2,400  Hudson Highland Group, Inc.*                                                    8
      2,100  Kforce, Inc.*                                                                  14
      4,800  Korn/Ferry International*                                                      59
      5,800  On Assignment, Inc.*                                                           33
      2,500  Robert Half International, Inc.                                                52
      5,760  Spherion Corp.*                                                                13
      3,900  TrueBlue, Inc.*                                                                29
      1,100  Volt Information Sciences, Inc.*                                                7
                                                                                    ----------
                                                                                           271
                                                                                    ----------
INDUSTRIAL CONGLOMERATES (0.3%)
     21,918  3M Co.                                                                      1,467
    141,400  General Electric Co.                                                        2,428
      1,600  Lydall, Inc.*                                                                   8

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  41

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
      2,600  McDermott International, Inc.*                                         $       25
      3,000  Raven Industries, Inc.                                                         77
      7,300  Standex International Corp.                                                   154
        100  Textron, Inc.                                                                   2
      5,100  Tredegar Corp.                                                                 80
      3,200  Tyco International Ltd.                                                        67
        500  Walter Industries, Inc.                                                         9
                                                                                    ----------
                                                                                         4,317
                                                                                    ----------
INDUSTRIAL MACHINERY (0.4%)
      3,400  3D Systems Corp.*                                                              25
      1,800  Actuant Corp. "A"                                                              32
      9,600  Albany International Corp. "A"                                                148
      4,900  Altra Holdings, Inc.*                                                          38
        600  Ampco-Pittsburgh Corp.                                                         10
      1,600  Axsys Technologies, Inc.*                                                     112
      1,381  Badger Meter, Inc.                                                             43
      1,800  Barnes Group, Inc.                                                             24
     51,600  Briggs & Stratton Corp.                                                       727
      1,200  Chart Industries, Inc.*                                                        11
      2,200  China Fire & Security Group, Inc.*                                             15
      3,400  CIRCOR International, Inc.                                                     74
      1,400  CLARCOR, Inc.                                                                  45
     24,700  Colfax Corp.*                                                                 236
      1,400  Columbus McKinnon Corp.*                                                       16
     20,200  Crane Co.                                                                     299
        300  Donaldson Co., Inc.                                                            10
        100  Dynamic Materials Corp.                                                         2
      3,600  EnPro Industries, Inc.*                                                        67
        100  ESCO Technologies, Inc.*                                                        3
      2,700  Flanders Corp.*                                                                15
      3,600  Flow International Corp.*                                                       8
     15,000  Flowserve Corp.                                                               755
      8,700  Gardner Denver, Inc.*                                                         215
     11,300  Gorman-Rupp Co.                                                               312
     48,200  Harsco Corp.                                                                1,212
      1,100  Hurco Companies, Inc.*                                                         18
      1,200  IDEX Corp.                                                                     28
      2,400  Illinois Tool Works, Inc.                                                      82
        328  Ingersoll-Rand Co. Ltd. "A"                                                     5
        550  John Bean Technologies Corp.                                                    5
        400  K-Tron International, Inc.*                                                    29
      2,600  Kadant, Inc.*                                                                  39
        200  Kaydon Corp.                                                                    6
      5,900  Kennametal, Inc.                                                              110
      1,100  Key Technology, Inc.*                                                          17
        100  L.B. Foster Co. "A"*                                                            3
      3,900  Lincoln Electric Holdings, Inc.                                               178
        600  Met-Pro Corp.                                                                   7
      2,400  Middleby Corp.*                                                                78
        100  Mueller Industries, Inc.                                                        2
     18,600  Mueller Water Products, Inc. "A"                                              115
      1,600  NN, Inc.                                                                        2
      3,900  Nordson Corp.                                                                 127
        600  Omega Flex, Inc.                                                               15
      3,200  Pentair, Inc.                                                                  80
      4,000  PMFG, Inc.*                                                                    32
      3,800  RBC Bearings, Inc.*                                                            86
      6,600  Robbins & Myers, Inc.                                                         149
      2,081  Sun Hydraulics Corp.                                                           32
      2,100  Thermadyne Holdings Corp.*                                                     14
      3,500  Timken Co.                                                                     51
      1,300  TriMas Corp.*                                                                   2
      3,600  Turbochef Technologies, Inc.*                                                  14
      5,300  Watts Water Technologies, Inc. "A"                                            119
                                                                                    ----------
                                                                                         5,899
                                                                                    ----------
MARINE (0.1%)
      3,400  American Commercial Lines, Inc.*                                               15
        101  Genco Shipping & Trading Ltd.                                                   1
      3,200  Horizon Lines, Inc. "A"                                                        13

================================================================================

42  | USAA CORNERSTONE STRATEGY FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
        600  International Shipholding Corp.                                        $       13
     33,900  Kirby Corp.*                                                                  862
        100  TBS International Ltd. "A"*                                                     1
      2,600  Ultrapetrol Bahamas Ltd.*                                                      10
                                                                                    ----------
                                                                                           915
                                                                                    ----------
MARINE PORTS & SERVICES (0.0%)
      1,500  CAI International, Inc.*                                                        7
                                                                                    ----------
OFFICE SERVICES & SUPPLIES (0.1%)
      5,700  ACCO Brands Corp.*                                                              5
        300  American Reprographics Co.*                                                     2
     39,300  Brady Corp. "A"                                                               812
      2,900  Herman Miller, Inc.                                                            43
     13,200  HNI Corp.                                                                     176
        800  ICT Group, Inc.*                                                                3
      1,200  Knoll, Inc.                                                                    13
        100  Mine Safety Appliances Co.                                                      2
      8,600  Pitney Bowes, Inc.                                                            212
        900  Standard Register Co.                                                           5
      5,200  Steelcase, Inc. "A"                                                            34
        400  United Stationers, Inc.*                                                       13
                                                                                    ----------
                                                                                         1,320
                                                                                    ----------
RAILROADS (0.7%)
     34,600  Burlington Northern Santa Fe Corp.                                          2,651
      1,600  CSX Corp.                                                                      60
      4,800  Genesee & Wyoming, Inc. "A"*                                                  146
     63,100  Norfolk Southern Corp.                                                      3,121
     73,500  Union Pacific Corp.                                                         3,678
                                                                                    ----------
                                                                                         9,656
                                                                                    ----------
RESEARCH & CONSULTING SERVICES (0.1%)
      2,000  CBIZ, Inc.*                                                                    16
      1,300  China Direct, Inc.*                                                             2
      3,408  CoStar Group, Inc.*                                                           111
      2,000  CRA International, Inc.*                                                       58
      1,900  Duff & Phelps Corp. "A"*                                                       22
      2,600  Exponent, Inc.*                                                                80
      1,500  FTI Consulting, Inc.*                                                          82
     51,300  Hill International, Inc.*                                                     282
        100  Huron Consulting Group, Inc.*                                                   5
        100  ICF International, Inc.*                                                        2
      2,600  LECG Corp.*                                                                    14
        100  Navigant Consulting, Inc.*                                                      2
     10,100  Odyssey Marine Exploration, Inc.*                                              33
      1,100  Schawk, Inc.                                                                   15
        700  VSE Corp.                                                                      24
        900  Watson Wyatt Worldwide, Inc. "A"                                               36
                                                                                    ----------
                                                                                           784
                                                                                    ----------
SECURITY & ALARM SERVICES (0.1%)
     36,300  Brink's Co.                                                                   790
      1,800  Cornell Companies, Inc.*                                                       43
        100  GEO Group, Inc.*                                                                2
      1,300  GeoEye, Inc.*                                                                  26
      1,000  Protection One, Inc.*                                                           6
                                                                                    ----------
                                                                                           867
                                                                                    ----------
TRADING COMPANIES & DISTRIBUTORS (0.1%)
      4,000  Aceto Corp.                                                                    35
      4,000  Applied Industrial Technologies, Inc.                                          76
     25,600  Beacon Roofing Supply, Inc.*                                                  303
      1,200  DXP Enterprises, Inc.*                                                         16
      3,800  Electro Rent Corp.                                                             42
        300  Fastenal Co.                                                                   11
      7,700  GATX Corp.                                                                    217
      3,032  H&E Equipment Services, Inc.*                                                  20
      1,400  Houston Wire & Cable Co.                                                       11
      3,000  Interline Brands, Inc.*                                                        28
        400  Lawson Products, Inc.                                                           9
      3,900  MSC Industrial Direct Co., Inc. "A"                                           135
        600  RSC Holdings, Inc.*                                                             5
      6,300  Rush Enterprises, Inc. "A"*                                                    55

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  43

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
      9,200  TAL International Group, Inc.                                          $      104
      1,000  Textainer Group Holding Ltd.                                                   10
      1,700  United Rentals, Inc.*                                                          14
        200  Watsco, Inc.                                                                    8
                                                                                    ----------
                                                                                         1,099
                                                                                    ----------
TRUCKING (0.2%)
      3,000  AMERCO*                                                                       111
      5,100  Avis Budget Group, Inc.*                                                        4
      3,700  Celadon Group, Inc.*                                                           29
      5,800  Dollar Thrifty Automotive Group, Inc.*                                          7
     58,300  HeartLand Express, Inc.                                                       900
      3,300  Hertz Global Holdings, Inc.*                                                   12
     18,800  Knight Transportation, Inc.                                                   296
      3,300  Marten Transport Ltd.*                                                         62
      3,800  Old Dominion Freight Line, Inc.*                                               90
        300  Patriot Transportation Holding, Inc.*                                          21
      2,300  Saia, Inc.*                                                                    20
      1,100  Universal Truckload Services, Inc.*                                            20
     73,700  Werner Enterprises, Inc.                                                    1,281
      2,800  YRC Worldwide, Inc.*                                                           11
                                                                                    ----------
                                                                                         2,864
                                                                                    ----------
             Total Industrials                                                          52,164
                                                                                    ----------
INFORMATION TECHNOLOGY (6.0%)
-----------------------------
APPLICATION SOFTWARE (0.4%)
        200  ACI Worldwide, Inc.*                                                            3
      6,300  Actuate Corp.*                                                                 17
        900  Advent Software, Inc.*                                                         20
      2,200  American Software, Inc.                                                         9
      2,920  ANSYS, Inc.*                                                                   84
     59,900  Autodesk, Inc.*                                                               994
      3,200  Blackbaud, Inc.                                                                40
      3,800  Bottomline Technologies, Inc.*                                                 26
      5,200  Cadence Design Systems, Inc.*                                                  20
      2,900  Callidus Software, Inc.*                                                        6
     51,900  Compuware Corp.*                                                              330
      6,200  Concur Technologies, Inc.*                                                    170
      1,000  Deltek, Inc.*                                                                   5
        627  Digimarc Corp.*                                                                 6
        900  Ebix, Inc.*                                                                    23
      6,100  Entrust, Inc.*                                                                  9
     10,300  Epicor Software Corp.*                                                         42
      7,200  Epiq Systems, Inc.*                                                           117
        600  FactSet Research Systems, Inc.                                                 24
      2,400  Gerber Scientific, Inc.*                                                        6
        900  Guidance Software, Inc.*                                                        3
      2,400  Henry Jack & Associates, Inc.                                                  44
        100  Imation Corp.                                                                   1
     18,700  Informatica Corp.*                                                            260
      2,400  Interactive Intelligence, Inc.*                                                18
      2,681  JDA Software Group, Inc.*                                                      35
      2,100  Kenexa Corp.*                                                                  13
     64,300  Lawson Software Americas, Inc.*                                               252
      4,600  Magma Design Automation, Inc.*                                                  8
      2,900  Manhattan Associates, Inc.*                                                    44
        600  MicroStrategy, Inc. "A"*                                                       21
      1,300  Monotype Imaging Holdings, Inc.*                                                7
      4,800  MSC Software Corp.*                                                            36
      5,100  NetScout Systems, Inc.*                                                        40
      3,600  Nuance Communications, Inc.*                                                   33
      8,600  OpenTV Corp. "A"*                                                              10
      2,100  Opnet Technologies, Inc.*                                                      23
      9,200  Parametric Technology Corp.*                                                  106

================================================================================

44  | USAA CORNERSTONE STRATEGY FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
      2,300  PROS Holdings, Inc.*                                                   $       11
      1,300  QAD, Inc.                                                                       5
     59,300  Quest Software, Inc.*                                                         792
        800  salesforce.com, Inc.*                                                          23
      5,000  Smith Micro Software, Inc.*                                                    26
     12,400  Solera Holdings, Inc.*                                                        243
      2,200  Sonic Solutions, Inc.*                                                          3
      3,336  SPSS, Inc.*                                                                    81
      2,400  SuccessFactors, Inc.*                                                          15
      1,100  Synchronoss Technologies, Inc.*                                                 8
      7,500  Synopsys, Inc.*                                                               120
      4,102  Taleo Corp. "A"*                                                               26
     17,900  TIBCO Software, Inc.*                                                          87
     45,900  Tyler Technologies, Inc.*                                                     580
      3,966  Ultimate Software Group, Inc.*                                                 61
      1,400  Unica Corp.*                                                                    5
                                                                                    ----------
                                                                                         4,991
                                                                                    ----------
COMMUNICATIONS EQUIPMENT (0.4%)
     21,500  3Com Corp.*                                                                    43
      2,600  Acme Packet, Inc.*                                                             10
     10,900  Adaptec, Inc.*                                                                 31
        400  ADC Telecommunications, Inc.*                                                   3
        400  ADTRAN, Inc.                                                                    6
      2,300  Airvana, Inc.*                                                                 11
     50,754  Arris Group, Inc.*                                                            365
      3,100  Aruba Networks, Inc.*                                                           7
      1,900  Audiovox Corp. "A"*                                                            11
        300  Avanex Corp.*                                                                  --
      2,100  Bel Fuse, Inc. "B"                                                             41
      2,300  Black Box Corp.                                                                56
        100  Blue Coat Systems, Inc.*                                                        1
     11,600  Bookham, Inc.*                                                                  5
     17,400  Ciena Corp.*                                                                  129
     83,700  Cisco Systems, Inc.*                                                        1,384
        600  Clearwire Corp. "A"*                                                            4
      2,400  Cogo Group, Inc.*                                                               8
     25,700  Corning, Inc.                                                                 232
     26,600  Dycom Industries, Inc.*                                                       158
      5,700  Echelon Corp.*                                                                 36
      2,500  EMS Technologies, Inc.*                                                        61
      9,400  Extreme Networks, Inc.*                                                        20
     13,776  Finisar Corp.*                                                                  6
        100  Foundry Networks, Inc.*                                                         2
      2,000  Globecomm Systems, Inc.*                                                       10
     50,000  Harmonic, Inc.*                                                               257
      4,200  Harris Stratex Networks, Inc. "A"*                                             21
      3,700  Infinera Corp.*                                                                36
     45,600  InterDigital, Inc.*                                                         1,209
     11,100  Ixia*                                                                          68
     20,000  JDS Uniphase Corp.*                                                            54
      1,900  Loral Space & Communications, Inc.*                                            16
     90,000  Motorola, Inc.                                                                388
        100  Netgear, Inc.*                                                                  1
     16,000  Neutral Tandem, Inc.*                                                         235
     16,000  Nextwave Wireless, Inc.*                                                        2
      1,700  Oplink Communications, Inc.*                                                   13
      1,800  Opnext, Inc.*                                                                   4
      5,300  ORBCOMM, Inc.*                                                                 10
      3,900  Parkervision, Inc.*                                                            14
     22,900  Plantronics, Inc.                                                             291
        100  Polycom, Inc.*                                                                  2
     13,100  Powerwave Technologies, Inc.*                                                   6
      3,900  QUALCOMM, Inc.                                                                131
      3,800  Riverbed Technology, Inc.*                                                     36
      4,000  ShoreTel, Inc.*                                                                18
     40,700  Sonus Networks, Inc.*                                                          63
     42,300  Sycamore Networks, Inc.*                                                      130
      4,500  Symmetricom, Inc.*                                                             19
     10,100  Tekelec*                                                                      124
      4,000  Tellabs, Inc.*                                                                 17
     15,200  UTStarcom, Inc.*                                                               29
      1,800  Viasat, Inc.*                                                                  39
                                                                                    ----------
                                                                                         5,873
                                                                                    ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  45

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
COMPUTER HARDWARE (1.3%)
      2,800  3PAR, Inc.*                                                            $       23
     46,700  Apple, Inc.*                                                                4,328
      4,800  Avid Technology, Inc.*                                                         60
      3,200  Cray, Inc.*                                                                     6
      6,300  Data Domain, Inc.*                                                            102
    100,900  Dell, Inc.*                                                                 1,127
        200  Diebold, Inc.                                                                   6
    124,000  Hewlett-Packard Co.                                                         4,375
     83,580  International Business Machines Corp.                                       6,820
      2,700  Isilon Systems, Inc.*                                                           9
     85,600  NCR Corp.*                                                                  1,299
      9,900  Palm, Inc.*                                                                    24
      3,500  Stratasys, Inc.*                                                               39
     74,000  Sun Microsystems, Inc.*                                                       235
      2,200  Super Micro Computer, Inc.*                                                    11
      3,200  Teradata Corp.*                                                                43
                                                                                    ----------
                                                                                        18,507
                                                                                    ----------
COMPUTER STORAGE & PERIPHERALS (0.6%)
      1,200  Compellent Technologies, Inc.*                                                 13
     60,500  Emulex Corp.*                                                                 431
      2,200  Hutchinson Technology, Inc.*                                                    6
      5,100  Hypercom Corp.*                                                                 4
      3,100  Immersion Corp.*                                                               12
     22,700  Intermec, Inc.*                                                               302
      1,300  Intevac, Inc.*                                                                  6
     25,800  Lexmark International, Inc. "A"*                                              675
      9,900  NetApp, Inc.*                                                                 134
     21,500  Netezza Corp.*                                                                155
      3,139  Novatel Wireless, Inc.*                                                        12
      2,800  Presstek, Inc.*                                                                 7
    201,800  QLogic Corp.*                                                               2,143
      2,800  Rackable Systems, Inc.*                                                        11
      1,600  Rimage Corp.*                                                                  23
      5,100  Seagate Technology                                                             22
     18,000  STEC, Inc.*                                                                    98
     70,550  Synaptics, Inc.*                                                            1,550
    224,253  Western Digital Corp.*                                                      2,736
                                                                                    ----------
                                                                                         8,340
                                                                                    ----------
DATA PROCESSING & OUTSOURCED SERVICES (0.3%)
      3,100  Automatic Data Processing, Inc.                                               127
      5,100  Broadridge Financial Solutions, Inc.                                           58
      1,100  Cass Information Systems, Inc.                                                 39
     65,600  Computer Sciences Corp.*                                                    1,828
      1,200  Convergys Corp.*                                                                8
      8,400  CSG Systems International, Inc.*                                              142
      2,800  ExlService Holdings, Inc.*                                                     20
      4,700  Genpact Ltd.*                                                                  37
      2,300  Gevity HR, Inc.                                                                 4
      3,900  Global Cash Access Holdings, Inc.*                                             12
      4,100  Global Payments, Inc.                                                         148
        200  Heartland Payment Systems, Inc.                                                 3
     26,500  Hewitt Associates, Inc. "A"*                                                  757
      2,800  infoGROUP, Inc.                                                                11
     15,100  Lender Processing Services, Inc.                                              333
        400  MasterCard, Inc. "A"                                                           58
      1,800  Metavante Technologies, Inc.*                                                  31
      5,900  Paychex, Inc.                                                                 167
      4,700  TeleTech Holdings, Inc.*                                                       42
      4,300  TNS, Inc.*                                                                     37
     21,500  VeriFone Holdings, Inc.*                                                       88
      4,700  Visa, Inc. "A"                                                                247
      2,200  Western Union Co.                                                              29
      4,000  Wright Express Corp.*                                                          46
                                                                                    ----------
                                                                                         4,272
                                                                                    ----------

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46  | USAA CORNERSTONE STRATEGY FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
      2,800  Acacia Research Corp.*                                                 $        8
        500  Agilent Technologies, Inc.*                                                     9
      1,600  Amphenol Corp. "A"                                                             37
      4,500  Authentec, Inc.*                                                                7
        100  Checkpoint Systems, Inc.*                                                       1
        400  China Security & Surveillance Technology, Inc.*                                 2
     21,700  Cogent, Inc.*                                                                 292
      2,000  Cognex Corp.                                                                   27
        100  Coherent, Inc.*                                                                 2
      1,600  CPI International, Inc.*                                                       15
      5,400  Dolby Laboratories, Inc. "A"*                                                 161
      3,300  DTS, Inc.*                                                                     55
      2,100  Electro Scientific Industries, Inc.*                                           14
     13,900  Elixir Gaming Technologies, Inc.*                                               1
      2,700  FARO Technologies, Inc.*                                                       39
     15,900  FLIR Systems, Inc.*                                                           493
      5,800  Franklin Electric Co., Inc.                                                   171
      2,100  ICx Technologies, Inc.*                                                        16
      3,100  IPG Photonics Corp.*                                                           42
      6,900  Kopin Corp.*                                                                   15
      4,200  L-1 Identity Solutions, Inc.*                                                  25
      4,700  Littelfuse, Inc.*                                                              71
      3,000  Maxwell Technologies, Inc.*                                                    15
      2,400  Measurement Specialties, Inc.*                                                 14
      5,692  MTS Systems Corp.                                                             148
      6,700  Newport Corp.*                                                                 39
      3,000  OSI Systems, Inc.*                                                             42
      1,700  Rofin-Sinar Technologies, Inc.*                                                40
      4,000  Rogers Corp.*                                                                 113
      3,900  Technitrol, Inc.                                                               14
      4,800  Universal Display Corp.*                                                       35
        500  Zygo Corp.*                                                                     3
                                                                                    ----------
                                                                                         1,966
                                                                                    ----------
ELECTRONIC MANUFACTURING SERVICES (0.1%)
     67,000  Benchmark Electronics, Inc.*                                                  849
      3,100  CTS Corp.                                                                      17
     31,400  Jabil Circuit, Inc.                                                           207
      4,000  KEMET Corp.*                                                                    2
      7,000  Methode Electronics, Inc.                                                      59
        400  Multi-Fineline Electronix, Inc.*                                                4
      4,500  Park Electrochemical Corp.                                                     80
        100  Plexus Corp.*                                                                   2
      8,000  Sanmina-SCI Corp.*                                                              5
      4,300  Smart Modular Technologies, Inc.*                                               4
      4,000  TTM Technologies, Inc.*                                                        20
      9,700  Tyco Electronics Ltd.                                                         160
                                                                                    ----------
                                                                                         1,409
                                                                                    ----------
HOME ENTERTAINMENT SOFTWARE (0.0%)
      4,600  Activision Blizzard, Inc.*                                                     54
        900  Renaissance Learning, Inc.                                                      8
     17,300  Take-Two Interactive Software, Inc.                                           210
      6,700  THQ, Inc.*                                                                     32
                                                                                    ----------
                                                                                           304
                                                                                    ----------
INTERNET SOFTWARE & SERVICES (0.3%)
     22,800  Ariba, Inc.*                                                                  184
     13,000  Art Technology Group, Inc.*                                                    25
      2,200  Bankrate, Inc.*                                                                60
        200  Bidz.com, Inc.*                                                                 1
      3,203  Chordiant Software, Inc.*                                                       9
      3,700  comScore, Inc.*                                                                34
      2,100  Constant Contact, Inc.*                                                        29
      1,500  Dice Holdings, Inc.*                                                            5
     36,700  Digital River, Inc.*                                                          775

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                                                  PORTFOLIO OF INVESTMENTS |  47

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
      2,500  DivX, Inc.*                                                            $       12
     93,400  Earthlink, Inc.*                                                              622
        400  eBay, Inc.*                                                                     5
        300  Google, Inc. "A"*                                                              88
      4,900  HSW International, Inc.*                                                        2
      2,800  InfoSpace, Inc.                                                                22
      5,100  Internap Network Services Corp.*                                               14
      2,200  Internet Brands, Inc.*                                                         14
      3,700  Internet Capital Group, Inc.*                                                  14
      7,700  Interwoven, Inc.*                                                             100
      3,000  J2 Global Communications, Inc.*                                                59
        800  Keynote Systems, Inc.*                                                          6
      2,600  Liquidity Services, Inc.*                                                      19
      4,000  LivePerson, Inc.*                                                               6
      4,600  Loopnet, Inc.*                                                                 30
      4,000  Marchex, Inc. "B"                                                              22
        100  MercadoLibre, Inc.*                                                             1
      4,600  ModusLink Global Solutions, Inc.*                                              20
      8,000  Move, Inc.*                                                                    10
      3,700  NIC, Inc.                                                                      17
        100  Omniture, Inc.*                                                                 1
      2,900  Online Resources Corp.*                                                         9
      3,100  Perficient, Inc.*                                                               9
      8,500  RealNetworks, Inc.*                                                            32
      6,400  S1 Corp.*                                                                      48
     45,100  Sohu.com, Inc.*                                                             2,189
      4,890  SonicWALL, Inc.*                                                               19
      4,200  SupportSoft, Inc.*                                                              8
      3,400  Switch & Data Facilities Co., Inc.*                                            18
      5,900  TeleCommunication Systems, Inc. "A"*                                           47
      4,900  Terremark Worldwide, Inc.*                                                     18
      1,800  TheStreet.com, Inc.                                                             6
      1,307  United Online, Inc.                                                             9
      3,500  ValueClick, Inc.*                                                              22
      1,900  Vignette Corp.*                                                                17
      7,000  VistaPrint Ltd.*                                                              114
      3,000  Vocus, Inc.*                                                                   54
      5,600  Web Com Group, Inc.*                                                           14
      5,800  Yahoo!, Inc.*                                                                  67
                                                                                    ----------
                                                                                         4,906
                                                                                    ----------
IT CONSULTING & OTHER SERVICES (0.4%)
    127,100  Accenture Ltd. "A"                                                          3,938
     67,400  Acxiom Corp.                                                                  506
        500  CACI International, Inc. "A"*                                                  22
      3,500  China Information Security Technology, Inc.*                                   14
      5,300  CIBER, Inc.*                                                                   23
      5,200  Forrester Research, Inc.*                                                     119
     14,700  Gartner, Inc.*                                                                226
      3,900  Hackett Group, Inc.*                                                           12
      2,100  iGATE Corp.*                                                                   13
      2,800  Integral Systems, Inc.*                                                        67
      4,800  Lionbridge Technologies, Inc.*                                                  5
        300  ManTech International Corp. "A"*                                               16
        233  Mastech Holdings, Inc.*                                                         -
        600  Maximus, Inc.                                                                  19
      9,700  MPS Group, Inc.*                                                               64
      1,000  NCI, Inc. "A"*                                                                 29
      3,800  Ness Technologies, Inc.*                                                       18
      8,400  Perot Systems Corp. "A"*                                                      105
      4,600  RightNow Technologies, Inc.*                                                   37
      2,400  SAIC, Inc.*                                                                    43
     64,300  Sapient Corp.*                                                                253
        100  SI International, Inc.*                                                         3
        100  SRA International, Inc. "A"*                                                    1
      5,852  Sykes Enterprises, Inc.*                                                      108
        400  Syntel, Inc.                                                                   10
      7,100  Unisys Corp.*                                                                   5
      1,700  Virtusa Corp.*                                                                  8
                                                                                    ----------
                                                                                         5,664
                                                                                    ----------
OFFICE ELECTRONICS (0.0%)
     22,800  Xerox Corp.                                                                   160
                                                                                    ----------

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48  | USAA CORNERSTONE STRATEGY FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES         SECURITY                                                                  (000)
----------------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT (0.1%)
      5,845  Advanced Energy Industries, Inc.*                                      $       45
     10,900  Applied Materials, Inc.                                                       104
     10,500  Asyst Technologies, Inc.*                                                       5
     19,500  Axcelis Technologies, Inc.*                                                    12
      6,100  Brooks Automation, Inc.*                                                       24
      6,627  Cabot Microelectronics Corp.*                                                 164
      1,800  Cohu, Inc.                                                                     20
      5,800  Cymer, Inc.*                                                                  136
     13,800  Emcore Corp.*                                                                  27
     11,500  Entegris, Inc.*                                                                16
      1,700  FormFactor, Inc.*                                                              23
      3,700  KLA-Tencor Corp.                                                               70
      5,053  Kulicke & Soffa Industries, Inc.*                                               7
      1,400  Lam Research Corp.*                                                            28
     15,200  LTX-Credence Corp.*                                                             6
      5,100  Mattson Technology, Inc.*                                                       9
      5,000  MEMC Electronic Materials, Inc.*                                               75
      1,300  MKS Instruments, Inc.*                                                         19
      4,300  Photronics, Inc.*                                                               2
      1,300  Rubicon Technology, Inc.*                                                       6
      3,000  Rudolph Technologies, Inc.*                                                    10
      2,200  Semitool, Inc.*                                                                 8
      3,300  Teradyne, Inc.*                                                                13
      4,700  Tessera Technologies, Inc.*                                                    86
      1,900  Ultra Clean Holdings, Inc.*                                                     4
      1,800  Ultratech, Inc.*                                                               23
      3,100  Veeco Instruments, Inc.*                                                       18
                                                                                    ----------
                                                                                           960
                                                                                    ----------
SEMICONDUCTORS (0.4%)
      4,700  Actel Corp.*                                                                   43
      4,300  Advanced Analogic Technologies, Inc.*                                          11
      9,100  Advanced Micro Devices, Inc.*                                                  21
      3,900  Amkor Technology, Inc.*                                                         9
     11,100  ANADIGICS, Inc.*                                                               14
     31,600  Analog Devices, Inc.                                                          540
      6,400  Applied Micro Circuits Corp.*                                                  24
        200  Atheros Communications, Inc.*                                                   3
     89,400  Atmel Corp.*                                                                  250
     82,500  Broadcom Corp. "A"*                                                         1,263
      4,300  Cavium Networks, Inc.*                                                         47
      3,400  Ceva, Inc.*                                                                    25
      6,200  Cirrus Logic, Inc.*                                                            26
      1,800  Cree, Inc.*                                                                    29
      6,500  Cypress Semiconductor Corp.*                                                   24
      2,700  Diodes, Inc.*                                                                  13
      2,000  Entropic Communications, Inc.*                                                  2
      1,700  Exar Corp.*                                                                    11
      1,200  Fairchild Semiconductor International, Inc.*                                    5
      5,100  Hittite Microwave Corp.*                                                      149
      1,700  Integrated Device Technology, Inc.*                                             9
     11,600  Intel Corp.                                                                   160
      1,000  International Rectifier Corp.*                                                 12
      1,100  IXYS Corp.                                                                      8
     18,900  Lattice Semiconductor Corp.*                                                   29
      2,400  Linear Technology Corp.                                                        48
      6,400  LSI Corp.*                                                                     17
     10,200  Marvell Technology Group Ltd.*                                                 59
      9,100  Micrel, Inc.                                                                   67
      2,600  Microchip Technology, Inc.                                                     48
     34,700  Micron Technology, Inc.*                                                       95
      5,700  Microtune, Inc.*                                                               13
      4,300  MIPS Technologies, Inc.*                                                        6

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                                                  PORTFOLIO OF INVESTMENTS |  49

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
      4,775  Monolithic Power Systems, Inc.*                                        $       46
        800  National Semiconductor Corp.                                                    9
        100  NetLogic Microsystems, Inc.*                                                    2
        700  NVE Corp.*                                                                     16
     25,700  NVIDIA Corp.*                                                                 192
      6,000  OmniVision Technologies, Inc.*                                                 36
    139,300  ON Semiconductor Corp.*                                                       407
      1,800  Pericom Semiconductor Corp.*                                                   10
      2,600  PLX Technology, Inc.*                                                           5
     77,400  PMC-Sierra, Inc.*                                                             310
     25,300  RF Micro Devices, Inc.*                                                        34
      2,000  Semtech Corp.*                                                                 23
        100  Sigma Designs, Inc.*                                                            1
      6,900  Silicon Image, Inc.*                                                           26
      2,900  Silicon Laboratories, Inc.*                                                    61
      7,700  Silicon Storage Technology, Inc.*                                              23
     21,100  SiRF Technology Holdings, Inc.*                                                31
     58,300  Skyworks Solutions, Inc.*                                                     314
     14,000  Spansion, Inc. "A"*                                                             3
      3,900  Standard Microsystems Corp.*                                                   59
      2,000  Supertex, Inc.*                                                                42
      2,700  Techwell, Inc.*                                                                15
      8,000  Texas Instruments, Inc.                                                       125
        500  Transmeta Corp.*                                                                9
      6,100  Trident Microsystems, Inc.*                                                    10
      5,100  TriQuint Semiconductor, Inc.*                                                  13
      4,700  Volterra Semiconductor Corp.*                                                  35
     23,300  Zoran Corp.*                                                                  175
                                                                                    ----------
                                                                                         5,112
                                                                                    ----------
SYSTEMS SOFTWARE (1.6%)
        700  ArcSight, Inc.*                                                                 4
     45,200  BMC Software, Inc.*                                                         1,128
      7,400  CommVault Systems, Inc.*                                                       76
      3,600  DemandTec, Inc.*                                                               26
      2,800  Double-Take Software, Inc.*                                                    22
      4,000  FalconStor Software, Inc.*                                                     12
        100  Macrovision Solutions Corp.*                                                    1
        400  McAfee, Inc.*                                                                  12
     53,300  MICROS Systems, Inc.*                                                         888
    715,600  Microsoft Corp.                                                            14,469
     66,400  Novell, Inc.*                                                                 302
    246,800  Oracle Corp.*                                                               3,971
      5,100  Phoenix Technologies Ltd.*                                                     17
      1,400  Progress Software Corp.*                                                       30
      3,600  Quality Systems, Inc.                                                         108
      1,000  Radiant Systems, Inc.*                                                          5
      8,900  Red Hat, Inc.*                                                                 82
      1,900  Sourcefire, Inc.*                                                              11
     47,000  Sybase, Inc.*                                                               1,158
      1,200  Symantec Corp.*                                                                14
        100  VASCO Data Security International, Inc.*                                        1
        700  VMware, Inc. "A"*                                                              14
     24,800  Wind River Systems, Inc.*                                                     207
                                                                                    ----------
                                                                                        22,558
                                                                                    ----------
TECHNOLOGY DISTRIBUTORS (0.0%)
      2,200  Agilysys, Inc.                                                                  8
        100  Anixter International, Inc.*                                                    3
      4,900  Brightpoint, Inc.*                                                             20
     18,200  Ingram Micro, Inc. "A"*                                                       196
      4,400  Insight Enterprises, Inc.*                                                     18

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50  | USAA CORNERSTONE STRATEGY FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
        200  SYNNEX Corp.*                                                          $        2
      3,000  TechTarget, Inc.*                                                              14
                                                                                    ----------
                                                                                           261
                                                                                    ----------
             Total Information Technology                                               85,283
                                                                                    ----------
MATERIALS (1.6%)
---------------
ALUMINUM (0.0%)
      3,000  Alcoa, Inc.                                                                    32
                                                                                    ----------
COMMODITY CHEMICALS (0.0%)
      6,900  Calgon Carbon Corp.*                                                           88
      1,300  Celanese Corp. "A"                                                             15
      2,000  Innophos Holdings, Inc.                                                        33
        400  Koppers Holdings, Inc.                                                          8
      1,300  NL Industries, Inc.                                                            15
      2,400  Spartech Corp.                                                                 14
                                                                                    ----------
                                                                                           173
                                                                                    ----------
CONSTRUCTION MATERIALS (0.0%)
        100  Eagle Materials, Inc.                                                           2
      3,600  Headwaters, Inc.*                                                              21
        800  Martin Marietta Materials, Inc.                                                70
      2,800  Texas Industries, Inc.                                                         86
      4,100  U.S. Concrete, Inc.*                                                           13
        300  United States Lime and Minerals, Inc.*                                          8
      1,800  Vulcan Materials Co.                                                          108
                                                                                    ----------
                                                                                           308
                                                                                    ----------
DIVERSIFIED CHEMICALS (0.3%)
         21  Ashland, Inc.                                                                   -
     29,000  Dow Chemical Co.                                                              538
        400  E.I. du Pont de Nemours & Co.                                                  10
      5,100  Eastman Chemical Co.                                                          168
     40,400  FMC Corp.                                                                   1,765
      1,900  Huntsman Corp.                                                                 14
      5,266  LSB Industries, Inc.*                                                          47
     18,200  Olin Corp.                                                                    298
     37,300  PPG Industries, Inc.                                                        1,638
      5,400  ShengdaTech, Inc.*                                                             22
      9,000  Solutia, Inc.*                                                                 61
                                                                                    ----------
                                                                                         4,561
                                                                                    ----------
DIVERSIFIED METALS & MINING (0.1%)
        100  AMCOL International Corp.                                                       2
        400  Brush Engineered Materials, Inc.*                                               5
     18,300  Compass Minerals International, Inc.                                        1,025
      1,500  Freeport-McMoRan Copper & Gold, Inc.                                           36
      3,200  Horsehead Holding Corp.*                                                       10
      4,100  Southern Copper Corp.                                                          56
                                                                                    ----------
                                                                                         1,134
                                                                                    ----------
FERTILIZERS & AGRICULTURAL CHEMICALS (0.4%)
      2,700  American Vanguard Corp.                                                        26
     49,600  CF Industries Holdings, Inc.                                                2,611
        700  Intrepid Potash, Inc.*                                                         13
      1,700  Monsanto Co.                                                                  135
     80,500  Mosaic Co.                                                                  2,443
     23,900  Terra Industries, Inc.                                                        352
                                                                                    ----------
                                                                                         5,580
                                                                                    ----------
FOREST PRODUCTS (0.0%)
      4,200  Louisiana-Pacific Corp.                                                        10
                                                                                    ----------
INDUSTRIAL GASES (0.2%)
        500  Air Products & Chemicals, Inc.                                                 24
     19,500  Airgas, Inc.                                                                  697
     22,200  Praxair, Inc.                                                               1,311
                                                                                    ----------
                                                                                         2,032
                                                                                    ----------
METAL & GLASS CONTAINERS (0.1%)
        900  AEP Industries, Inc.*                                                          19
      3,700  AptarGroup, Inc.                                                              124
      2,100  Ball Corp.                                                                     76
      1,400  BWAY Holding Co.*                                                               7
      5,000  Crown Holdings, Inc.*                                                          80
      3,700  Greif, Inc. "A"                                                               123
      5,700  Myers Industries, Inc.                                                         35
     20,800  Owens-Illinois, Inc.*                                                         420
        200  Silgan Holdings, Inc.                                                           9
                                                                                    ----------
                                                                                           893
                                                                                    ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  51

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
PAPER PACKAGING (0.1%)
     39,600  Bemis Co., Inc.                                                        $    1,070
      7,300  Boise, Inc.*                                                                    4
     14,200  Graphic Packaging Holding Co.*                                                 23
     20,200  Packaging Corp. of America                                                    302
      6,200  Rock-Tenn Co. "A"                                                             209
      5,200  Smurfit-Stone Container Corp.*                                                  3
      7,500  Sonoco Products Co.                                                           188
      1,100  Temple-Inland, Inc.                                                             4
                                                                                    ----------
                                                                                         1,803
                                                                                    ----------
PAPER PRODUCTS (0.0%)
      7,700  AbitibiBowater, Inc.*                                                           5
      3,700  Buckeye Technologies, Inc.*                                                    17
      6,300  Glatfelter                                                                     60
      2,800  KapStone Paper & Packaging Corp.*                                              12
     35,700  MeadWestVaco Corp.                                                            416
      3,000  Mercer International, Inc.*                                                     7
      2,900  Verso Paper Corp.                                                               4
                                                                                    ----------
                                                                                           521
                                                                                    ----------
SPECIALTY CHEMICALS (0.2%)
      4,600  A. Schulman, Inc.                                                              62
      3,000  Albemarle Corp.                                                                61
      1,800  Arch Chemicals, Inc.                                                           52
      2,900  Balchem Corp.                                                                  75
      4,900  Chemtura Corp.                                                                  8
      5,700  Cytec Industries, Inc.                                                        125
     25,500  Ferro Corp.                                                                   164
      2,200  Flotek Industries, Inc.*                                                        7
      1,500  GenTek, Inc.*                                                                  28
      5,200  H.B. Fuller Co.                                                                92
      2,700  ICO, Inc.*                                                                     12
      2,200  Innospec, Inc.                                                                 13
      5,500  Landec Corp.*                                                                  38
     21,800  Lubrizol Corp.                                                                766
      3,100  Metabolix, Inc.*                                                               22
      2,600  Minerals Technologies, Inc.                                                   122
      9,100  Polyone Corp.*                                                                 26
        400  Quaker Chemical Corp.                                                           5
      1,400  Rohm & Haas Co.                                                                96
      3,500  Sensient Technologies Corp.                                                    84
        300  Stepan Co.                                                                     14
      3,300  Symyx Technologies, Inc.*                                                      13
     54,200  W.R. Grace & Co.*                                                             278
      1,800  Zep, Inc.                                                                      33
        700  Zoltek Companies, Inc.*                                                         6
                                                                                    ----------
                                                                                         2,202
                                                                                    ----------
STEEL (0.2%)
      6,700  AK Steel Holding Corp.                                                         53
      3,100  AM Castle & Co.                                                                28
      1,400  Carpenter Technology Corp.                                                     23
      3,300  China Precision Steel, Inc.*                                                    4
      1,100  General Steel Holdings, Inc.*                                                   4
      4,400  Gibraltar Industries, Inc.                                                     57
      1,900  Haynes International, Inc.*                                                    35
     44,600  Nucor Corp.                                                                 1,591
      1,700  Olympic Steel, Inc.                                                            30
        900  Reliance Steel & Aluminum Co.                                                  19
      5,000  Schnitzer Steel Industries, Inc. "A"                                          135
        700  Sutor Technology Group Ltd.*                                                    1
     13,000  United States Steel Corp.                                                     395
      1,100  Universal Stainless & Alloy Products, Inc.*                                    13
     11,800  Worthington Industries, Inc.                                                  157
                                                                                    ----------
                                                                                         2,545
                                                                                    ----------
             Total Materials                                                            21,794
                                                                                    ----------
TELECOMMUNICATION SERVICES (0.7%)
--------------------------------
ALTERNATIVE CARRIERS (0.0%)
      4,900  Cogent Communications Group, Inc.*                                             27
      7,500  Globalstar, Inc.*                                                               1

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52  | USAA CORNERSTONE STRATEGY FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
      2,800  iBasis, Inc.*                                                          $        4
     29,900  Level 3 Communications, Inc.*                                                  28
     22,700  PAETEC Holding Corp.*                                                          33
     13,900  Premiere Global Services, Inc.*                                                85
     10,500  Vonage Holdings Corp.*                                                         11
                                                                                    ----------
                                                                                           189
                                                                                    ----------
INTEGRATED TELECOMMUNICATION SERVICES (0.6%)
      5,900  Alaska Communications Systems Group, Inc.                                      57
     79,197  AT&T, Inc.                                                                  2,262
      6,800  CenturyTel, Inc.                                                              181
     24,400  Cincinnati Bell, Inc.*                                                         42
      7,700  Embarq Corp.                                                                  251
      6,169  Fairpoint Communications, Inc.                                                 22
        900  Hungarian Telephone and Cable Corp.*                                            8
      6,900  NeuStar, Inc. "A"*                                                            132
      3,100  NTELOS Holdings Corp.                                                          69
     15,000  Qwest Communications International, Inc.                                       48
      3,000  Shenandoah Telecommunications Co.                                              75
    168,400  Verizon Communications, Inc.                                                5,498
                                                                                    ----------
                                                                                         8,645
                                                                                    ----------
WIRELESS TELECOMMUNICATION SERVICES (0.1%)
      3,000  Centennial Communications Corp.*                                               23
     18,500  ICO Global Communications Holdings Ltd.*                                       31
      1,500  iPCS, Inc.*                                                                    11
        800  Leap Wireless International, Inc.*                                             16
     30,000  Sprint Nextel Corp.                                                            84
      5,400  Starent Networks Corp.*                                                        54
        400  Syniverse Holdings, Inc.*                                                       4
      2,000  Telephone & Data Systems, Inc.                                                 65
      2,800  USA Mobility, Inc.*                                                            31
      3,100  Virgin Mobile USA, Inc. "A"*                                                    3
                                                                                    ----------
                                                                                           322
                                                                                    ----------
             Total Telecommunication Services                                            9,156
                                                                                    ----------
UTILITIES (1.2%)
---------------
ELECTRIC UTILITIES (0.7%)
      4,000  Allete, Inc.                                                                  137
        500  Central Vermont Public Service Corp.                                            9
      4,900  CH Energy Group, Inc.                                                         214
      2,600  Cleco Corp.                                                                    61
     19,500  DPL, Inc.                                                                     406
     82,300  Duke Energy Corp.                                                           1,281
     66,900  Edison International                                                        2,234
      6,700  El Paso Electric Co.*                                                         121
      1,200  Empire District Electric Co.                                                   21
     62,600  FirstEnergy Corp.                                                           3,667
      2,600  FPL Group, Inc.                                                               127
        600  Great Plains Energy, Inc.                                                      11
      1,800  Hawaiian Electric Industries, Inc.                                             49
        100  ITC Holdings Corp.                                                              4
      7,200  MGE Energy, Inc.                                                              255
     11,800  NV Energy, Inc.                                                               112
      2,800  Pinnacle West Capital Corp.                                                    85
      3,700  Portland General Electric Co.                                                  68
      3,600  Reliant Energy, Inc.*                                                          21
      3,100  UIL Holdings Corp.                                                             92
        100  UniSource Energy Corp.                                                          3
      3,200  Weststar Energy, Inc.                                                          65
                                                                                    ----------
                                                                                         9,043
                                                                                    ----------
GAS UTILITIES (0.2%)
      3,700  Atmos Energy Corp.                                                             92
      1,100  Chesapeake Utilities Corp.                                                     35

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                                                  PORTFOLIO OF INVESTMENTS |  53

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
      2,700  Energen Corp.                                                          $       83
        300  Equitable Resources, Inc.                                                      10
        500  Kinder Morgan Energy Partners, L.P.                                            24
      5,300  Laclede Group, Inc.                                                           279
     35,700  National Fuel Gas Co.                                                       1,161
      5,800  New Jersey Resources Corp.                                                    233
      5,200  Nicor, Inc.                                                                   212
      6,700  Northwest Natural Gas Co.                                                     335
     13,900  Piedmont Natural Gas Co., Inc.                                                467
      2,000  South Jersey Industries, Inc.                                                  78
        300  Southwest Gas Corp.                                                             8
      1,800  Suburban Propane Partners, LP                                                  54
        600  UGI Corp.                                                                      14
        400  WGL Holdings, Inc.                                                             14
                                                                                    ----------
                                                                                         3,099
                                                                                    ----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.0%)
      4,800  Constellation Energy Group, Inc.                                              117
     10,600  Dynegy, Inc. "A"*                                                              24
      1,900  Enernoc, Inc.*                                                                 14
      6,300  Ormat Technologies, Inc.                                                      190
      4,500  Synthesis Energy Systems, Inc.*                                                 4
                                                                                    ----------
                                                                                           349
                                                                                    ----------
MULTI-UTILITIES (0.3%)
      9,300  Alliant Energy Corp.                                                          296
     17,500  Avista Corp.                                                                  309
        100  Black Hills Corp.                                                               3
      8,500  Calpine Corp.*                                                                 76
     71,180  Dominion Resources, Inc.                                                    2,621
     22,200  MDU Resources Group, Inc.                                                     451
        600  NorthWestern Corp.                                                             13
      2,700  NSTAR                                                                          96
        200  OGE Energy Corp.                                                                5
      2,100  PG&E Corp.                                                                     80
      3,300  Public Service Enterprise Group, Inc.                                         102
      2,600  Puget Energy, Inc.                                                             64
      1,700  Sempra Energy                                                                  79
     12,600  TECO Energy, Inc.                                                             164
      3,800  Vectren Corp.                                                                 107
                                                                                    ----------
                                                                                         4,466
                                                                                    ----------
WATER UTILITIES (0.0%)
      1,100  American States Water Co.                                                      39
      1,300  American Water Works Co., Inc.                                                 26
      2,200  Aqua America, Inc.                                                             48
      1,900  Cadiz, Inc.*                                                                   23
        300  California Water Service Group                                                 13
      1,400  Connecticut Water Service, Inc.                                                35
      2,000  Middlesex Water Co.                                                            34
      6,200  SJW Corp.                                                                     174
      3,900  Southwest Water Co.                                                            16
                                                                                    ----------
                                                                                           408
                                                                                    ----------
             Total Utilities                                                            17,365
                                                                                    ----------
             Total Common Stocks (cost: $649,625)                                      522,504
                                                                                    ----------

PREFERRED SECURITIES (0.4%)

CONSUMER STAPLES (0.2%)
----------------------
AGRICULTURAL PRODUCTS (0.2%)
     35,000  Dairy Farmers of America, Inc., 7.88%, cumulative
                redeemable, perpetual(a)                                                 1,933
                                                                                    ----------
FINANCIALS (0.1%)
----------------
LIFE & HEALTH INSURANCE (0.1%)
    130,000  Delphi Financial Group, Inc., 7.38%, 5/01/2067                              1,247
                                                                                    ----------

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54  | USAA CORNERSTONE STRATEGY FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE (0.0%)
    160,000  IndyMac Bank, F.S.B., 8.50%(a)                                         $        2
     12,000  Washington Mutual Capital Trust, 5.38%, cumulative convertible,
                perpetual                                                                   18
                                                                                    ----------
                                                                                            20
                                                                                    ----------
              Total Financials                                                           1,267
                                                                                    ----------
TELECOMMUNICATION SERVICES (0.1%)
--------------------------------
WIRELESS TELECOMMUNICATION SERVICES (0.1%)
      2,500  Centaur Funding Corp., 9.08%(a)                                             1,857
                                                                                    ----------
U.S. GOVERNMENT (0.0%)
    140,000  Fannie Mae, 8.25%, perpetual                                                  149
     80,000  Freddie Mac, 8.38%, perpetual                                                  60
                                                                                    ----------
             Total U.S. Government                                                         209
                                                                                    ----------
             Total Preferred Securities (cost: $18,343)                                  5,266
                                                                                    ----------

WARRANTS (0.0%)

ENERGY (0.0%)
------------
COAL & CONSUMABLE FUELS (0.0%)
         90  GreenHunter Energy, Inc. (cost: $0)*(b),(d)                                     1
                                                                                    ----------
EXCHANGE-TRADED FUNDS (5.1%)
     89,400  iShares Russell 1000 Growth Index Fund                                      3,270
     62,300  iShares Russell 1000 Index Fund                                             3,019
     12,700  iShares Russell 1000 Value Index Fund                                         625
    731,514  SPDR Trust Series 1                                                        65,800
                                                                                    ----------
             Total Exchange-Traded Funds (cost: $105,947)                               72,714
                                                                                    ----------
COMMINGLED FUNDS (2.9%)
  2,866,972  Deutsche iGAP Investment Trust "B," acquired 10/01/08;
                cost: $50,000(c)                                                        41,256
                                                                                    ----------
             Total U.S. Equity Securities (cost: $823,915)                             641,741
                                                                                    ----------
INTERNATIONAL EQUITY SECURITIES (19.3%)

COMMON STOCKS (18.8%)

CONSUMER DISCRETIONARY (1.7%)
----------------------------
ADVERTISING (0.0%)
     27,631  WPP plc(d)                                                                    154
                                                                                    ----------
APPAREL & ACCESSORIES & LUXURY GOODS (0.0%)
     11,575  Billabong International, Ltd.(d)                                               81
      1,400  FGX International Holdings Ltd.*                                               14
      9,000  Onward Holdings Co. Ltd.(d)                                                    67
      7,939  Swatch Group Ltd.(d)                                                          179
                                                                                    ----------
                                                                                           341
                                                                                    ----------
APPAREL RETAIL (0.2%)
     14,100  Fast Retailing Co.(d)                                                       1,618
      8,825  Hennes & Mauritz AB "B"(d)                                                    325
      2,200  Lululemon Athletica, Inc.*                                                     22
      1,480  Point, Inc.(d)                                                                 72
                                                                                    ----------
                                                                                         2,037
                                                                                    ----------
AUTO PARTS & EQUIPMENT (0.2%)
     22,300  Autoliv, Inc.                                                                 426
     44,200  Hyundai Mobis(d)                                                            1,869
      8,000  NHK Spring Co.(d)                                                              29
     23,800  NOK Corp.(d)                                                                  179

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                                                  PORTFOLIO OF INVESTMENTS |  55

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
      8,900  Tachi-S Co. Ltd.(d)                                                    $       42
     11,600  Toyota Industries Corp.(d)                                                    227
                                                                                    ----------
                                                                                         2,772
                                                                                    ----------
AUTOMOBILE MANUFACTURERS (0.5%)
      1,575  Bayer Motoren Werk(d)                                                          29
      7,371  Bayerische Motoren Werke AG(d)                                                186
     24,194  Daimler AG(d)                                                                 764
     75,365  Fiat S.p.A.(d)                                                                558
     42,400  Honda Motor Co. Ltd.(d)                                                       932
    150,000  Isuzu Motors(d)                                                               186
    157,000  Mazda Motor Corp.(d)                                                          270
    229,500  Nissan Motor Co. Ltd.(d)                                                      766
     15,754  Peugeot S.A. ADR(d)                                                           286
     21,314  Renault S.A.(d)                                                               471
        993  Societe Fonciere, Financiere et de Participations(d)                           33
     52,800  Toyota Motor Corp.(d)                                                       1,661
      4,033  Volkswagen AG(d)                                                              164
        457  Volkswagen AG(d)                                                              163
                                                                                    ----------
                                                                                         6,469
                                                                                    ----------
BROADCASTING (0.1%)
        600  Central European Media Enterprises Ltd. "A"*                                    9
         62  Fuji Television Network, Inc.(d)                                               87
     65,200  Grupo Televisa S.A. de C.V. ADR                                               969
     13,823  Macquarie Media Group Ltd.(d)                                                   7
                                                                                    ----------
                                                                                         1,072
                                                                                    ----------
CABLE & SATELLITE (0.1%)
     33,111  Promotora de Informaciones S.A.(d)                                            120
     52,106  SES(d)                                                                        913
                                                                                    ----------
                                                                                         1,033
                                                                                    ----------
CASINOS & GAMING (0.1%)
     29,715  Aristocrat Leisure, Ltd.(d)                                                    76
     38,140  OPAP S.A.(d)                                                                  946
     86,826  Tabcorp Holdings Ltd.(d)                                                      401
                                                                                    ----------
                                                                                         1,423
                                                                                    ----------
CATALOG RETAIL (0.1%)
    223,423  Home Retail Group(d)                                                          703
                                                                                    ----------
COMPUTER & ELECTRONICS RETAIL (0.0%)
     21,200  Edion Corp.(d)                                                                 92
     16,152  JB Hi-Fi Ltd.(d)                                                               89
                                                                                    ----------
                                                                                           181
                                                                                    ----------
CONSUMER ELECTRONICS (0.2%)
      2,200  Koninklijke Philips Electronics N.V.                                           36
     39,190  LG Electronics, Inc.(d)                                                     2,107
     71,000  Matsushita Electric Industrial Co. Ltd.(d)                                    852
      2,800  Sony Corp.(d)                                                                  54
                                                                                    ----------
                                                                                         3,049
                                                                                    ----------
DEPARTMENT STORES (0.1%)
     16,741  Arcandor AG*(d)                                                                39
     56,100  Isetan Mitsukoshi Holdings Ltd.*(d)                                           413
      7,696  PPR(d)                                                                        368
                                                                                    ----------
                                                                                           820
                                                                                    ----------
DISTRIBUTORS (0.0%)
    237,586  Pacific Brands Ltd.(d)                                                        116
        329  S.A. D'Ieteren N.V.(d)                                                         41
                                                                                    ----------
                                                                                           157
                                                                                    ----------
FOOTWEAR (0.0%)
      7,000  ASICS Corp.(d)                                                                 42
                                                                                    ----------
HOME IMPROVEMENT RETAIL (0.0%)
     17,600  DCM Japan Holdings Co., Ltd.(d)                                               132
                                                                                    ----------
HOMEBUILDING (0.0%)
      4,560  Goldcrest Co., Ltd.(d)                                                         85
     11,000  PanaHome Corp.(d)                                                              61
                                                                                    ----------
                                                                                           146
                                                                                    ----------
HOTELS, RESORTS, & CRUISE LINES (0.0%)
        175  Kuoni Reisen Holding AG(d)                                                     47
        300  Orient-Express Hotels Ltd. "A"                                                  2
                                                                                    ----------
                                                                                            49
                                                                                    ----------

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56  | USAA CORNERSTONE STRATEGY FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
HOUSEHOLD APPLIANCES (0.0%)
     23,100  Makita Corp.(d)                                                        $      449
                                                                                    ----------
LEISURE FACILITIES (0.0%)
      6,000  TOKYO DOME Corp.(d)                                                            19
                                                                                    ----------
LEISURE PRODUCTS (0.0%)
     14,000  Mizuno Corp.(d)                                                                66
                                                                                    ----------
MOVIES & ENTERTAINMENT (0.1%)
     71,300  CTC Media, Inc.*                                                              303
     38,485  Vivendi S.A.(d)                                                             1,091
                                                                                    ----------
                                                                                         1,394
                                                                                    ----------
PHOTOGRAPHIC PRODUCTS (0.0%)
     29,000  Nikon Corp.(d)                                                                329
                                                                                    ----------
PUBLISHING (0.0%)
     42,092  Eniro AB(d)                                                                    73
     24,909  Trinity Mirror plc(d)                                                          16
      7,296  United Business Media Ltd.(d)                                                  48
     89,583  Yell Group plc(d)                                                              82
                                                                                    ----------
                                                                                           219
                                                                                    ----------
RESTAURANTS (0.0%)
      8,484  Greene King plc(d)                                                             51
      3,200  Tim Hortons, Inc.                                                              80
                                                                                    ----------
                                                                                           131
                                                                                    ----------
TEXTILES (0.0%)
     19,000  Nisshinbo Industries, Inc.(d)                                                 132
                                                                                    ----------
             Total Consumer Discretionary                                               23,319
                                                                                    ----------
CONSUMER STAPLES (1.4%)
-----------------------
AGRICULTURAL PRODUCTS (0.0%)
    262,000  Wilmar International Ltd.(d)                                                  479
                                                                                    ----------
BREWERS (0.1%)
      9,200  Asahi Breweries Ltd.(d)                                                       160
      1,400  Carlsberg A/S(d)                                                               43
     93,000  Kirin Holdings Co. Ltd.(d)                                                  1,129
     35,095  Marston's plc(d)                                                               57
                                                                                    ----------
                                                                                         1,389
                                                                                    ----------
DISTILLERS & VINTNERS (0.1%)
     65,585  Diageo plc(d)                                                                 919
      3,527  Pernod Ricard S.A.(d)                                                         208
                                                                                    ----------
                                                                                         1,127
                                                                                    ----------
DRUG RETAIL (0.0%)
      5,600  Cawachi Ltd.(d)                                                                88
      3,000  Matsumotokiyoshi Holdings Co. Ltd.(d)                                          59
                                                                                    ----------
                                                                                           147
                                                                                    ----------
FOOD DISTRIBUTORS (0.0%)
    108,703  AWB "B"(d)                                                                    245
                                                                                    ----------
FOOD RETAIL (0.3%)
      5,615  Casino Guichard-Perrachon S.A.(d)                                             343
      7,100  Circle K Sunkus Co.(d)                                                        134
    135,181  Koninklijke Ahold N.V.(d)                                                   1,509
     16,000  Lawson, Inc.(d)                                                               801
      3,473  Rallye S.A.(d)                                                                 62
     14,200  Seven & I Holdings Co. Ltd.(d)                                                402
    147,080  Tesco plc(d)                                                                  668
     40,915  Woolworths Ltd.(d)                                                            721
                                                                                    ----------
                                                                                         4,640
                                                                                    ----------
HOUSEHOLD PRODUCTS (0.1%)
      2,584  Henkel AG & Co. KGaA(d)                                                        64
     28,258  Reckitt Benckiser Group plc(d)                                              1,199
                                                                                    ----------
                                                                                         1,263
                                                                                    ----------
HYPERMARKETS & SUPER CENTERS (0.1%)
        813  Carrefour S.A.(d)                                                              31
     35,000  Uny Co. Ltd.(d)                                                               308
     58,389  Wesfarmers Ltd.(d)                                                            716
      2,758  Wesfarmers Ltd.(d)                                                             34
                                                                                    ----------
                                                                                         1,089
                                                                                    ----------
PACKAGED FOODS & MEAT (0.5%)
      1,775  East Asiatic Co. Ltd. A/S(d)                                                   58
    490,485  Goodman Fielder Ltd.(d)                                                       435

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  57

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
     44,000  Kerry Group plc "A"(d)                                                 $      917
        200  Lindt & Spruengli(d)                                                          391
     78,355  Nestle S.A.(d)                                                              2,834
     11,000  Nippon Meat Packers, Inc.(d)                                                  138
     22,000  Nisshin OilliO Group Ltd.(d)                                                  105
     18,600  Unilever N.V.                                                                 435
     47,339  Unilever plc(d)                                                             1,090
     12,000  Yamazaki Baking Co. Ltd.(d)                                                   159
                                                                                    ----------
                                                                                         6,562
                                                                                    ----------
TOBACCO (0.2%)
     43,320  British America Tobacco plc(d)                                              1,135
     66,200  Imperial Tobacco Group plc(d)                                               1,654
                                                                                    ----------
                                                                                         2,789
                                                                                    ----------
             Total Consumer Staples                                                     19,730
                                                                                    ----------
ENERGY (2.1%)
-------------
COAL & CONSUMABLE FUELS (0.0%)
     15,159  New Hope Corp., Ltd.(d)                                                        33
                                                                                    ----------
INTEGRATED OIL & GAS (2.0%)
     11,254  BG Group plc(d)                                                               161
    757,106  BP plc(d),(e)                                                               6,130
  1,722,000  China Petroleum and Chemical Corp. "H"(d)                                   1,145
     78,318  ENI S.p.A.(d)                                                               1,777
    107,600  OAO Gazprom ADR(d)                                                          1,889
     12,819  OMV AG(d)                                                                     324
      8,300  Petro-Canada                                                                  208
  3,124,000  PetroChina Co. Ltd. "H"(d)                                                  2,580
    178,100  Petroleo Brasileiro S.A. ADR                                                3,729
     63,413  Repsol YPF S.A.(d)                                                          1,231
    134,626  Royal Dutch Shell plc "A" (d),(e)                                           3,623
     93,664  Royal Dutch Shell plc "B" (d),(e)                                           2,480
     48,863  Total S.A.(d)                                                               2,564
                                                                                    ----------
                                                                                        27,841
                                                                                    ----------
OIL & GAS EQUIPMENT & SERVICES (0.0%)
      8,078  Compagnie Generale de Geophysique-Veritas*(d)                                 133
     12,800  Petroleum Geo-Services ASA*(d)                                                 58
                                                                                    ----------
                                                                                           191
                                                                                    ----------
OIL & GAS EXPLORATION & PRODUCTION (0.0%)
      3,900  EnCana Corp.                                                                  182
     20,400  Energy XXI Bermuda Ltd.                                                        23
      8,534  Woodside Petroleum Ltd.(d)                                                    202
                                                                                    ----------
                                                                                           407
                                                                                    ----------
OIL & GAS REFINING & MARKETING (0.1%)
    332,000  Nippon Oil Corp.(d)                                                         1,247
      1,297  Petroplus Holdings AG*(d)                                                      24
     20,700  Showa Shell Sekiyu K.K.(d)                                                    172
     55,000  Singapore Petroleum Co. Ltd.(d)                                                77
                                                                                    ----------
                                                                                         1,520
                                                                                    ----------
OIL & GAS STORAGE & TRANSPORTATION (0.0%)
      2,400  Arlington Tankers Ltd.                                                         23
      2,100  DHT Maritime, Inc.                                                             11
        300  Frontline Ltd.                                                                  9
      4,900  General Maritime Corp.                                                         64
        100  Nordic American Tanker Shipping Ltd.                                            3
     10,280  Ship Finance International Ltd.                                               122
                                                                                    ----------
                                                                                           232
                                                                                    ----------
             Total Energy                                                               30,224
                                                                                    ----------
FINANCIALS (4.2%)
-----------------
ASSET MANAGEMENT & CUSTODY BANKS (0.0%)
     53,513  3i Group plc(d)                                                               341
      7,800  Invesco Ltd. ADR                                                               98
                                                                                    ----------
                                                                                           439
                                                                                    ----------

================================================================================

58  | USAA CORNERSTONE STRATEGY FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
CONSUMER FINANCE (0.1%)
     20,550  AIFUL Corp.(d)                                                         $       53
     44,600  Credit Saison Co. Ltd.(d)                                                     595
      3,280  ORIX Corp.(d)                                                                 206
      2,300  SFCG Co. Ltd.(d)                                                               30
     17,950  Takefuji Corp.(d)                                                             126
                                                                                    ----------
                                                                                         1,010
                                                                                    ----------
DIVERSIFIED BANKS (2.3%)
     93,464  Allied Irish Banks plc(d)                                                     320
    104,156  Alpha Bank A.E.(d)                                                          1,065
     77,239  Banca Intesa S.p.A.(d)                                                        234
    118,988  Banco Bilbao Vizcaya Argentaria S.A.(d)                                     1,239
     61,400  Banco Espanol de Credito S.A.(d)                                              673
      2,000  Banco Latinoamericano de Exportaciones S.A. "E"                                25
     19,041  Banco Popolare(d)                                                             175
    241,101  Banco Santander S.A.(d)                                                     1,983
    452,142  Barclays plc(d)                                                             1,188
     44,311  BNP Paribas S.A.(d)                                                         2,457
    156,500  BOC Hong Kong Holdings Ltd.(d)                                                179
  2,244,000  China Construction Bank Corp. "H"(d)                                        1,173
    250,000  Chuo Mitsui Trust Holdings, Inc.(d)                                           937
     67,649  Commerzbank AG(d)                                                             624
     38,296  Credit Agricole S.A.(d)                                                       428
     50,900  Danske Bank A/S(d)                                                            601
     37,000  DBS Group Holdings Ltd.(d)                                                    229
      1,217  Deutsche Postbank AG(d)                                                        25
     32,633  Dexia(d)                                                                      143
     52,800  DnB NOR ASA(d)                                                                202
      7,635  Erste Bank der Oesterreichischen Sparkassen AG(d)                             174
     58,200  Foreningssparbanken AB(d)                                                     418
    250,029  HBOS plc(d)                                                                   354
    287,229  HSBC Holdings plc(d)                                                        3,126
     11,439  Hypo Real Estate Holding AG ADR(d)                                             40
  5,801,000  Industrial and Commercial Bank of China Ltd. "H"(d)                         2,853
     18,783  KBC Groep N.V.(d)                                                             570
    446,664  Lloyds TSB Group plc(d)                                                     1,166
    119,600  Mitsubishi UFJ Financial Group, Inc.(d)                                       654
        194  Mizuho Financial Group, Inc.(d)                                               511
     78,069  National Australia Bank Ltd.(d)                                             1,037
     31,664  National Bank of Greece S.A.(d)                                               605
    669,000  Public Bank Berhad(d)                                                       1,571
     28,300  Royal Bank of Canada                                                          985
    726,286  Royal Bank of Scotland Group plc(d)                                           619
     31,112  Skandinaviska Enskilda Banken "A"(d)                                          263
     12,944  Societe Generale(d)                                                           554
         98  Sumitomo Mitsui Financial Group, Inc.(d)                                      359
     13,800  Svenska Handelsbanken AB "A"(d)                                               229
    443,914  UniCredito Italiano S.p.A.(d)                                               1,021
     38,000  United Overseas Bank Ltd.(d)                                                  330
     44,087  Westpac Banking Corp.(d)                                                      523
     82,781  Westpac Banking Corp.*                                                        964
                                                                                    ----------
                                                                                        32,826
                                                                                    ----------
DIVERSIFIED CAPITAL MARKETS (0.1%)
     20,158  Close Brothers Group plc(d)                                                   149
     26,883  Credit Suisse Group(d)                                                        789
     28,850  Deutsche Bank AG(d)                                                         1,036
     42,817  Investec plc(d)                                                               176
      6,559  UBS AG*(d)                                                                     83
                                                                                    ----------
                                                                                         2,233
                                                                                    ----------


================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  59

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES (0.1%)
     52,000  Jardine Matheson Holdings Ltd.(d)                                      $      924
                                                                                    ----------
INSURANCE BROKERS (0.0%)
        435  Willis Group Holdings Ltd.                                                     10
                                                                                    ----------
INVESTMENT BANKING & BROKERAGE (0.0%)
        700  Lazard Ltd. "A"                                                                22
      8,155  Macquarie Group Ltd.(d)                                                       160
        300  MF Global Ltd.*                                                                 1
                                                                                    ----------
                                                                                           183
                                                                                    ----------
LIFE & HEALTH INSURANCE (0.4%)
    107,349  AEGON N.V.(d)                                                                 511
      4,700  AEGON N.V.                                                                     22
    453,000  China Life Insurance Co. Ltd. "H"(d)                                        1,170
      5,490  CNP Assurances(d)                                                             354
     63,484  Friends Provident(d)                                                           72
     22,867  Irish Life & Permanent plc(d)                                                  49
    146,306  Legal & General Group plc(d)                                                  153
    603,989  Old Mutual plc(d)                                                             510
     49,500  Power Corp. of Canada                                                         901
     49,430  Prudential plc(d)                                                             258
    285,154  Standard Life plc(d)                                                        1,163
      1,273  Swiss Life Holding*(d)                                                         79
                                                                                    ----------
                                                                                         5,242
                                                                                    ----------
MULTI-LINE INSURANCE (0.3%)
     16,707  Allianz Holding AG(d)                                                       1,398
    112,290  Aviva plc(d)                                                                  696
     54,767  AXA S.A.(d)                                                                 1,049
      1,451  Baloise Holdings AG(d)                                                         81
     24,226  Mapfre S.A.(d)                                                                 77
      6,029  Zurich Financial Services AG(d)                                             1,181
                                                                                    ----------
                                                                                         4,482
                                                                                    ----------
MULTI-SECTOR HOLDINGS (0.1%)
      9,049  Corporacion Financiera Alba S.A.(d)                                           289
     84,378  Criteria Caixacorp S.A.(d)                                                    288
        783  Eurazeo(d)                                                                     41
        581  Groupe Bruxelles Lambert S.A.(d)                                               43
     36,173  IFI-Istituto Finanziario Industriale S.p.A.*(d)                               216
     86,267  IFIL-Investments S.p.A.(d)                                                    252
      6,668  Investor AB(d)                                                                 94
                                                                                    ----------
                                                                                         1,223
                                                                                    ----------
OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
     30,475  Babcock & Brown Ltd.(d)                                                         5
     64,057  Challenger Financial Services Group Ltd.(d)                                    57
    129,855  Fortis(d)                                                                     124
    140,417  ING Groep N.V.(d)                                                           1,179
     74,800  OKO Bank plc "A"(d)                                                           962
      4,958  SNS Reaal N.V.(d)                                                              31
                                                                                    ----------
                                                                                         2,358
                                                                                    ----------
PROPERTY & CASUALTY INSURANCE (0.1%)
      5,600  Argo Group International Holdings Ltd.*                                       177
      1,600  Aspen Insurance Holdings Ltd.                                                  30
     47,100  Axis Capital Holdings Ltd.                                                  1,192
     27,375  Brit Insurance Holdings plc(d)                                                 86
      6,000  Millea Holdings, Inc.(d)                                                      146
      3,200  United American Indemnity Ltd. "A"*                                            41
                                                                                    ----------
                                                                                         1,672
                                                                                    ----------
REGIONAL BANKS (0.1%)
     64,000  77th Bank Ltd.(d)                                                             303
     26,000  Hokuhoku Financial Group, Inc.(d)                                              54
      4,300  Oriental Financial Group, Inc.                                                 27
      5,500  Popular, Inc.                                                                  34
        610  Resona Holdings, Inc.(d)                                                      856
         13  Sapporo Hokuyo Holdings, Inc.(d)                                               49
     15,000  Tochigi Bank Ltd.(d)                                                           86
                                                                                    ----------
                                                                                         1,409
                                                                                    ----------


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60  | USAA CORNERSTONE STRATEGY FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
REINSURANCE (0.3%)
     15,100  Endurance Specialty Holdings Ltd.                                      $      407
      2,507  Enstar Group Ltd.*                                                            119
        700  Everest Reinsurance Group Ltd.                                                 55
      4,400  Flagstone Reinsurance Holdings Ltd.                                            45
      5,400  Greenlight Capital Re Ltd. "A"*                                                56
     23,906  Hannover Rueckversicherungs(d)                                                550
      1,400  IPC Holdings Ltd.                                                              39
      7,600  Montpelier Re Holdings Ltd.                                                   105
      6,203  Muenchener Rueckversicherungs-Gesellschaft AG(d)                              847
      1,800  PartnerRe Ltd.                                                                126
     10,100  RenaissanceRe Holdings Ltd.                                                   476
     35,384  SCOR SE(d)                                                                    693
     27,883  Swiss Re(d)                                                                 1,149
      9,500  Validus Holdings Ltd.                                                         221
                                                                                    ----------
                                                                                         4,888
                                                                                    ----------
SPECIALIZED FINANCE (0.1%)
      4,887  Deutsche Boerse AG(d)                                                         351
    158,300  IG Group Holdings(d)                                                          549
                                                                                    ----------
                                                                                           900
                                                                                    ----------
             Total Financials                                                           59,799
                                                                                    ----------
HEALTH CARE (1.5%)
------------------
BIOTECHNOLOGY (0.1%)
     35,281  CSL Ltd.(d)                                                                   812
                                                                                    ----------
HEALTH CARE DISTRIBUTORS (0.0%)
        196  Galenica AG(d)                                                                 56
     12,600  Suzuken Co. Ltd.(d)                                                           281
                                                                                    ----------
                                                                                           337
                                                                                    ----------
HEALTH CARE EQUIPMENT (0.1%)
      2,564  Cochlear Ltd.(d)                                                               93
     33,684  Fisher & Paykel Healthcare Corp. Ltd.(d)                                       57
      3,292  Orthofix International N.V.*                                                   39
      8,359  Synthes, Inc.(d)                                                              972
      2,100  Terumo Corp.(d)                                                                98
                                                                                    ----------
                                                                                         1,259
                                                                                    ----------
HEALTH CARE FACILITIES (0.0%)
     17,072  Southern Cross Healthcare Ltd.(d)                                              26
                                                                                    ----------
PHARMACEUTICALS (1.3%)
     34,000  Astellas Pharma, Inc.(d)                                                    1,387
     63,680  AstraZeneca plc(d)                                                          2,406
     15,712  Bayer AG(d)                                                                   817
      4,200  Daiichi Sankyo Co. Ltd.(d)                                                     86
    114,375  GlaxoSmithKline plc(d)                                                      1,981
     36,600  H Lundbeck A/S(d)                                                             690
     38,000  Mitsubishi Tanabe Pharma Corp.(d)                                             473
     76,303  Novartis AG(d)                                                              3,567
      6,375  Novo Nordisk A/S(d)                                                           326
     10,365  Roche Holdings AG(d)                                                        1,457
     45,315  Sanofi-Aventis S.A.(d)                                                      2,514
     60,262  Shire Ltd.(d)                                                                 834
     23,000  Takeda Pharmaceutical Co. Ltd.(d)                                           1,111
      1,700  Warner Chilcott Ltd. "A"*                                                      23
                                                                                    ----------
                                                                                        17,672
                                                                                    ----------
             Total Health Care                                                          20,106
                                                                                    ----------
INDUSTRIALS (2.0%)
------------------
AEROSPACE & DEFENSE (0.3%)
    142,108  BAE Systems plc(d)                                                            781
    567,800  Bombardier, Inc.                                                            1,987
    143,116  European Aeronautic Defense and Space Co. N.V.(d)                           2,273
      9,858  Rolls-Royce Group plc*(d)                                                      48
                                                                                    ----------
                                                                                         5,089
                                                                                    ----------
AIR FREIGHT & LOGISTICS (0.1%)
     55,358  Deutsche Post AG(d)                                                           798
      1,822  TNT N.V.(d)                                                                    38
      1,500  UTi Worldwide, Inc.                                                            16
                                                                                    ----------
                                                                                           852
                                                                                    ----------


================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  61

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
AIRPORT SERVICES (0.0%)
     18,204  BBA Aviation plc(d)                                                    $       22
                                                                                    ----------
BUILDING PRODUCTS (0.1%)
     80,000  Asahi Glass Co. Ltd.(d)                                                       450
     17,026  Compagnie De Saint Gobain(d)                                                  686
        302  Geberit AG(d)                                                                  28
    101,000  Nippon Sheet Glass Co. Ltd.(d)                                                293
     66,000  Sanwa Shutter Corp.(d)                                                        223
                                                                                    ----------
                                                                                         1,680
                                                                                    ----------
CONSTRUCTION & ENGINEERING (0.2%)
      5,790  ACS Actividades de Construccion y Servicios S.A.(d)                           230
    257,800  Balfour Beatty plc(d)                                                       1,223
      1,228  Bouygues S.A.(d)                                                               51
     26,000  JGC Corp.(d)                                                                  300
      7,000  Kinden Corp.(d)                                                                63
     21,564  Koninklijke Boskalis Westminster N.V.(d)                                      617
     12,000  Sanki Engineering Co. Ltd.(d)                                                  80
                                                                                    ----------
                                                                                         2,564
                                                                                    ----------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.1%)
      8,000  Hitachi Construction Machinery Co. Ltd.(d)                                     90
     50,600  Komatsu Ltd.(d)                                                               621
     18,214  MAN AG(d)                                                                     831
      5,305  Scania AB(d)                                                                   42
                                                                                    ----------
                                                                                         1,584
                                                                                    ----------
ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
     38,000  Furukawa Electric Co., Ltd.(d)                                                146
      8,289  Prysmian S.p.A.(d)                                                             93
     10,646  Schneider Electric S.A.(d)                                                    673
                                                                                    ----------
                                                                                           912
                                                                                    ----------
HEAVY ELECTRICAL EQUIPMENT (0.1%)
     47,446  ABB Ltd.*(d)                                                                  613
      9,275  Alstom S.A.(d)                                                                495
     99,000  Mitsubishi Electric Corp.(d)                                                  534
      3,012  Vestas Wind Systems A/S*(d)                                                   137
                                                                                    ----------
                                                                                         1,779
                                                                                    ----------
HIGHWAYS & RAILTRACKS (0.0%)
    299,376  Macquarie Infrastructure Group(d)                                             345
                                                                                    ----------
INDUSTRIAL CONGLOMERATES (0.2%)
      5,068  Cookson Group plc(d)                                                            8
    131,000  Hutchison Whampoa Ltd.(d)                                                     653
     18,734  Siemens AG(d)                                                               1,130
     13,974  Wendel(d)                                                                     641
                                                                                    ----------
                                                                                         2,432
                                                                                    ----------
INDUSTRIAL MACHINERY (0.2%)
     11,791  Alfa Laval AB(d)                                                               92
     42,153  Atlas Copco AB(d)                                                             298
     53,531  Boart Longyear Group(d)                                                         9
     29,137  Charter International plc(d)                                                  138
     53,168  Invensys plc*(d)                                                              136
     26,750  Konecranes Oyj(d)                                                             397
    256,000  Mitsubishi Heavy Industries Ltd.(d)                                         1,040
      5,000  NSK Ltd.(d)                                                                    19
     21,259  Trelleborg AB(d)                                                              115
      1,272  Vallourec S.A.(d)                                                             135
                                                                                    ----------
                                                                                         2,379
                                                                                    ----------
MARINE (0.1%)
        100  Eagle Bulk Shipping, Inc.                                                       1
      6,000  Kawasaki Kisen Kaish Ltd.(d)                                                   24
    121,000  Mitsui O.S.K. Lines Ltd.(d)                                                   647
     80,000  Neptune Orient Lines Ltd.(d)                                                   55
    211,000  Nippon Yusen Kabushiki Kaisha(d)                                            1,148
    111,000  Orient Overseas International Ltd.(d)                                         175


================================================================================

62  | USAA CORNERSTONE STRATEGY FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
     46,000  Pacific Basin Shipping Ltd.(d)                                         $       19
                                                                                    ----------
                                                                                         2,069
                                                                                    ----------
MARINE PORTS & SERVICES (0.0%)
     48,000  Kamigumi Co. Ltd.(d)                                                          376
                                                                                    ----------
RAILROADS (0.1%)
         54  Central Japan Railway Co.(d)                                                  457
         41  East Japan Railway Co.(d)                                                     316
                                                                                    ----------
                                                                                           773
                                                                                    ----------
RESEARCH & CONSULTING SERVICES (0.0%)
      2,718  Campbell Brothers, Ltd.(d)                                                     36
     42,211  Experian plc(d)                                                               258
                                                                                    ----------
                                                                                           294
                                                                                    ----------
SECURITY & ALARM SERVICES (0.1%)
     86,600  Securitas AB "B"(d)                                                           819
                                                                                    ----------
TRADING COMPANIES & DISTRIBUTORS (0.2%)
      4,800  Aircastle Ltd.                                                                 26
    138,000  Itochu Corp.(d)                                                               700
     91,000  Marubeni Corp.(d)                                                             319
     50,500  Mitsubishi Corp.(d)                                                           628
     41,000  Mitsui & Co. Ltd.(d)                                                          364
    102,800  Sumitomo Corp.(d)                                                             904
                                                                                    ----------
                                                                                         2,941
                                                                                    ----------
TRUCKING (0.1%)
     74,300  Arriva plc(d)                                                                 729
    109,200  FirstGroup plc(d)                                                             793
     48,000  SANKYU, Inc.(d)                                                               186
                                                                                    ----------
                                                                                         1,708
                                                                                    ----------
             Total Industrials                                                          28,618
                                                                                    ----------
INFORMATION TECHNOLOGY (1.1%)
-----------------------------
APPLICATION SOFTWARE (0.1%)
      2,300  Amdocs Ltd.*                                                                   43
      3,200  NSD Co. Ltd.(d)                                                                29
     25,453  SAP AG(d)                                                                     875
      2,300  Sumisho Computer Systems Corp.(d)                                              36
                                                                                    ----------
                                                                                           983
                                                                                    ----------
COMMUNICATIONS EQUIPMENT (0.1%)
     15,127  Alcatel-Lucent*(d)                                                             32
     15,000  Japan Radio Co., Ltd.(d)                                                       20
     99,722  Nokia Oyj(d)                                                                1,411
                                                                                    ----------
                                                                                         1,463
                                                                                    ----------
COMPUTER HARDWARE (0.0%)
     34,000  Fujitsu Ltd.(d)                                                               148
                                                                                    ----------
COMPUTER STORAGE & PERIPHERALS (0.1%)
     26,500  Gemalto N.V.*(d)                                                              627
     21,000  Mitsumi Electric Co. Ltd.(d)                                                  267
     12,600  Seiko Epson Corp.(d)                                                          181
                                                                                    ----------
                                                                                         1,075
                                                                                    ----------
DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
    255,946  Computershare Ltd.(d)                                                       1,111
                                                                                    ----------
ELECTRONIC COMPONENTS (0.1%)
     10,300  Hosiden Corp.(d)                                                              127
     69,000  Nippon Electric Glass Co. Ltd.(d)                                             395
     64,000  Yaskawa Electric Corp.(d)                                                     279
                                                                                    ----------
                                                                                           801
                                                                                    ----------
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
     21,100  FUJIFILM Holdings Corp.(d)                                                    510
     38,000  Hitachi Ltd.(d)                                                               176
     14,000  Shimadzu Corp.(d)                                                              93
                                                                                    ----------
                                                                                           779
                                                                                    ----------
HOME ENTERTAINMENT SOFTWARE (0.1%)
      6,600  Konami Corp.(d)                                                               149
      4,800  Nintendo Co. Ltd.(d)                                                        1,486
                                                                                    ----------
                                                                                         1,635
                                                                                    ----------
INTERNET SOFTWARE & SERVICES (0.0%)
     14,700  AsiaInfo Holdings, Inc.*                                                      162
      8,211  Telecity Group plc*(d)                                                         21
                                                                                    ----------
                                                                                           183
                                                                                    ----------
IT CONSULTING & OTHER SERVICES (0.0%)
      9,814  Cap Gemini S.A.(d)                                                            316


================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  63

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
      2,000   Hitachi Information Systems Ltd.(d)                                   $       40
     36,547   LogicaCMG plc(d)                                                              38
                                                                                    ----------
                                                                                           394
                                                                                    ----------
OFFICE ELECTRONICS (0.1%)
     12,600  Canon, Inc.(d)                                                                375
      2,000  Konica Minolta Holdings, Inc.(d)                                               15
     51,000  Ricoh Co. Ltd.(d)                                                             532
                                                                                    ----------
                                                                                           922
                                                                                    ----------
SEMICONDUCTORS (0.3%)
      8,470  Samsung Electronics Co. Ltd.(d)                                             2,802
     16,500  STMicroelectronics N.V.                                                       109
    338,200  Taiwan Semiconductor Manufacturing Co. Ltd. ADR                             2,418
                                                                                    ----------
                                                                                         5,329
                                                                                    ----------
SYSTEMS SOFTWARE (0.0%)
      3,800  Hitachi Software Engineering Co. Ltd.(d)                                       56
                                                                                    ----------
             Total Information Technology                                               14,879
                                                                                    ----------
MATERIALS (1.7%)
----------------
COMMODITY CHEMICALS (0.0%)
      7,300  Lintec Corp.(d)                                                                81
      1,181  Tessenderlo Chemie N.V.(d)                                                     35
                                                                                    ----------
                                                                                           116
                                                                                    ----------
CONSTRUCTION MATERIALS (0.0%)
        892  Holcim Ltd.(d)                                                                 40
      6,832  Lafarge S.A.(d)                                                               377
                                                                                    ----------
                                                                                           417
                                                                                    ----------
DIVERSIFIED CHEMICALS (0.2%)
     28,467  AkzoNobel N.V.(d)                                                             973
     38,850  BASF AG(d)                                                                  1,250
     71,000  Mitsubishi Gas Chemical Co., Inc.(d)                                          271
     71,400  Orica Ltd.(d)                                                                 730
     14,000  Toagosei Co. Ltd.(d)                                                           35
     32,000  Ube Industries, Ltd.(d)                                                        64
                                                                                    ----------
                                                                                         3,323
                                                                                    ----------
DIVERSIFIED METALS & MINING (0.7%)
    133,371  BHP Billiton Ltd.(d),(e)                                                    2,680
     62,826  BHP Billiton plc(d)                                                         1,143
     15,650  Boliden AB(d)                                                                  37
    380,200  Companhia Vale Do Rio Doce ADR                                              4,540
     23,000  Mitsubishi Materials Corp.(d)                                                  46
     11,422  Rio Tinto Ltd.(d)                                                             352
     24,621  Rio Tinto plc(d)                                                              614
                                                                                    ----------
                                                                                         9,412
                                                                                    ----------
FERTILIZERS & AGRICULTURAL CHEMICALS (0.3%)
     58,123  Incitec Pivot Ltd.(d)                                                         102
    203,176  Israel Chemicals Ltd. (ICL)(d)                                              1,192
      8,725  K+S AG(d)                                                                     396
      7,810  Syngenta AG(d)                                                              1,389
     32,684  Yara International ASA(d)                                                     548
                                                                                    ----------
                                                                                         3,627
                                                                                    ----------
PAPER PACKAGING (0.1%)
   286,050   Amcor Ltd.(d)                                                               1,117
                                                                                    ----------
PAPER PRODUCTS (0.0%)
      9,900  Domtar Corp.*                                                                  14
     69,955  Mondi plc(d)                                                                  179
                                                                                    ----------
                                                                                           193
                                                                                    ----------
SPECIALTY CHEMICALS (0.1%)
     80,444  Koninklijke DSM N.V.(d)                                                     1,867
     18,000  Tokuyama Corp.(d)                                                             138
                                                                                    ----------
                                                                                         2,005
                                                                                    ----------
STEEL (0.3%)
     38,321  ArcelorMittal ADR(d)                                                          923
     14,600  Gerdau S.A.                                                                    77
     28,700  JFE Holdings, Inc.(d)                                                         697
      2,900  Kyoei Steel Ltd.(d)                                                            43

================================================================================

64  | USAA CORNERSTONE STRATEGY FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
      1,500  Maruichi Steel Tube Ltd.(d)                                            $       36
    160,000  Nippon Steel Corp.(d)                                                         500
     88,014  Onesteel Ltd.(d)                                                              149
      7,757  Salzgitter AG(d)                                                              541
      6,900  SSAB Svenskt Stal AB "A"(d)                                                    55
     33,327  ThyssenKrupp AG(d)                                                            682
     14,568  voestalpine AG(d)                                                             308
     10,500  Yamato Kogyo Co.(d)                                                           235
                                                                                    ----------
                                                                                         4,246
                                                                                    ----------
             Total Materials                                                            24,456
                                                                                    ----------
TELECOMMUNICATION SERVICES (1.8%)
---------------------------------
ALTERNATIVE CARRIERS (0.0%)
      6,000  Global Crossing Ltd.*                                                          46
                                                                                    ----------
INTEGRATED TELECOMMUNICATION SERVICES (0.7%)
    266,686  BT Group plc(d)                                                               552
     61,700  Chunghwa Telecom Co. Ltd. ADR                                                 965
     23,138  Deutsche Telekom AG(d)                                                        322
     56,148  France Telecom S.A.(d)                                                      1,450
        350  Nippon Telegraph & Telephone Corp.(d)                                       1,523
     88,551  Portugal Telecom SGPS S.A.(d)                                                 656
    438,510  Telecom Italia S.p.A.(d)                                                      599
    738,823  Telecom Italia S.p.A.(d)                                                      634
    114,978  Telefonica S.A.(d)                                                          2,335
    127,809  Telekomunikacja Polska S.A.(d)                                                838
     29,610  Teliasonera AB(d)                                                             133
    108,621  Telstra Corp. Ltd.(d)                                                         290
                                                                                    ----------
                                                                                        10,297
                                                                                    ----------
WIRELESS TELECOMMUNICATION SERVICES (1.1%)
    117,200  America Movil S.A.B. de C.V. ADR "L"                                        3,516
    610,000  China Mobile Ltd.(d)                                                        5,592
        269  KDDI Corp.(d)                                                               1,749
     78,655  MTN Group Ltd.(d)                                                             822
        273  NTT DoCoMo, Inc.(d)                                                           453
     11,200  Telenor ASA(d)                                                                 61
  1,582,933  Vodafone Group plc(d)                                                       3,093
                                                                                    ----------
                                                                                        15,286
                                                                                    ----------
             Total Telecommunication Services                                           25,629
                                                                                    ----------
UTILITIES (1.3%)
----------------
ELECTRIC UTILITIES (0.8%)
      7,100  Chubu Electric Power Co., Inc.(d)                                             195
     85,800  Drax Group plc(d)                                                             809
     72,102  E.ON AG(d)                                                                  2,543
    514,829  Enel S.p.A.(d)                                                              3,233
      1,981  Fortum Oyj(d)                                                                  40
     39,600  Hokkaido Electric Power Co., Inc.(d)                                          925
      6,500  Hokuriku Electric Power Co.(d)                                                165
    154,500  Hong Kong Electric Holdings Ltd.(d)                                           865
     90,624  Iberdrola S.A.(d)                                                             675
      5,353  Oest Elektrizitats(d)                                                         237
     19,711  Scottish & Southern Energy plc(d)                                             334
     21,600  Tohoku Electric Power Co., Inc.(d)                                            524
     22,000  Tokyo Electric Power Co., Inc.(d)                                             653
                                                                                    ----------
                                                                                        11,198
                                                                                    ----------
GAS UTILITIES (0.2%)
     21,163  Gas Natural SDG S.A.(d)                                                       586
     45,455  Gaz de France S.A.(d)                                                       1,830
      5,000  Osaka Gas Co. Ltd.(d)                                                          19
     19,000  Toho Gas Co., Ltd.(d)                                                         110
                                                                                    ----------
                                                                                         2,545
                                                                                    ----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
     24,400  Electric Power Development Co. Ltd.(d)                                        852
     81,123  Iberdrola Renewables S.A.*(d)                                                 273
     39,628  International Power plc(d)                                                    158
                                                                                    ----------
                                                                                         1,283
                                                                                    ----------

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                                                  PORTFOLIO OF INVESTMENTS |  65

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
----------------------------------------------------------------------------------------------

PRINCIPAL                                                                               MARKET
AMOUNT                                                                                   VALUE
$(000)/SHARES  SECURITY                                                                  (000)
----------------------------------------------------------------------------------------------
MULTI-UTILITIES (0.2%)
      207,931  Centrica plc(d)                                                      $      759
      103,423  National Grid plc(d)                                                      1,075
       20,747  RWE AG(d)                                                                 1,751
        8,471  Veolia Environnement S.A.(d)                                                211
                                                                                    ----------
                                                                                         3,796
                                                                                    ----------
WATER UTILITIES (0.0%)
          700  Consolidated Water Co. Ltd.                                                   7
                                                                                    ----------
               Total Utilities                                                          18,829
                                                                                    ----------
               Total Common Stocks (cost: $442,579)                                    265,589
                                                                                    ----------
PREFERRED SECURITIES (0.5%)

CONSUMER DISCRETIONARY (0.0%)
-----------------------------
AUTOMOBILE MANUFACTURERS (0.0%)
        1,608  Porsche AG(d)                                                               104
                                                                                    ----------
FINANCIALS (0.5%)
-----------------
DIVERSIFIED BANKS (0.1%)
      193,200  Banco Bradesco S.A.                                                       2,069
                                                                                    ----------
MULTI-LINE INSURANCE (0.0%)
       80,625  Unipol Gruppo Finanziario S.p.A.(d)                                          82
                                                                                    ----------
PROPERTY & CASUALTY INSURANCE (0.1%)
       20,000  Axis Capital Holdings Ltd., 7.50%, perpetual                              1,066
       $2,000  White Mountains Re Group, 7.51%, perpetual(a)                               915
                                                                                    ----------
                                                                                         1,981
                                                                                    ----------
REINSURANCE (0.3%)
        3,000  Ram Holdings Ltd., 7.50%, non-cumulative, perpetual*                      2,021
       $3,000  Swiss Re Capital I LP, 6.85%, perpetual(a)                                1,515
                                                                                    ----------
                                                                                         3,536
                                                                                    ----------
               Total Financials                                                          7,668
                                                                                    ----------
               Total Preferred Securities (cost: $12,804)                                7,772
                                                                                    ----------
RIGHTS (0.0%)

FINANCIALS (0.0%)
-----------------
OTHER DIVERSIFIED FINANCIAL SERVICES (0.0%)
       71,292  Fortis, acquired 10/13/2008; cost $0(c)                                      --
       58,200  Swedbank AB*                                                                 --
                                                                                    ----------
               Total Financials                                                             --
                                                                                    ----------
INDUSTRIALS (0.0%)
------------------
AEROSPACE & DEFENSE (0.0%)
      563,877  Rolls-Royce Group plc(d)                                                      1
                                                                                    ----------
MATERIALS (0.0%)
----------------
FERTILIZERS & AGRICULTURAL CHEMICALS (0.0%)
       22,355  Incitec Pivot Ltd.(d)                                                        --
                                                                                    ----------
UTILITIES (0.0%)
----------------
MULTI-UTILITIES (0.0%)
       77,974  Centrica plc*                                                                88
                                                                                    ----------
               Total Rights (cost: $1)                                                      89
                                                                                    ----------
               Total International Equity Securities (cost: $455,384)                  273,450
                                                                                    ----------
PRECIOUS METALS AND MINERALS SECURITIES (3.3%)

GOLD (2.6%)

AFRICAN GOLD COMPANIES (0.1%)
      270,000  Gold Fields Ltd. ADR                                                      2,219
                                                                                    ----------

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66  | USAA CORNERSTONE STRATEGY FUND

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
----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
AUSTRALIAN GOLD COMPANIES (0.3%)
  1,600,000  Lihir Gold Ltd.*(d)                                                    $    2,309
    140,000  Newcrest Mining Ltd.(d)                                                     2,254
                                                                                    ----------
                                                                                         4,563
                                                                                    ----------
EUROPEAN GOLD COMPANIES (0.2%)
     60,000  Randgold Resources Ltd. ADR                                                 2,294
                                                                                    ----------
NORTH AMERICAN GOLD COMPANIES (1.8%)
     60,000  Agnico-Eagle Mines Ltd.                                                     2,260
      4,600  Allied Nevada Gold Corp.*                                                      13
     80,000  Barrick Gold Corp.                                                          2,357
    400,000  Eldorado Gold Corp.*                                                        2,280
    500,000  Gammon Gold, Inc.*                                                          1,515
     80,000  Goldcorp, Inc.                                                              2,158
    500,000  IAMGOLD Corp.                                                               2,350
    150,000  Kinross Gold Corp.                                                          2,212
     74,400  Newmont Mining Corp.                                                        2,503
    500,000  Red Back Mining, Inc.*                                                      2,516
     68,000  Royal Gold, Inc.                                                            2,720
    400,000  Yamana Gold, Inc.                                                           2,324
                                                                                    ----------
                                                                                        25,208
                                                                                    ----------
SOUTH AMERICAN GOLD COMPANIES (0.2%)
    140,000  Compania de Minas Buenaventura S.A. ADR                                     2,520
                                                                                    ----------
             Total Gold                                                                 36,804
                                                                                    ----------
PLATINUM GROUP METALS (0.3%)
     50,000  Anglo Platinum Ltd.(d)                                                      2,302
    180,000  Impala Platinum Holdings Ltd.(d)                                            2,214
      1,700  Stillwater Mining Co.*                                                          5
                                                                                    ----------
             Total Platinum Group Metals                                                 4,521
                                                                                    ----------
SILVER (0.4%)
      3,500  Apex Silver Mines Ltd.*                                                         3
     80,000  Coeur d'Alene Mines Corp.*                                                     54
     24,000  Hecla Mining Co.*                                                              56
    160,000  Pan American Silver Corp.*                                                  2,266
    650,000  Silver Wheaton Corp.*                                                       2,242
                                                                                    ----------
             Total Silver                                                                4,621
                                                                                    ----------
             Total Precious Metals and Minerals Securities (cost: $57,074)              45,946
                                                                                    ----------
REAL ESTATE EQUITY SECURITIES (1.0%)

DIVERSIFIED REAL ESTATE ACTIVITIES (0.2%)
        300  AMREP Corp.*                                                                    9
     50,000  CB Richard Ellis Group, Inc. "A"*                                             228
     26,000  Chinese Estates Holdings Ltd.(d)                                               19
      9,413  Comfort Systems USA, Inc.                                                      79
        900  Consolidated-Tomoka Land Co.                                                   31
      3,400  Forestar Real Estate Group, Inc.*                                              16
      1,700  FX Real Estate and Entertainment, Inc.*                                         1
      3,400  G & K Services, Inc. "A"                                                       80
      2,200  Grubb & Ellis Co.                                                               3
     66,000  Henderson Land Development Co. Ltd.(d)                                        225
     29,100  Leopalace21 Corp.(d)                                                          273
        400  Maui Land & Pineapple Co., Inc.*                                                4
     10,200  McGrath RentCorp                                                              183
      8,000  Meruelo Maddux Properties, Inc.*                                                4
     16,800  Nomura Real Estate Holdings, Inc.(d)                                          250
      1,800  St. Joe Co.*                                                                   47
        300  Stratus Properties, Inc.*                                                       5
        900  Tejon Ranch Co.*                                                               23
      2,400  Thomas Weisel Partners Group, Inc.                                              5
     40,000  Tokyu Land Corp.(d)                                                           112
        200  United Capital Corp.*                                                           4

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                                                  PORTFOLIO OF INVESTMENTS |  67

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
----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
     65,000  Wharf (Holdings) Ltd.(d)                                               $      153
    241,000  Wheelock & Co. Ltd.(d)                                                        460
                                                                                    ----------
                                                                                         2,214
                                                                                    ----------
REAL ESTATE DEVELOPMENT (0.0%)
     17,000  Cheung Kong Holdings Ltd.(d)                                                  159
                                                                                    ----------
REAL ESTATE OPERATING COMPANIES (0.0%)
     30,085  Atrium European Real Estate Ltd.*(d)                                           75
     16,000  Hysan Development Co., Ltd.(d)                                                 25
     12,495  IMMOFINANZ Immobilien Anlagen AG*(d)                                            5
                                                                                    ----------
                                                                                           105
                                                                                    ----------
REAL ESTATE SERVICES (0.0%)
        700  K.K. DaVinci Advisors*(d)                                                      54
                                                                                    ----------
REITs - DIVERSIFIED (0.1%)
      1,100  CapLease, Inc.                                                                  2
     44,500  Colonial Properties Trust                                                     252
      8,600  Cousins Properties, Inc.                                                       93
    108,472  GPT Group(d)                                                                   67
      5,500  Investors Real Estate Trust                                                    54
      1,800  Liberty Property Trust, Inc.                                                   34
        800  One Liberty Properties, Inc.                                                    8
      1,500  PS Business Parks, Inc.                                                        72
      1,600  Vornado Realty Trust                                                           86
      5,200  Washington REIT                                                               138
      5,300  Winthrop Realty Trust                                                          12
                                                                                    ----------
                                                                                           818
                                                                                    ----------
REITs - INDUSTRIAL (0.0%)
      1,000  AMB Property Corp.                                                             17
     16,200  DCT Industrial Trust, Inc.                                                     73
        400  DuPont Fabros Technology, Inc.                                                  1
      2,400  EastGroup Properties, Inc.                                                     77
      8,600  First Industrial Realty Trust, Inc.                                            74
      2,700  First Potomac Realty Trust                                                     22
    289,314  ING Industrial Fund(d)                                                         83
    359,571  Macquarie Goodman Group(d)                                                    228
      2,100  Monmouth Real Estate Investment Corp. "A"                                      15
      5,200  ProLogis                                                                       20
                                                                                    ----------
                                                                                           610
                                                                                    ----------
REITs - MORTGAGE (0.1%)
        500  American Capital Agency Corp.                                                  10
      5,700  Annaly Capital Management, Inc.                                                82
     11,600  Anthracite Capital, Inc.                                                       35
      7,700  Anworth Mortgage Asset Corp.                                                   49
      2,500  Arbor Realty Trust, Inc.                                                        7
      3,600  Capital Trust, Inc. "A"                                                        18
     75,000  CapitalSource, Inc.                                                           391
      5,400  Capstead Mortgage Corp.                                                        57
      1,300  Care Investment Trust, Inc.                                                    11
      1,500  Chimera Investment Corp.                                                        4
      2,500  Douglas Emmett, Inc.                                                           26
      9,900  Gramercy Capital Corp.                                                         11
      9,800  Hatteras Financial Corp.                                                      253
      1,300  iStar Financial, Inc.                                                           2
      3,900  JER Investors Trust, Inc.                                                       5
     18,600  MFA Mortgage Investments, Inc.                                                115
      1,900  Newcastle Investment Corp.                                                      3
     10,500  NorthStar Realty Finance Corp.                                                 36
      3,100  RAIT Financial Trust                                                            7
      6,300  Redwood Trust, Inc.                                                            82
      2,100  Resource Capital Corp.                                                          6
                                                                                    ----------
                                                                                         1,210
                                                                                    ----------

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68  | USAA CORNERSTONE STRATEGY FUND

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
----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
REITs - OFFICE (0.1%)
        400  Alexandria Real Estate Equities, Inc.                                  $       18
      8,100  BioMed Realty Trust, Inc.                                                      75
      1,300  Boston Properties, Inc.                                                        69
     53,700  Brandywine Realty Trust                                                       264
      3,800  Corporate Office Properties Trust                                             113
        800  Digital Realty Trust, Inc.                                                     22
      3,000  Duke Realty Corp.                                                              25
      5,500  Franklin Street Properties Corp.                                               70
      6,200  Highwoods Properties, Inc.                                                    148
     24,500  HRPT Properties Trust                                                          68
        600  Kilroy Realty Corp.                                                            18
      5,000  Lexington Realty Trust                                                         24
     15,600  Mack-Cali Realty Corp.                                                        296
     55,747  Macquarie Office Trust Ltd.(d)                                                 11
      7,000  Maguire Properties, Inc.                                                       13
      2,000  Mission West Properties, Inc.                                                  15
      1,500  Parkway Properties, Inc.                                                       21
     17,900  SL Green Realty Corp.                                                         339
                                                                                    ----------
                                                                                         1,609
                                                                                    ----------
REITs - RESIDENTIAL (0.1%)
      4,100  American Campus Communities, Inc.                                              92
      1,950  Apartment Investment & Management Co. "A"                                      22
      1,500  Associated Estates Realty Corp.                                                13
        800  AvalonBay Communities, Inc.                                                    49
      1,000  BRE Properties, Inc. "A"                                                       29
      1,100  Camden Property Trust                                                          29
      2,700  Education Realty Trust, Inc.                                                   12
      1,900  Equity LifeStyle Properties, Inc.                                              66
      3,100  Equity Residential Properties Trust                                            94
        300  Essex Property Trust, Inc.                                                     26
      3,000  Home Properties, Inc.                                                         117
      2,400  Mid-America Apartment Communities, Inc.                                        89
      4,300  Post Properties, Inc.                                                          67
      1,600  Sun Communities, Inc.                                                          18
      1,300  UDR, Inc.                                                                      20
                                                                                    ----------
                                                                                           743
                                                                                    ----------
REITs - RETAIL (0.1%)
      3,194  Acadia Realty Trust                                                            45
        800  Agree Realty Corp.                                                             11
        200  Alexander's, Inc.                                                              43
      1,300  CBL & Associates Properties, Inc.                                               5
      3,700  Cedar Shopping Centers, Inc.                                                   17
      2,500  Developers Diversified Realty Corp.                                            12
      3,100  Equity One, Inc.                                                               51
        600  Federal Realty Investment Trust                                                35
     13,800  Getty Realty Corp.                                                            258
      4,000  Glimcher Realty Trust                                                           9
      5,800  Inland Real Estate Corp.                                                       65
      2,300  Kimco Realty Corp.                                                             32
      2,000  Kite Realty Group Trust                                                         8
     12,690  Land Securities Group plc(d)                                                  184
      1,500  Macerich Co.                                                                   20
     23,400  National Retail Properties, Inc.                                              314
     36,700  Pennsylvania REIT                                                             165
      1,538  Ramco-Gershenson Properties Trust                                               8
     18,800  Realty Income Corp.                                                           380
        800  Regency Centers Corp.                                                          28
        900  Saul Centers, Inc.                                                             32
      2,300  Simon Property Group, Inc.                                                    109
      3,100  Tanger Factory Outlet Centers, Inc.                                           114
      1,000  Taubman Centers, Inc.                                                          24

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                                                  PORTFOLIO OF INVESTMENTS |  69

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
----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
        979  Unibail-Rodamco(d)                                                     $      132
      2,000  Urstadt Biddle Properties, Inc. "A"                                            31
      1,600  Weingarten Realty Investors                                                    23
                                                                                    ----------
                                                                                         2,155
                                                                                    ----------
REITs - SPECIALIZED (0.3%)
     12,200  Ashford Hospitality Trust, Inc.                                                19
      1,200  Cogdell Spencer, Inc.                                                          10
      8,400  DiamondRock Hospitality Co.                                                    31
     11,900  Entertainment Properties Trust                                                292
      7,900  Extra Space Storage, Inc.                                                      70
      5,900  FelCor Lodging Trust, Inc.                                                     10
      2,900  HCP, Inc.                                                                      60
      1,100  Health Care REIT, Inc.                                                         42
      5,700  Healthcare Realty Trust, Inc.                                                 109
      4,600  Hersha Hospitality Trust                                                       16
      1,900  Hospitality Properties Trust                                                   22
      5,400  Host Hotels & Resorts, Inc.                                                    41
     25,800  LaSalle Hotel Properties                                                      227
     13,600  LTC Properties, Inc.                                                          265
     42,900  Medical Properties Trust, Inc.                                                267
     12,100  National Health Investors, Inc.                                               273
      1,000  Nationwide Health Properties, Inc.                                             23
      7,900  OMEGA Healthcare Investors, Inc.                                              105
      1,800  Plum Creek Timber Co., Inc.                                                    64
      3,600  Potlatch Corp.                                                                 96
     18,200  Public Storage                                                              1,272
        800  Rayonier, Inc.                                                                 27
     25,300  Senior Housing Properties Trust                                               352
      2,100  Sovran Self Storage, Inc.                                                      57
      2,100  Strategic Hotel Capital, Inc.                                                   2
     52,800  Sunstone Hotel Investors, Inc.                                                252
      5,000  U-Store-It Trust                                                               27
      1,200  Universal Health Realty Income Trust                                           38
      1,400  Ventas, Inc.                                                                   32
                                                                                    ----------
                                                                                         4,101
                                                                                    ----------
             Total Real Estate Equity Securities (cost: $23,291)                        13,778
                                                                                    ----------

----------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                         COUPON
(000)       SECURITY                                            RATE      MATURITY
----------------------------------------------------------------------------------------------
            BONDS (25.3%)

            CORPORATE OBLIGATIONS (11.0%)

            CONSUMER DISCRETIONARY (1.1%)
            -----------------------------
            APPAREL & ACCESSORIES & LUXURY GOODS (0.2%)
$    1,000  Kellwood Co.                                         7.88%   7/15/2009         805
     2,861  Kellwood Co.                                         7.63   10/15/2017       1,187
                                                                                    ----------
                                                                                         1,992
                                                                                    ----------

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70  | USAA CORNERSTONE STRATEGY FUND

================================================================================

--------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                   MARKET
AMOUNT                                                         COUPON                        VALUE
(000)       SECURITY                                            RATE      MATURITY           (000)
--------------------------------------------------------------------------------------------------
            BROADCASTING (0.5%)
$    2,000  Charter Communications Operating LLC(a)             8.00%     4/30/2012     $    1,435
     2,000  Cox Enterprises, Inc.(a)                            7.38      6/15/2009          1,943
     3,350  Liberty Media Corp.                                 7.88      7/15/2009          3,300
     1,000  Liberty Media Corp.                                 5.70      5/15/2013            676
                                                                                        ----------
                                                                                             7,354
                                                                                        ----------
            CASINOS & GAMING (0.0%)
     1,000  Harrah's Operating Co., Inc.                        5.63      6/01/2015            142
                                                                                        ----------
            HOMEBUILDING (0.2%)
     3,500  Centex Corp.                                        7.50      1/15/2012          2,555
                                                                                        ----------
            HOTELS, RESORTS, & CRUISE LINES (0.1%)
     2,000  Royal Caribbean Cruises Ltd.                        7.25      6/15/2016          1,150
                                                                                        ----------
            HOUSEHOLD APPLIANCES (0.1%)
     3,000  Stanley Works Capital Trust I                       5.90     12/01/2045          1,561
                                                                                        ----------
            Total Consumer Discretionary                                                    14,754
                                                                                        ----------
            ENERGY (0.2%)
            -------------
            OIL & GAS REFINING & MARKETING (0.0%)
       500  Ultramar Diamond Shamrock Corp.                     6.75     10/15/2037            499
                                                                                        ----------
            OIL & GAS STORAGE & TRANSPORTATION (0.2%)
     2,500  Sabine Pass LNG, LP                                 7.25     11/30/2013          1,800
     2,000  TEPPCO Partners, LP                                 7.00      6/01/2067          1,010
                                                                                        ----------
                                                                                             2,810
                                                                                        ----------
            Total Energy                                                                     3,309
                                                                                        ----------
            FINANCIALS (7.2%)
            -----------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
     3,500  American Capital Strategies Ltd.                    6.85      8/01/2012          1,971
                                                                                        ----------
            CONSUMER FINANCE (0.6%)
     1,500  Ford Motor Credit Co. LLC                           7.80      6/01/2012            647
     2,000  Ford Motor Credit Co. LLC                           7.00     10/01/2013            842
     4,900  General Motors Acceptance Corp.                     6.75     12/01/2014          1,594
     4,000  SLM Corp.                                           3.74(f)   1/26/2009          3,859
     2,000  SLM Corp.                                           6.75(f)   6/01/2009          1,532
                                                                                        ----------
                                                                                             8,474
                                                                                        ----------
            DIVERSIFIED BANKS (0.6%)
     4,125  BayernLB Capital Trust I                            6.20             --(g)       1,352
     1,000  Emigrant Bancorp, Inc.(a)                           6.25      6/15/2014            803
       800  National City Bank                                  4.25      1/29/2010            757
       364  U.S. Central Credit Union                           2.70      9/30/2009            357

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  71

================================================================================

--------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                   MARKET
AMOUNT                                                         COUPON                        VALUE
(000)       SECURITY                                            RATE      MATURITY           (000)
--------------------------------------------------------------------------------------------------
$    3,000  USB Realty Corp.(a)                                 6.09%            --(g)  $    1,351
     3,500  Wachovia Corp.                                      7.98             --(g)       2,518
     1,000  Wells Fargo Capital XIII                            7.70             --(g)         812
     1,000  Wells Fargo Capital XV                              9.75             --(g)         946
                                                                                        ----------
                                                                                             8,896
                                                                                        ----------
            INVESTMENT BANKING & BROKERAGE (0.1%)
     2,000  First Republic Bank Corp.                           7.75      9/15/2012          1,710
                                                                                        ----------
            LIFE & HEALTH INSURANCE (0.5%)
     2,000  Great-West Life & Annuity Insurance Co.(a)          7.15      5/16/2046          1,437
     2,000  Lincoln National Corp.                              7.00      5/17/2066            788
     1,000  Lincoln National Corp.                              6.05      4/20/2067            411
     2,500  MetLife Capital Trust IV(a)                         7.88     12/15/2037          1,461
     2,500  Prudential Financial, Inc.                          8.88      6/15/2038          1,354
     2,000  StanCorp Financial Group, Inc.                      6.90      5/29/2067          1,244
                                                                                        ----------
                                                                                             6,695
                                                                                        ----------
            MULTI-LINE INSURANCE (0.7%)
     1,000  AGFC Capital Trust I(a)                             6.00      1/15/2067            207
     3,000  American International Group, Inc.(a)               8.18      5/15/2058            998
    10,012  Genworth Financial, Inc.                            6.15     11/15/2066            955
     3,000  Glen Meadow(a)                                      6.51      2/12/2067          1,491
     4,500  Oil Casualty Insurance Ltd.(a)                      8.00      9/15/2034          4,510
     3,000  Oil Insurance Ltd.(a)                               7.56             --(g)       1,254
                                                                                        ----------
                                                                                             9,415
                                                                                        ----------
            MULTI-SECTOR HOLDINGS (0.2%)
     1,000  Leucadia National Corp.                             7.00      8/15/2013            835
     2,000  Leucadia National Corp.                             8.65      1/15/2027          1,750
                                                                                        ----------
                                                                                             2,585
                                                                                        ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
     3,000  AgFirst Farm Credit Bank                            6.59             --(g)       1,828
     2,000  Bank of America Corp.                               8.13             --(g)       1,408
     3,000  JPMorgan Chase & Co.                                7.90             --(g)       2,354
                                                                                        ----------
                                                                                             5,590
                                                                                        ----------
            PROPERTY & CASUALTY INSURANCE (1.4%)
     1,530  Assured Guaranty U.S. Holdings, Inc.                7.00      6/01/2034          1,381
     2,000  Assured Guaranty U.S. Holdings, Inc.                6.40     12/15/2066            508
     2,000  Fidelity National Title Group, Inc.                 7.30      8/15/2011          2,148
     1,500  Fidelity National Title Group, Inc.                 5.25      3/15/2013          1,529
     3,000  Fund American Companies, Inc.                       5.88      5/15/2013          2,243
     3,000  Liberty Mutual Group, Inc.(a)                       7.00      3/15/2037          1,686
     3,000  MBIA Insurance Co.(a)                              14.00      1/15/2033          1,351
     2,070  Ohio Casualty Corp.                                 7.30      6/15/2014          1,910

================================================================================

72  | USAA CORNERSTONE STRATEGY FUND

================================================================================

--------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                   MARKET
AMOUNT                                                         COUPON                        VALUE
(000)       SECURITY                                            RATE      MATURITY           (000)
--------------------------------------------------------------------------------------------------
$    3,500  Progressive Corp.                                   6.70%     6/15/2037     $    1,862
     1,250  Radian Group, Inc.                                  7.75      6/01/2011            631
     1,000  RLI Corp.                                           5.95      1/15/2014          1,035
     3,000  Syncora Holdings Ltd.                               6.88             --(g)           4
     3,000  Travelers Companies, Inc.                           6.25      3/15/2037          1,661
     4,000  XL Capital Ltd.                                     6.50             --(g)       1,201
                                                                                        ----------
                                                                                            19,150
                                                                                        ----------
            REGIONAL BANKS (1.6%)
    10,000  CBG Florida REIT Corp.(a)                           7.11             --(g)         189
     3,000  Cullen/Frost Bankers, Inc.                          5.75      2/15/2017          3,082
     4,500  Fifth Third Capital Trust IV                        6.50      4/15/2037          2,145
     4,000  Fulton Capital Trust I                              6.29      2/01/2036          1,610
     4,000  Huntington Capital III                              6.65      5/15/2037          1,686
     3,000  National City Preferred Capital Trust I            12.00             --(g)       2,760
     4,000  PNC Preferred Funding Trust(a)                      6.52             --(g)       1,684
     3,000  Popular North America Capital Trust I               6.56      9/15/2034          1,706
     3,500  Regions Financing Trust II                          6.63      5/15/2047          1,549
     3,000  TCF National Bank                                   5.50      2/01/2016          2,681
     4,500  Webster Capital Trust IV                            7.65      6/15/2037          1,896
     3,000  Zions Bancorp                                       5.50     11/16/2015          2,144
                                                                                        ----------
                                                                                            23,132
                                                                                        ----------
            REITs - DIVERSIFIED (0.1%)
     2,000  Washington REIT                                     5.25      1/15/2014          1,405
                                                                                        ----------
            REITs - RETAIL (0.1%)
     1,000  New Plan Excel Realty Trust                         7.40      9/15/2009            375
     1,000  Rouse Co.                                           8.00      4/30/2009            305
     2,000  Rouse Co.                                           7.20      9/15/2012            490
     2,000  Rouse Co. LP(a)                                     6.75      5/01/2013            450
                                                                                        ----------
                                                                                             1,620
                                                                                        ----------
            REITs - SPECIALIZED (0.0%)
     1,000  Hospitality Properties Trust                        5.13      2/15/2015            553
                                                                                        ----------
            SPECIALIZED FINANCE (0.1%)
     3,000  Financial Security Assurance Holdings Ltd.(a)       6.40     12/15/2066            937
                                                                                        ----------
            THRIFTS & MORTGAGE FINANCE (0.7%)
       600  Countrywide Financial Corp.                         5.00     12/15/2009            558
     1,000  Countrywide Financial Corp.                         4.50      6/15/2010            957
     1,000  Countrywide Home Loan                               4.00      3/22/2011            934
     2,185  Independence Community Bank Corp.                   5.26(f)   6/20/2013          1,759
     3,000  Independence Community Bank Corp.                   3.75      4/01/2014          2,421
     3,000  Roslyn Bancorp, Inc.                                7.50     12/01/2008          3,000
     1,050  Sovereign Bank                                      4.51(f)   8/01/2013            641

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  73

================================================================================

--------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                   MARKET
AMOUNT                                                         COUPON                        VALUE
(000)       SECURITY                                            RATE      MATURITY           (000)
--------------------------------------------------------------------------------------------------
$    2,500  Washington Mutual Preferred Funding Trust I(a),(h)  6.53%            --(g)  $        2
     2,000  Washington Mutual Preferred Funding Trust IV(a),(h) 9.75             --(g)           1
                                                                                        ----------
                                                                                            10,273
                                                                                        ----------
            Total Financials                                                               102,406
                                                                                        ----------
            INDUSTRIALS (0.3%)
            ------------------
            AIRLINES (0.1%)
       106  America West Airlines, Inc.                         6.85      7/02/2009            104
     1,545  America West Airlines, Inc. (INS)                   7.93      1/02/2019          1,301
                                                                                        ----------
                                                                                             1,405
                                                                                        ----------
            BUILDING PRODUCTS (0.2%)
     3,500  USG Corp.                                           6.30     11/15/2016          2,065
                                                                                        ----------
            Total Industrials                                                                3,470
                                                                                        ----------
            UTILITIES (2.2%)
            ----------------
            ELECTRIC UTILITIES (1.4%)
     2,538  Cedar Brakes II, LLC(a)                             9.88      9/01/2013          2,639
     3,000  Entergy Louisiana, Inc.                             5.83     11/01/2010          2,907
     2,000  FPL Group Capital, Inc.                             6.35     10/01/2066          1,101
     2,000  Illinois Power Co.                                  6.13     11/15/2017          1,724
     4,000  Monongahela Power Co.                               7.36      1/15/2010          3,894
     1,255  Oglethorpe Power Corp.                              6.97      6/30/2011          1,273
     1,475  Power Contract Financing, LLC(a)                    6.26      2/01/2010          1,436
     3,000  PPL Capital Funding, Inc.                           6.70      3/30/2067          1,352
     1,000  Sierra Pacific Power Co.                            6.25      4/15/2012            996
       993  Texas Competitive Electric Holding Co., LLC(i)      5.89     10/10/2014            681
       993  Texas Competitive Electric Holding Co., LLC(i)      8.62     10/10/2014            678
     1,000  TXU Electricity Ltd. (INS)                          7.25     12/01/2016          1,004
     1,000  West Penn Power Co.                                 6.63      4/15/2012            985
                                                                                        ----------
                                                                                            20,670
                                                                                        ----------
            GAS UTILITIES (0.1%)
     2,000  Enbridge Energy Partners, LP                        8.05     10/01/2037          1,329
                                                                                        ----------
            MULTI-UTILITIES (0.7%)
     4,000  Black Hills Corp.                                   6.50      5/15/2013          3,856
     2,000  PNM Resources, Inc.                                 9.25      5/15/2015          1,580
     2,500  Puget Sound Energy, Inc.                            6.97      6/01/2067          1,250
     3,500  Wisconsin Energy Corp.                              6.25      5/15/2067          1,752
     2,000  WPS Resources Corp.                                 6.11     12/01/2066          1,001
                                                                                        ----------
                                                                                             9,439
                                                                                        ----------
            Total Utilities                                                                 31,438
                                                                                        ----------
            Total Corporate Obligations (cost: $243,509)                                   155,377
                                                                                        ----------

================================================================================

74  | USAA CORNERSTONE STRATEGY FUND

================================================================================

--------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                   MARKET
AMOUNT                                                         COUPON                        VALUE
(000)       SECURITY                                            RATE      MATURITY           (000)
--------------------------------------------------------------------------------------------------
            EURODOLLAR AND YANKEE OBLIGATIONS (3.5%)

            ENERGY (0.3%)
            -------------
            INTEGRATED OIL & GAS (0.2%)
$      533  PEMEX Finance Ltd.                                  8.88%    11/15/2010     $      567
       900  PEMEX Finance Ltd.                                  9.03      2/15/2011            958
     3,000  Trans-Canada Pipelines Ltd.                         6.35      5/15/2067          1,511
                                                                                        ----------
                                                                                             3,036
                                                                                        ----------
            OIL & GAS DRILLING (0.1%)
     1,034  Delek & Avner-Yam Tethys Ltd.(a)                    5.33      8/01/2013          1,045
                                                                                        ----------
            Total Energy                                                                     4,081
                                                                                        ----------
            FINANCIALS (3.1%)
            -----------------
            DIVERSIFIED BANKS (1.5%)
     2,000  ANZ Capital Trust I(a)                              4.48             --(g)       1,546
     3,000  Barclays Bank plc(a)                                5.93             --(g)       1,712
     3,000  BBVA International Preferred S.A. Unipersonal(a)    5.92             --(g)       1,495
     3,000  BOI Capital Funding Number 3, LP(a)                 6.11             --(g)       1,041
     3,000  HBOS plc(a)                                         6.41             --(g)       1,329
     2,500  Landsbanki Islands hf(a),(h)                        7.43             --(g)          35
     2,500  Lloyds TSB Group plc(a)                             6.27             --(g)         978
     2,500  Mizuho Capital Investment 1 Ltd.(a)                 6.69             --(g)       1,435
     2,000  National Capital Trust II(a)                        5.49             --(g)       1,221
     3,500  Natixis                                            10.00             --(g)       1,811
     2,000  Nordea Bank AB(a)                                   5.42             --(g)       1,192
     3,000  Royal Bank of Scotland Group plc                    7.64             --(g)       1,451
     2,000  Skandinaviska Enskilda Banken AB(a)                 5.47             --(g)       1,266
     3,000  Societe Generale(a)                                 5.92             --(g)       1,717
     2,500  Standard Chartered plc(a)                           6.41             --(g)       1,404
     1,500  Sumitomo Mitsui Financial Group(a)                  6.08             --(g)       1,046
                                                                                        ----------
                                                                                            20,679
                                                                                        ----------
            LIFE & HEALTH INSURANCE (0.1%)
     2,500  AXA S.A.(a)                                         6.46             --(g)       1,115
                                                                                        ----------
            MULTI-LINE INSURANCE (0.1%)
     3,000  ING Capital Funding Trust III                       8.44             --(g)       2,129
                                                                                        ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
     3,000  ZFS Finance USA Trust II(a)                         6.45     12/15/2065          1,624
                                                                                        ----------
            PROPERTY & CASUALTY INSURANCE (0.3%)
     2,500  Allied World Assurance Holdings Ltd.                7.50      8/01/2016          1,964
     2,500  Catlin Insurance Co. Ltd.(a)                        7.25             --(g)         647
     1,145  Mantis Reef Ltd. II(a)                              4.80     11/03/2009          1,143
                                                                                        ----------
                                                                                             3,754
                                                                                        ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  75

================================================================================

--------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                   MARKET
AMOUNT                                                         COUPON                        VALUE
(000)       SECURITY                                            RATE      MATURITY           (000)
--------------------------------------------------------------------------------------------------
            REGIONAL BANKS (0.1%)
$    3,000  Credit Agricole S.A.(a)                             6.64%            --(g)  $    1,524
     3,000  Glitnir Banki hf(a),(h)                             7.45             --(g)          19
                                                                                        ----------
                                                                                             1,543
                                                                                        ----------
            REINSURANCE (0.8%)
     2,000  Endurance Specialty Holdings, Ltd.                  6.15     10/15/2015          1,675
     2,000  Max USA Holdings Ltd.(a)                            7.20      4/14/2017          1,798
     4,000  Montpelier Re Holdings Ltd.                         6.13      8/15/2013          3,842
     4,000  Platinum Underwriters Finance, Inc.                 7.50      6/01/2017          4,016
                                                                                        ----------
                                                                                            11,331
                                                                                        ----------
            SPECIALIZED FINANCE (0.1%)
     2,500  QBE Capital Funding II, LP(a)                       6.80             --(g)       1,753
                                                                                        ----------
            Total Financials                                                                43,928
                                                                                        ----------
            MATERIALS (0.1%)
            ----------------
            DIVERSIFIED METALS & MINING (0.1%)
     2,500  Glencore Finance S.A.                               8.00             --(g)         877
     1,000  Glencore Funding, LLC(a)                            6.00      4/15/2014            693
                                                                                        ----------
            Total Materials                                                                  1,570
                                                                                        ----------
            Total Eurodollar and Yankee Obligations
               (cost: $82,435)                                                              49,579
                                                                                        ----------
            ASSET-BACKED SECURITIES (4.0%)

            FINANCIALS (4.0%)
            -----------------
            ASSET-BACKED FINANCING (4.0%)
       953  Aerco Ltd.(a)                                       1.94(f)   7/15/2025            955
     2,000  AESOP Funding II, LLC(a)                            4.50(f)   3/20/2012          1,506
       633  Airport Airplanes                                   4.96(f)   3/15/2019            538
       500  American Express Credit Account Master Trust(a)     1.89(f)   3/15/2012            463
     2,500  American Express Credit Account Master Trust(a)     1.77(f)   9/15/2016          1,174
     2,000  AmeriCredit Automobile Receivables Trust            6.96     10/14/2014          1,612
     4,000  ARG Funding Corp.(a)                                4.29      4/20/2011          3,649
     3,000  Banc of America Mortgage Securities, Inc.           4.15(f)   7/25/2034          2,890
     1,500  Banc of America Securities Auto Trust               5.51      2/19/2013          1,271
     1,500  Bank of America Credit Card Trust                   1.71(f)   6/15/2014            948
     2,000  Bank One Issuance Trust                             4.77      2/16/2016          1,161
     1,721  Capital One Auto Finance Trust (INS)                4.71      6/15/2012          1,512
     2,000  Capital One Auto Finance Trust                      1.45(f)   5/15/2013          1,373
     2,000  Capital One Multi-Asset Execution Trust             6.00      8/15/2013          1,647
     1,500  Capital One Multi-Asset Execution Trust             5.05     12/17/2018          1,170
     1,050  Citibank Credit Card Issuance Trust                 6.95      2/18/2014            789

================================================================================

76  | USAA CORNERSTONE STRATEGY FUND

================================================================================

--------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                   MARKET
AMOUNT                                                         COUPON                        VALUE
(000)       SECURITY                                            RATE      MATURITY           (000)
--------------------------------------------------------------------------------------------------
$    2,550  Citibank Credit Card Issuance Trust                 6.30%     6/20/2014     $    1,804
       664  CPS Auto Receivables Trust(a)                       5.27     10/15/2010            647
     3,000  CPS Auto Receivables Trust (INS)                    6.48      7/15/2013          2,606
     2,753  Credit Acceptance Auto Dealer Loan Trust            6.16      4/15/2013          2,549
     2,500  GE Capital Credit Card Master Note Trust            1.53(f)   9/15/2012          2,270
     2,161  GE Capital Credit Card Master Note Trust            1.69(f)   3/15/2013          1,777
     1,000  Hertz Vehicle Financing, LLC(a)                     5.01      2/25/2011            906
     2,000  Hertz Vehicle Financing, LLC(a)                     5.08     11/25/2011          1,662
     2,000  HSBC Automotive Trust                               4.94     11/19/2012          1,804
     2,000  Huntington Auto Trust(a)                            4.81      4/16/2012          1,823
     1,475  MBNA Master Credit Card Note Trust                  6.80      7/15/2014          1,049
     3,000  Rental Car Finance Corp.(a)                         1.54(f)   7/25/2013          2,413
     2,000  SLM Student Loan Trust                              4.09(f)  10/25/2038          1,584
       481  Triad Automobile Receivables Owners Trust           4.77      1/12/2011            473
       497  Triad Automobile Receivables Owners Trust           5.26     11/14/2011            478
     3,000  Triad Automobile Receivables Owners Trust           5.43      7/14/2014          2,383
     1,809  Trinity Rail Leasing, LP(a)                         5.90      5/14/2036          1,134
       978  UPFC Auto Receivables Trust                         5.75      9/15/2010            957
     2,174  USXL Funding, LLC (INS)(a)                          5.38      4/15/2014          1,978
     2,250  WFS Financial Owner Trust                           4.57     11/19/2012          2,200
     1,500  WFS Financial Owner Trust                           4.76      5/17/2013          1,076
                                                                                        ----------
            Total Financials                                                                56,231
                                                                                        ----------
            Total Asset-Backed Securities (cost: $64,059)                                   56,231
                                                                                        ----------
            COMMERCIAL MORTGAGE SECURITIES (6.1%)

            FINANCIALS (6.1%)
            -----------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (6.1%)
        33  Banc of America Commercial Mortgage, Inc.           7.02      9/15/2032             33
     1,830  Banc of America Commercial Mortgage, Inc.           7.20      9/15/2032          1,912
     2,000  Banc of America Commercial Mortgage, Inc.           4.77      7/10/2043          1,211
       859  Bear Stearns Commercial Mortgage Securities, Inc.   4.00      3/13/2040            827
     3,000  Chase Commercial Mortgage Securities Corp.          6.39     11/18/2030          2,985
     5,000  Chase Commercial Mortgage Securities Corp.          7.63      7/15/2032          5,093
     4,448  Chase Commercial Mortgage Securities Corp.          7.32     10/15/2032          4,524
     1,000  Citigroup Commercial Mortgage Trust                 5.23(f)   7/15/2044            243
     1,000  Commercial Mortgage Asset Trust                     6.98      1/17/2032          1,020
     5,000  Commercial Mortgage Trust                           4.58     10/15/2037          4,565
     2,000  Commercial Mortgage Trust(a)                        5.15      5/10/2043          1,954
     2,000  Credit Suisse First Boston Mortgage Securities
               Corp.(a)                                         6.65     12/18/2035          2,010

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  77

================================================================================

--------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                   MARKET
AMOUNT                                                         COUPON                        VALUE
(000)       SECURITY                                            RATE      MATURITY           (000)
--------------------------------------------------------------------------------------------------
$       36  Credit Suisse First Boston Mortgage
               Securities Corp.                                 6.10%     8/15/2036     $       36
     2,500  Credit Suisse First Boston Mortgage
               Securities Corp.                                 5.10      8/15/2038          1,522
     5,613  Credit Suisse First Boston Mortgage
               Securities Corp.                                 7.55      4/15/2062          5,661
     3,751  DLJ Commercial Mortgage Corp.                       7.30      6/10/2032          3,766
     4,426  First Union National Bank Commercial
               Mortgage Trust                                   7.39     12/15/2031          4,450
     1,000  GE Capital Commercial Mortgage Corp.                6.07      6/10/2038            896
     1,500  GMAC Commercial Mortgage Securities, Inc.           4.75      5/10/2043            987
     1,664  Government Lease Trust(a)                           6.48      5/18/2011          1,727
     1,424  Greenwich Capital Commercial Funding Corp.          4.02      1/05/2036          1,383
     1,000  GS Mortgage Securities Corp. II(a)                  6.45      8/05/2018          1,022
     2,000  J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                 4.99      9/12/2037          1,222
     2,000  J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                 5.49      4/15/2043          1,576
     1,625  LB-UBS Commercial Mortgage Trust                    4.56      9/15/2026          1,595
     4,000  LB-UBS Commercial Mortgage Trust                    5.87      6/15/2032          3,389
        23  Merrill Lynch Mortgage Investors, Inc.              6.48     11/15/2026             23
     2,282  Merrill Lynch Mortgage Investors, Inc.              7.56     11/15/2031          2,294
     1,000  Merrill Lynch Mortgage Trust                        5.56(f)   1/12/2044            243
     4,000  Morgan Stanley Capital I, Inc.                      5.97(f)   8/12/2041          3,156
     5,000  Mortgage Capital Funding, Inc.                      7.11(f)   6/18/2030          5,154
     2,432  Nationslink Funding Corp.(a)                        7.10(f)   1/20/2031          2,412
     2,000  Prudential Mortgage Capital Funding, LLC            6.76      5/10/2034          2,037
     5,000  Wachovia Bank Commercial Mortgage Trust             5.00      7/15/2041          4,598
     5,500  Wachovia Bank Commercial Mortgage Trust             4.66      4/15/2042          4,934
     3,000  Wachovia Bank Commercial Mortgage Trust             4.61      5/15/2044          2,592
     4,000  Wachovia Bank Commercial Mortgage Trust             5.50     10/15/2048          3,279
                                                                                        ----------
                                                                                            86,331
                                                                                        ----------
            INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
     9,250  Bear Stearns Commercial Mortgage Securities, Inc.,
               acquired 6/17/2004; cost $538(a),(c)             2.06(f)   5/14/2016             81
                                                                                        ----------
            Total Financials                                                                86,412
                                                                                        ----------
            Total Commercial Mortgage Securities
               (cost: $93,943)                                                              86,412
                                                                                        ----------
            U.S. GOVERNMENT AGENCY ISSUES (0.3%)(j)

            ASSET-BACKED FINANCING (0.1%)
     1,795  U.S. Small Business Administration                  4.07      6/01/2023          1,723
                                                                                        ----------
            INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
     7,106  Government National Mortgage Assn.                  1.77(f)   7/16/2010            135
                                                                                        ----------

================================================================================

78  | USAA CORNERSTONE STRATEGY FUND

================================================================================

--------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                   MARKET
AMOUNT                                                         COUPON                        VALUE
(000)       SECURITY                                            RATE      MATURITY           (000)
--------------------------------------------------------------------------------------------------
            MORTGAGE-BACKED PASS-THROUGH SECURITIES (0.2%)
$       76  Fannie Mae(+)                                       5.50%     6/01/2037     $       78
       314  Fannie Mae(+)                                       6.50     10/01/2016            324
       248  Fannie Mae(+)                                       7.00      2/01/2030            260
       151  Fannie Mae(+)                                       7.00      8/01/2030            159
        98  Government National Mortgage Assn. I                6.50      5/15/2023            100
       244  Government National Mortgage Assn. I                6.50      8/15/2023            251
        68  Government National Mortgage Assn. I                6.50      4/15/2024             70
       325  Government National Mortgage Assn. I                6.50      1/15/2032            335
        27  Government National Mortgage Assn. I                7.50      3/15/2017             28
        45  Government National Mortgage Assn. I                7.50      3/15/2017             48
         9  Government National Mortgage Assn. I                8.00      6/15/2016             10
         5  Government National Mortgage Assn. I                8.00      9/15/2016              5
        17  Government National Mortgage Assn. I                8.00     11/15/2016             18
        25  Government National Mortgage Assn. I                8.00     12/15/2016             26
        30  Government National Mortgage Assn. I                8.00      3/15/2017             32
         5  Government National Mortgage Assn. I                8.50      6/15/2016              6
         7  Government National Mortgage Assn. I                8.50      6/15/2016              7
        11  Government National Mortgage Assn. I                8.50      7/15/2016             12
         2  Government National Mortgage Assn. I                8.50      9/15/2016              2
        18  Government National Mortgage Assn. I                8.50     12/15/2016             19
        10  Government National Mortgage Assn. I                8.50     12/15/2016             11
         2  Government National Mortgage Assn. I                8.50      1/15/2017              2
        16  Government National Mortgage Assn. I                8.50      1/15/2017             17
         9  Government National Mortgage Assn. I                8.50      2/15/2017              9
         2  Government National Mortgage Assn. I                9.00      6/15/2016              2
         2  Government National Mortgage Assn. I                9.00      7/15/2016              2
         1  Government National Mortgage Assn. I                9.00      8/15/2016              2
         4  Government National Mortgage Assn. I                9.00      9/15/2016              4
         2  Government National Mortgage Assn. I                9.00     10/15/2016              2
         1  Government National Mortgage Assn. I                9.50      6/15/2009              1
         2  Government National Mortgage Assn. I                9.50      6/15/2009              2
         1  Government National Mortgage Assn. I                9.50      9/15/2009              1
        14  Government National Mortgage Assn. I                9.50      9/15/2016             15
        15  Government National Mortgage Assn. I                9.50     11/15/2016             16
         2  Government National Mortgage Assn. I                9.50     11/15/2016              3
         3  Government National Mortgage Assn. I                9.50     11/15/2016              3
        30  Government National Mortgage Assn. I                9.50      4/15/2017             32
         2  Government National Mortgage Assn. I               10.00     11/15/2009              2
         3  Government National Mortgage Assn. I               10.00     11/15/2009              3
         2  Government National Mortgage Assn. I               10.00     12/15/2009              2
       258  Government National Mortgage Assn. II               7.50      6/20/2030            272

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  79

================================================================================

--------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                   MARKET
AMOUNT                                                         COUPON                        VALUE
$(000)/SHARES SECURITY                                          RATE      MATURITY           (000)
--------------------------------------------------------------------------------------------------
$        65   Government National Mortgage Assn. II             7.50%     4/20/2031     $       68
        232   Government National Mortgage Assn. II             8.00      8/20/2030            248
                                                                                        ----------
                                                                                             2,509
                                                                                        ----------
              Total U.S. Government Agency Issues
                 (cost: $4,337)                                                              4,367
                                                                                        ----------
              U.S. TREASURY SECURITIES (0.0%)

              NOTES (0.0%)
        500   2.00%, 2/28/2010 (cost: $503)                                                    509
                                                                                        ----------
              MUNICIPAL BONDS (0.4%)

              CASINOS & GAMING (0.3%)
      2,000   Mashantucket (Western) Pequot Tribe(a)            5.91      9/01/2021          1,412
      3,235   Seneca Nation of Indians Capital
                 Improvements Auth.                             6.75     12/01/2013          3,063
                                                                                        ----------
                                                                                             4,475
                                                                                        ----------
              OIL & GAS STORAGE & TRANSPORTATION (0.0%)
        569   California Maritime Infrastructure Auth.          6.63     11/01/2009            571
                                                                                        ----------
              SPECIAL ASSESSMENT/TAX/FEE (0.1%)
      1,870   Erie County Tobacco Asset Securitization Corp.    6.00      6/01/2028          1,534
                                                                                        ----------
              Total Municipal Bonds (cost: $7,624)                                           6,580
                                                                                        ----------
              Total Bonds (cost: $496,410)                                                 359,055
                                                                                        ----------
              MONEY MARKET INSTRUMENTS (4.1%)

              COMMERCIAL PAPER (0.9%)

              CONSUMER DISCRETIONARY (0.4%)
              -----------------------------
              SPECIALTY STORES (0.4%)
      6,000   Staples, Inc.(a),(k)                              4.70(l)  12/01/2008          6,000
                                                                                        ----------
              INDUSTRIALS (0.5%)
              ------------------
              INDUSTRIAL CONGLOMERATES (0.5%)
      6,369   Textron, Inc.(a),(k)                              6.00(l)  12/02/2008          6,368
                                                                                        ----------
              Total Commercial Paper                                                        12,368
                                                                                        ----------
              MONEY MARKET FUNDS (3.1%)
 44,597,332   State Street Institutional Liquid Reserves
                 Fund, 1.71%(m)                                                             44,597
                                                                                        ----------
              U.S. TREASURY BILLS (0.1%)
$       800   1.03%, 12/18/2008(l),(n)                                                         800
                                                                                        ----------
              Total Money Market Instruments (cost: $57,765)                                57,765
                                                                                        ----------

              TOTAL INVESTMENTS (COST: $1,913,839)                                      $1,391,735
                                                                                        ==========

================================================================================

80  | USAA CORNERSTONE STRATEGY FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2008 (unaudited)

--------------------------------------------------------------------------------

o GENERAL NOTES

  Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

  The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 25.2% of net assets as of November 30, 2008.

o CATEGORIES AND DEFINITIONS

  COMMINGLED FUNDS -- funds or trusts that consist of assets from several accounts combined together to reduce costs. Deutsche iGAP Investment Trust, managed by Deutsche Bank Trust Company Americas, invests primarily in a diversified portfolio of short-term money market investments, and long and short positions in exchange-traded equity index and government bond index futures, currency forward contracts, and other derivative instruments.

  EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

  INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) -- represent the right to receive only the interest payments on an

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  81

================================================================================

  underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to recessionary default-related prepayments that may have a negative impact on yield.

  RIGHTS -- enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.

  WARRANTS -- entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

o PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

  ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

  iShares Exchange-traded funds, managed by Barclays Global Fund Advisors, that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on securities exchanges.

  REIT    Real estate investment trust

  SPDR Standard & Poor's depositary receipt, or "Spider," is an exchange-traded fund based on either the S&P 500 Index or the S&P MidCap 400 Index, and is traded on the American Stock Exchange (AMEX).

o CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal

================================================================================

82  | USAA CORNERSTONE STRATEGY FUND

================================================================================

  and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

  (INS) Principal and interest payments are insured by one of the following:
        AMBAC Assurance Corp., Financial Guaranty Insurance Co., or Financial Security Assurance Holdings Ltd. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

o SPECIFIC NOTES

  (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

  (b) The security or a portion thereof was out on loan as of November 30, 2008.

  (c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at November 30, 2008, was $41,337,000, which represented 2.9% of the Fund's net assets.

  (d) Security was fair valued at November 30, 2008, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  83

================================================================================

  (e) Security, or a portion thereof, is segregated to cover the value of open futures contracts at November 30, 2008, as shown in the following table:

                                                                                                        UNREALIZED
                                                                              VALUE AT                 APPRECIATION
TYPE OF FUTURE                      EXPIRATION    CONTRACTS  POSITION  TRADE DATE  NOVEMBER 30, 2008  (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------
SPI 200 Index Futures              December 2008       5       Long    $  372,000     $  306,000        $ (66,000)
DJ Euro Stoxx 50 Index Futures     December 2008      62       Long     2,150,000      1,911,000         (239,000)
FTSE 100 Index Futures             December 2008      19       Long     1,302,000      1,253,000          (49,000)
Hang Seng Index Futures            December 2008       1       Long        83,000         90,000            7,000
Nikkei 225 Index Futures           December 2008      53       Long     2,564,000      2,256,000         (308,000)
--------------------------------------------------------------------------------------------------------------------
                                                                       $6,471,000     $5,816,000        $(655,000)
--------------------------------------------------------------------------------------------------------------------

  (f) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at November 30, 2008.

  (g) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

  (h) Security is currently trading without interest.

  (i) Senior loan (loan) -- is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at November 30, 2008. The weighted average life of the loan is likely to be substantially shorter than the stated final maturity date due to mandatory or optional prepayments.

  (j) U.S. government agency issues -- mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government.

================================================================================

84  | USAA CORNERSTONE STRATEGY FUND

================================================================================

      Securities issued by government-sponsored enterprises (GSEs), indicated with "+" are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSE's obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

  (k) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

  (l) Zero-coupon security. Rate represents the effective yield at the date of purchase.

  (m) Rate represents the money market fund annualized seven-day yield at November 30, 2008.

  (n) Security with a value of $800,000 is segregated as collateral for initial margin requirements on open futures contracts.

    * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  85

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

November 30, 2008 (unaudited)
--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $1,913,839)         $1,391,735
  Cash                                                                         1,767
  Cash denominated in foreign currencies (identified cost of $3,029)           3,063
  Receivables:
    Capital shares sold                                                          793
    USAA Investment Management Company (Note 6D)                               1,188
    Dividends and interest                                                    10,025
    Securities sold                                                           36,652
  Variation margin on futures contracts                                          488
                                                                          ----------
      Total assets                                                         1,445,711
                                                                          ----------
LIABILITIES
  Payables:
    Upon return of securities loaned                                               3
    Securities purchased                                                      25,101
    Capital shares redeemed                                                    3,879
  Unrealized depreciation on foreign currency contracts held, at value            18
  Accrued management fees                                                        808
  Accrued transfer agent's fees                                                   29
  Other accrued expenses and payables                                            272
                                                                          ----------
      Total liabilities                                                       30,110
                                                                          ----------
        Net assets applicable to capital shares outstanding               $1,415,601
                                                                          ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                         $2,183,966
  Accumulated undistributed net investment income                             43,524
  Accumulated net realized loss on investments, options, and
    futures transactions                                                    (289,189)
  Net unrealized depreciation of investments and futures contracts          (522,759)
  Net unrealized appreciation of foreign currency translations                    59
                                                                          ----------
        Net assets applicable to capital shares outstanding               $1,415,601
                                                                          ==========
  Capital shares outstanding, unlimited number of shares
    authorized, no par value                                                  90,989
                                                                          ==========
  Net asset value, redemption price, and offering price per share         $    15.56
                                                                          ==========

See accompanying notes to financial statements.

================================================================================

86  | USAA CORNERSTONE STRATEGY FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended November 30, 2008 (unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $392)                   $  15,676
  Interest                                                               17,591
  Securities lending (net)                                                  443
                                                                      ---------
     Total income                                                        33,710
                                                                      ---------
EXPENSES
  Management fees                                                         6,626
  Administration and servicing fees                                       1,403
  Transfer agent's fees                                                   3,245
  Custody and accounting fees                                               540
  Postage                                                                   282
  Shareholder reporting fees                                                109
  Trustees' fees                                                              6
  Registration fees                                                          24
  Professional fees                                                          46
  Other                                                                      18
                                                                      ---------
      Total expenses                                                     12,299
  Expenses paid indirectly                                                  (15)
  Expenses reimbursed                                                    (1,166)
                                                                      ---------
      Net expenses                                                       11,118
                                                                      ---------
NET INVESTMENT INCOME                                                    22,592
                                                                      ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
OPTIONS, FOREIGN CURRENCY, AND FUTURES CONTRACTS
  Net realized gain (loss) on:
    Investments:
      Unaffiliated transactions                                        (248,833)
      Affiliated transactions (Note 8)                                      109
    Foreign currency transactions                                        (1,275)
    Options                                                               7,324
    Futures transactions                                                 (1,684)
  Change in net unrealized appreciation/depreciation of:
    Investments                                                        (571,480)
    Foreign currency translations                                           110
    Options                                                                (483)
    Futures contracts                                                      (867)
                                                                      ---------
      Net realized and unrealized loss                                 (817,079)
                                                                      ---------
  Decrease in net assets resulting from operations                    $(794,487)
                                                                      =========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  87

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended November 30, 2008 (unaudited), and year ended
May 31, 2008
--------------------------------------------------------------------------------

                                                                  11/30/2008       5/31/2008
--------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                           $   22,592      $   45,175
  Net realized gain (loss) on investments                           (248,724)         70,660
  Net realized loss on foreign currency transactions                  (1,275)           (655)
  Net realized gain on options                                         7,324             210
  Net realized loss on futures transactions                           (1,684)           (849)
  Change in net unrealized appreciation/depreciation of:
    Investments                                                     (571,480)       (177,102)
    Foreign currency translations                                        110             (38)
    Options                                                             (483)            483
    Futures contracts                                                   (867)            212
                                                                  --------------------------
    Decrease in net assets resulting from operations                (794,487)        (61,904)
                                                                  --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                    -         (39,522)
  Net realized gains                                                       -        (253,222)
                                                                  --------------------------
    Distributions to shareholders                                          -        (292,744)
                                                                  --------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                          148,203         483,381
  Reinvested dividends                                                    (1)        289,233
  Cost of shares redeemed                                           (181,918)       (367,523)
                                                                  --------------------------
    Increase (decrease) in net assets from capital
      share transactions                                             (33,716)        405,091
                                                                  --------------------------
  Net increase (decrease) in net assets                             (828,203)         50,443
NET ASSETS
  Beginning of period                                              2,243,804       2,193,361
                                                                  --------------------------
  End of period                                                   $1,415,601      $2,243,804
                                                                  ==========================
Accumulated undistributed net investment income:
  End of period                                                   $   43,524      $   20,932
                                                                  ==========================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                          7,375          18,800
  Shares issued for dividends reinvested                                   -          11,484
  Shares redeemed                                                     (9,217)        (14,377)
                                                                  --------------------------
    Increase (decrease) in shares outstanding                         (1,842)         15,907
                                                                  ==========================

See accompanying notes to financial statements.

================================================================================

88  | USAA CORNERSTONE STRATEGY FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2008 (unaudited)
--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this semiannual report pertains only to the USAA Cornerstone Strategy Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to achieve a positive, inflation-adjusted rate of return and a reasonably stable value of Fund shares, thereby preserving the purchasing power of shareholders' capital.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

     1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

     2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  89

================================================================================

         is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

     3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

     4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

     5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by

================================================================================

90  | USAA CORNERSTONE STRATEGY FUND

================================================================================

         the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

     6. Repurchase agreements are valued at cost, which approximates market value.

     7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

     8.  Options are valued by a pricing service at the National Best Bid/Offer
         (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

     9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

         Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services,

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  91

================================================================================

         broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Effective June 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

     SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

     Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

     Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

     Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

     The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

================================================================================

92  | USAA CORNERSTONE STRATEGY FUND

================================================================================

     The following is a summary of the inputs used to value the Fund's assets as of November 30, 2008:

                                                    INVESTMENTS IN       OTHER FINANCIAL
VALUATION INPUTS                                        SECURITIES          INSTRUMENTS*
----------------------------------------------------------------------------------------
Level 1 -- Quoted Prices                            $  718,585,000            $(655,000)
Level 2 -- Other Significant Observable Inputs         673,150,000                   --
Level 3 -- Significant Unobservable Inputs                      --                   --
----------------------------------------------------------------------------------------
Total                                               $1,391,735,000            $(655,000)
----------------------------------------------------------------------------------------

    *Other financial instruments are derivative instruments not reflected in the portfolio of investments, such as futures, which are valued at the unrealized appreciation/depreciation on the investment.

C. FUTURES CONTRACTS -- The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying a Fund's index or in other financial instruments. A contract to buy establishes a long position while a contract to sell establishes a short position. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures positions). Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. In addition to the segregation of securities to cover the initial margin requirements, the Fund segregates securities to cover the value of all open futures contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities and the risk that the counterparty will fail to perform its obligations.

D. OPTION TRANSACTIONS -- The Fund may write (sell) and purchase options on securities or securities indexes. The Fund employs an index option strategy which involves holding a combination of call and put options designed to limit market risk.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  93

================================================================================

     Writing put options tends to increase the Fund's participation in downward movements of the underlying security or index. Writing call options tends to decrease the Fund's participation in upward movements of the underlying security or index. When the Fund writes an option, an amount equal to the premium received by the Fund is included in the Fund's statement of assets and liabilities as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expired worthless are treated by the Fund on the expiration date as realized gains from investments. If a written call index option or a written put index option is bought back prior to the index option expiration or cash settled upon expiration, the difference between premium received and payment to buy back the option or payment made for settlement upon expiration determines whether the Fund has realized a gain or loss. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security or index underlying the written option. A written put index option has defined risk, which is the difference between the agreed-upon price that the Fund must pay to the buyer upon expiration of the put, and the index value, which could be zero, at the time of expiration.

     Purchasing call options tends to increase the Fund's participation in upward movements of the underlying security or index. Purchasing put options tends to decrease the Fund's participation in downward movements of the underlying security or index. The Fund pays a premium which is included in the Fund's statement of assets and liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options that expired worthless are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. If a call index option or put index option is closed prior to the option expiration or cash settled upon expiration, the difference between the premium paid and the proceeds received from the sale or upon

================================================================================

94  | USAA CORNERSTONE STRATEGY FUND

================================================================================

     settlement at option expiration determines whether the Fund has realized a gain or loss. The Fund did not invest in any options as of November 30, 2008.

E. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

F. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

G. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements. As of November 30, 2008, the Fund did not invest in any repurchase agreements.

H. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  95

================================================================================

     U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

     1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

     2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

     The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

I. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of

================================================================================

96  | USAA CORNERSTONE STRATEGY FUND

================================================================================

     securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. The Fund had no delayed-delivery or when-issued commitments as of November 30, 2008.

J. EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended November 30, 2008, brokerage commission recapture credits and custodian and other bank credits reduced the Fund's expenses by $3,000 and $12,000, respectively, resulting in a total reduction in Fund expenses of $15,000.

K. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

L. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. Prior to September 25, 2008, the committed

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  97

================================================================================

loan agreement was $300 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the amount of the committed loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended November 30, 2008, the Fund paid CAPCO facility fees of $1,000, which represents 5.1% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2008.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2009, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Financial Accounting Standards Board (FASB) Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48), provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would

================================================================================

98  | USAA CORNERSTONE STRATEGY FUND

================================================================================

be recorded as a tax expense in the current year. As of November 30, 2008, the Manager has reviewed all open tax years and concluded that the adoption of FIN 48 resulted in no impact to the Fund's net assets or results of operations. On an ongoing basis, the Manager will monitor its tax positions under FIN 48 to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2008, were $1,230,414,000 and $1,242,534,000, respectively.

As of November 30, 2008, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of November 30, 2008, were $18,998,000 and $541,102,000, respectively, resulting in net unrealized depreciation of $522,104,000.

For the six-month period ended November 30, 2008, transactions in written call and put options were as follows:

                                                                  PREMIUMS
                                       NUMBER OF                  RECEIVED
                                       CONTRACTS                   (000s)
                                     ---------------------------------------
Outstanding at May 31, 2008             2,294                     $ 2,692
Options written                         2,294                         685
Options terminated in closing
   purchase transactions               (2,294)                       (685)
Options expired                        (2,294)                     (2,692)
                                     ---------------------------------------
Outstanding at November 30, 2008           --                     $    --
                                     =======================================

(5) LENDING OF PORTFOLIO SECURITIES

The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  99

================================================================================

with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and Wachovia retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Wachovia receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Corp., parent company of Wachovia, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the six-month period ended November 30, 2008, the Fund received securities-lending income of $443,000, which is net of the 20% income retained by Wachovia. As of November 30, 2008, the Fund loaned securities having a fair market value of less than $500 and received cash collateral of $3,000 for the loans.

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund and for directly managing the day-to-day investment of a portion of the Fund's assets, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is also authorized to select (with approval of the Trust's Board of Trustees and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0%

================================================================================

100 | USAA CORNERSTONE STRATEGY FUND

================================================================================

     to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

     The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Global Flexible Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Global Flexible Portfolio Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

     The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

     The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE              ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                AS A % OF THE FUND'S AVERAGE NET ASSETS
---------------------------------------------------------------------------
+/- 1.00% to 4.00%                  +/- 0.04%
+/- 4.01% to 7.00%                  +/- 0.05%
+/- 7.01% and greater               +/- 0.06%

     (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

     Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Global Flexible Funds Index over that period, even if the Fund had overall negative returns during the performance period.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS | 101

================================================================================

     For the six-month period ended November 30, 2008, the Fund incurred total management fees, paid or payable to the Manager, of $6,626,000, which is net of a performance adjustment of $(390,000) that decreased the base management fee of 0.75% by 0.04%.

B. SUBADVISORY ARRANGEMENTS -- The Manager has entered into investment subadvisory agreements with Batterymarch Financial Management, Inc. (Batterymarch), Credit Suisse Asset Management, LLC (Credit Suisse), Credit Suisse Securities (USA) LLC (CSSU) for its Volaris Volatility Management Group (Volaris Group), and Quantitative Management Associates LLC (QMA), under which Batterymarch directs the investment and reinvestment of a portion of the Fund's assets invested in U.S. and international stocks (as allocated from time to time by the Manager), Credit Suisse directs the investment and reinvestment of a portion of the Fund's assets invested in U.S. stocks (as allocated from time to time by the Manager), Volaris Group directs the investment and reinvestment of the portion of the Fund's assets invested in index options (as allocated from time to time by the Manager), and QMA directs the investment and reinvestment of a portion of the Fund's assets invested in international stocks (as allocated from time to time by the Manager).

     The Manager (not the Fund) pays Batterymarch a subadvisory fee based on the aggregate average net assets that Batterymarch manages in the USAA Cornerstone Strategy Fund and the USAA Capital Growth Fund combined, in an annual amount of 0.25% on the first $250 million of assets; 0.21% on assets over $250 million and up to $500 million; and 0.17% on assets over $500 million. For the six-month period ended November 30, 2008, the Manager incurred subadvisory fees for the Fund, paid or payable to Batterymarch, of $467,000.

     The Manager (not the Fund) pays Credit Suisse a subadvisory fee in the annual amount of 0.15% of the portion of the Fund's average net assets that Credit Suisse manages. For the six-month period ended November 30, 2008, the Manager incurred subadvisory fees, paid or payable to Credit Suisse, of $320,000.

================================================================================

102 | USAA CORNERSTONE STRATEGY FUND

================================================================================

     The Manager (not the Fund) pays CSSU a subadvisory fee based on the total notional amount of the options contracts that CSSU manages in the USAA Balanced Strategy Fund, the USAA Cornerstone Strategy Fund, the USAA First Start Growth Fund, the USAA Global Opportunities Fund, and the USAA Total Return Strategy Fund, in an annual amount of 0.23% on the first $50 million of the total notional amount; 0.20% on the total notional amount over $50 million and up to $250 million; 0.12% on the total notional amount over $250 million and up to $500 million; 0.10% on the total notional amount over $500 million and up to $2 billion; and 0.08% on the total notional amount over $2 billion. The notional amount is based on the daily closing price of the index that underlies the written options strategy for the Fund. For the six-month period ended November 30, 2008, the Manager incurred subadvisory fees for the Fund, paid or payable to CSSU, of $31,000.

     The Manager (not the Fund) pays QMA a subadvisory fee in the annual amount of 0.25% of the portion of the Fund's average net assets that QMA manages. For the six-month period ended November 30, 2008, the Manager incurred subadvisory fees, paid or payable to QMA, of $348,000.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended November 30, 2008, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $1,403,000.

     In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended November 30, 2008, the Fund reimbursed the Manager $15,000 for these legal services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS | 103

================================================================================

D. EXPENSE LIMITATION -- The Manager has voluntarily agreed to limit the annual expenses of the Fund to 1.19% of its average annual net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the six-month period ended November 30, 2008, the Fund incurred reimbursable expenses of $1,166,000, of which $1,188,000 was receivable from the Manager.

E. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out of pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended November 30, 2008, the Fund incurred transfer agent's fees, paid or payable to SAS, of $3,245,000.

F. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the six-month period ended November 30, 2008, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA fund at the then-current market price with no brokerage commissions incurred.

                                                     COST TO       NET REALIZED
         SELLER                PURCHASER            PURCHASER     GAIN TO SELLER
--------------------------------------------------------------------------------
USAA Cornerstone         USAA Precious Metals
   Strategy Fund           and Minerals Fund         $866,000        $109,000

================================================================================

104  | USAA CORNERSTONE STRATEGY FUND

================================================================================

(9) NEW ACCOUNTING PRONOUNCEMENTS

A. SFAS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (SFAS 159) -- In February 2007, FASB issued SFAS 159. In summary, SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager has evaluated SFAS 159 and has determined that there are no eligible instruments for which the Fund intends to avail itself of the fair value option.

B. SFAS NO. 161, "DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- AN AMENDMENT OF FASB STATEMENT NO. 133" (SFAS 161) -- In March 2008, FASB issued SFAS 161. In summary, SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Manager is in the process of evaluating the impact of SFAS 161 on the Fund's financial statement disclosures.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS | 105

================================================================================

(10) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                SIX-MONTH
                               PERIOD ENDED
                               NOVEMBER 30,                                YEAR ENDED MAY 31,
                               ------------------------------------------------------------------------------------------
                                     2008             2008           2007           2006             2005            2004
                               ------------------------------------------------------------------------------------------
Net asset value at
   beginning of period         $    24.17       $    28.51     $    26.50     $    26.53       $    25.80      $    22.22
                               ------------------------------------------------------------------------------------------
Income (loss) from
   investment operations:
   Net investment income              .25              .46            .40            .56              .30(a)          .22
   Net realized and
     unrealized gain (loss)         (8.86)           (1.16)          4.38           1.68             2.13(a)         3.57
                               ------------------------------------------------------------------------------------------
Total from investment
   operations                       (8.61)            (.70)          4.78           2.24             2.43(a)         3.79
                               ------------------------------------------------------------------------------------------
Less distributions from:
   Net investment income                -             (.44)          (.53)          (.22)            (.45)           (.21)
   Realized capital gains               -            (3.20)         (2.24)         (2.05)           (1.25)              -
                               ------------------------------------------------------------------------------------------
Total distributions                     -            (3.64)         (2.77)         (2.27)           (1.70)           (.21)
                               ------------------------------------------------------------------------------------------
Net asset value at
   end of period               $    15.56       $    24.17     $    28.51     $    26.50       $    26.53      $    25.80
                               ==========================================================================================
Total return (%)*                  (35.62)           (2.79)         18.82(b)        8.67             9.42           17.08
Net assets at end
   of period (000)             $1,415,601       $2,243,804     $2,193,361     $1,712,123       $1,543,380      $1,350,044
Ratios to average
   net assets:**
   Expenses (%)(c)                   1.19(e)          1.19           1.19(b)        1.17             1.18            1.19
   Expenses, excluding
     reimbursements (%)(c)           1.32(e)          1.21           1.19(b)        1.17             1.18            1.20
   Net investment income (%)         2.42(e)          2.06           1.68           2.01             1.15             .81
Portfolio turnover (%)                 68              175(d)         127            151               65              91

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the six-month period ended November 30, 2008, average net assets were $1,860,899,000.
(a) Calculated using average shares.
(b) For the year ended May 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                     (.00%)(+)        (.00%)(+)      (.00%)(+)      (.01%)           (.02%)          (.02%)
    (+) Represents less than 0.01% of average net assets.
(d) Reflects increased trading activity due to changes in subadvisers and asset allocation strategies.
(e) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

106 | USAA CORNERSTONE STRATEGY FUND

================================================================================

EXPENSE EXAMPLE

November 30, 2008 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2008, through November 30, 2008.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this

================================================================================

                                                           EXPENSE EXAMPLE | 107

================================================================================

information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                 EXPENSES PAID
                                     BEGINNING               ENDING              DURING PERIOD*
                                   ACCOUNT VALUE          ACCOUNT VALUE          JUNE 1, 2008 -
                                    JUNE 1, 2008        NOVEMBER 30, 2008     NOVEMBER 30, 2008
                                   -------------------------------------------------------------
Actual                               $1,000.00             $  643.80                 $4.90

Hypothetical
 (5% return before expenses)          1,000.00              1,019.10                  6.02

* Expenses are equal to the Fund's annualized expense ratio of 1.19%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of (35.62)% for the six-month period of June 1, 2008, through November 30, 2008.

================================================================================

108 | USAA CORNERSTONE STRATEGY FUND

================================================================================

TRUSTEES                             Christopher W. Claus
                                     Barbara B. Dreeben
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                       USAA Investment Management Company
INVESTMENT ADVISER,                  P.O. Box 659453
UNDERWRITER, AND                     San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "Products & Services"
SELF-SERVICE 24/7                    click "Investments," then
AT USAA.COM                          "Mutual Funds"

OR CALL                              Under "My Accounts" go to
(800) 531-USAA                       "Investments." View account balances,
         (8722)                      activity, and fund prices; or exchange
                                     or redeem fund shares.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.



================================================================================

    USAA
    9800 FREDERICKSBURG ROAD                                      --------------
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  >> SAVE PAPER AND FUND COSTS
     At USAA.COM click: MY DOCUMENTS
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          USAA        WE KNOW WHAT IT MEANS TO SERVE.(R)

================================================================================
27800-0109                                   (C)2009, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2008

By:*     CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    01/22/2009
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    01/26/2009
         ------------------------------


By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    01/26/2009
         ------------------------------


*Print the name and title of each signing officer under his or her signature.